    As Filed With The Securities And Exchange Commission On April 30, 1999

                                                       Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 10

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 21

                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V


                          (Exact Name of Registrant)

                 PEOPLES BENEFIT LIFE INSURANCE COMPANY


                              (Name of Depositor)

                                20 Moores Road
                          Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (800) 523-7900

                     Gregory E. Miller-Breetz, Esquire

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                            400 West Market Street
                                P.O. Box 32830
                          Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)


                                  Copies to:
                           Michael Berenson, Esquire


              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                                Suite 400 East
                          Washington, D.C. 20007-0805

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


[_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] On 5/1/99, pursuant to paragraph (b) of Rule 485.

[_] 60 Days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] On ________________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF
-------
FORM N-4                                          PROSPECTUS CAPTION
--------                                          ------------------
 1.  Cover Page.............................     Cover Page
 2.  Definitions............................     GLOSSARY

 3.  Synopsis...............................     Summary; FEE TABLE;
                                                 Performance Measures


 4.  Condensed Financial Information........     Condensed Financial Information


 5.  General Description of Registrant,
     Depositor, and Portfolio Companies.....     Peoples Benefit Life
                                                 Insurance Company
                                                 Separate Account C; The
                                                 Portfolios; Voting Rights
 6.  Deductions.............................     Expenses; Taxes; FEE TABLE
 7.  General Description of Variable Annuity
     Contracts..............................     The Annuity Contract
 8.  Annuity Period.........................     Annuity Payments
 9.  Death Benefit..........................     Death Benefit
10.  Purchases and Contract Value...........     Contract Application and
                                                 Purchase Payments; Accumulated
                                                 Value
11.  Redemptions............................     Access to Your Money
12.  Taxes..................................     Taxes
13.  Legal Proceedings......................     Legal Matters
14.  Table of Contents of the Statement
     of Additional Information..............     Table of Contents of the
                                                 Advisor's Edge/Advisor's Edge
                                                 Select Variable Annuity
                                                 Statement of Additional
                                                 Information

                                     PART B

ITEM OF                                           STATEMENT OF ADDITIONAL
-------                                           -----------------------
FORM N-4                                          INFORMATION CAPTION
--------                                          -------------------
15.  Cover Page.............................      Cover Page
16.  Table of Contents......................      Table of Contents
17.  General Information and History........      AUSA LIFE
18.  Services...............................      Part A: Auditors; Part B:
                                                  SAFEKEEPING OF ACCOUNT
                                                  ASSETS; DISTRIBUTION OF THE
                                                  CONTRACTS
19.  Purchase of Securities Being                 DISTRIBUTION OF THE
     Offered................................      CONTRACTS; Exchanges

20.  Underwriters...........................      DISTRIBUTION OF THE
                                                  CONTRACTS
21.  Calculation of Performance Data........      PERFORMANCE INFORMATION
22.  Annuity Payments.......................      Computations of Annuity Income
                                                  Payments
23.  Financial Statements...................      FINANCIAL STATEMENTS

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                         Peoples Benefit Life Insurance Company
                                                             Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus
                                                                    May 1, 1999

The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 28 investment company portfolios (the "Portfolios") and in four guaranteed options available under Peoples Benefit's general account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days (30 days or more in some instances) during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
    DFA Small Value
    DFA Large Value
    DFA International Value
    DFA International Small
    DFA Short-Term Fixed
    DFA Global Bond

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index
    T. Rowe Price International

The Federated Insurance Series
Advised by Federated Advisers
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

Steinroe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Special Venture

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate Securities
    WRL Janus Global
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

 1   Cross Reference to Definitions
 2   Summary
 6   Fee Table
 9   Example
 10  The Annuity Contract
 11  Annuity Payments
 13  Purchase
 17  Investment Options
 24  Expenses

 25  Taxes
 28  Access to Your Money
 30  Performance
 32  Death Benefit
 35  Other Information
 39  Table of Contents of Statement of Additional Information
 A-1 Appendix A (Condensed Financial Information)
 B-1 Appendix B (General Account Fixed Options)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase........................................................    10

Annuitant.................................................................    33

Annuity Date..............................................................    11

Annuity Payment Options...................................................    11

Beneficiary............................................................... 33,34

Business Day..............................................................    13

Contract..................................................................    10

Contract Anniversary......................................................    15

Contract Date.............................................................    15

Contract Owner............................................................    36

Contract Year.............................................................    15

General Account Guaranteed Options........................................   B-1

Income Phase..............................................................    11

Initial Purchase Payment..................................................    13

Joint Annuitant...........................................................    34

Net Purchase Payment......................................................    14


Qualified Contract........................................................    14

Portfolios................................................................    17

Purchase Payment..........................................................    14

Right to Cancel Period....................................................    36

Tax Deferral..............................................................    25

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Contract provides a means of investing on a tax-deferred basis in twenty-eight investment company portfolios and in four General Account Guaranteed Options offered by Peoples Benefit.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight Portfolios and four General Account Guaranteed Options available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 11, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the nine Funds' prospectuses and to the General Account Guaranteed Options:

The Portfolios

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
   VA Small Value Portfolio ("DFA Small Value Portfolio")
   VA Large Value Portfolio ("DFA Large Value Portfolio")
   VA International Value Portfolio ("DFA International Value Portfolio") VA International Small Portfolio ("DFA International Small Portfolio") VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio")
   VA Global Bond Portfolio ("DFA Global Bond Portfolio")

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Advisers
   Federated American Leaders Fund II ("Federated American Leaders
   Portfolio")
   Federated Fund for U.S. Government Securities II ("Federated U.S.
    Government Securities Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
   Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging
    Markets Portfolio")

Steinroe Variable Investment Trust
Advised by Stein Roe & Fanham Incorporated
   Stein Roe Special Venture Fund, Variable Series ("Stein Roe Special Venture Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
   Portfolio")
   Strong Schafer Value Fund II ("Strong Schafer Value Fund II")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor Portfolio
   Wanger International Small Cap Advisor Portfolio

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
   Global Portfolio ("WRL Janus Global Portfolio")
   Growth Portfolio ("WRL Janus Growth Portfolio")
   Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return")

You can make or lose money in any of these Portfolios depending on their investment performance.

The General Account Guaranteed Options

There are four General Account Guaranteed Options offered by Peoples Benefit:

The Dollar Cost Averaging Fixed Account Option
The One-Year Guaranteed Rate Option
The Multi-Year Guaranteed Rate Option
The Guaranteed Equity Option

Please see Appendix B for a description of the General Account Guaranteed
Options.

The availability, structure, and features of these options vary by state. Check with your sales representative for details of the availability and characteristics of these options before purchasing.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

Peoples Benefit will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. No withdrawals or Exchanges from the Guaranteed Equity Option are permitted until the end of the applicable guarantee period.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Period

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day period to allow for mail delivery. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Missouri law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account V

Established by Peoples Benefit under Missouri law, the Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-eight

Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 35.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:

Peoples Benefit Life Insurance Company
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 24.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)...................... None
Exchange Fees.......................................................... None
Annual Contract Maintenance Fee........................................ $ 30
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 0.50%
Administrative Charge.................................................. 0.15%
                                                                        ----
Total Annual Separate Account Expenses................................. 0.65%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                         Rule
                               Management and    Other   12b-1  Total Portfolio
                              Advisory Expenses Expenses  Fee   Annual Expenses
                              ----------------- -------- -----  ---------------
DFA Small Value Portfolio...        0.50%         0.20%   --         0.70%
DFA Large Value Portfolio...        0.25%         0.21%   --         0.46%
DFA International Value
 Portfolio..................        0.40%         0.28%   --         0.68%
DFA International Small
 Portfolio..................        0.50%         0.40%   --         0.90%
DFA Short-Term Fixed
 Portfolio..................        0.25%         0.16%   --         0.41%
DFA Global Bond Portfolio...        0.25%         0.32%   --         0.57%
Dreyfus Small Cap Value
 Portfolio/1/ ..............        0.80%         0.06%  0.08%       0.94%
Endeavor Enhanced Index
 Portfolio/2/ ..............        0.75%         0.35%   --         1.10%
Federated American Leaders
 Portfolio/3/ ..............        0.74%         0.14%   --         0.88%
Federated Utility
 Portfolio/3/ ..............        0.68%         0.25%   --         0.93%
Federated Prime Money
 Portfolio/3/ ..............        0.49%         0.31%   --         0.80%
Federated U.S. Government
 Securities Portfolio/3/ ...        0.52%         0.33%   --         0.85%
Federated High Income Bond
 Portfolio..................        0.60%         0.18%   --         0.78%
Montgomery Growth
 Portfolio/4/ ..............        1.00%         0.25%   --         1.25%
Montgomery Emerging Markets
 Portfolio..................        1.25%         0.50%   --         1.75%
Stein Roe Special Venture
 Portfolio..................        0.65%         0.10%   --         0.75%
Strong International Stock
 Portfolio..................        1.00%         0.62%   --         1.62%
Strong Schafer Value
 Portfolio/5/ ..............        1.00%         0.20%   --         1.20%
T. Rowe Price International
 Stock Portfolio/6/ ........        0.90%         0.08%   --         0.98%
Wanger U.S. Small Cap
 Advisor Portfolio..........        0.96%         0.06%   --         1.02%
Wanger International Small
 Cap Advisor Portfolio......        1.27%         0.28%   --         1.55%
Warburg Pincus International
 Equity Portfolio/7/ .......        1.00%         0.36%   --         1.36%
Warburg Pincus Small Company
 Growth Portfolio/7/ .......        0.90%         0.24%   --         1.14%
WRL Alger Aggressive Growth
 Portfolio/8/ ..............        0.80%         0.11%   --         0.91%
WRL Janus Growth
 Portfolio/8/ ..............        0.78%         0.05%   --         0.83%
WRL Janus Global/8/ ........        0.80%         0.15%   --         0.95%
WRL LKCM Strategic Total
 Return Portfolio/8/ .......        0.80%         0.06%   --         0.86%
WRL J.P. Morgan Real Estate
 Securities Portfolio/8/ ...        0.80%         0.20%   --         1.00%

/1/Endeavor Management Co. has agreed, until terminated by Endeavor Management
   Co., to assume expenses of the Dreyfus Small Cap Portfolio that exceed 1.30%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/Endeavor Management Co. has agreed, until terminated by Endeavor Management
   Co., to assume expenses of the Endeavor Enhanced Index Portfolio that exceed 1.30%.
/3/The expense figures shown reflect actual expenses for fiscal year 1998 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.75% and 0.89%, respectively, for the Federated American Leaders Portfolio; 0.75% and 1.00%, respectively, for the Federated Utility Portfolio; 0.50% and 0.81%, respectively, for the Federated Prime Money Portfolio; 0.60% and 0.93%, respectively, for the Federated U.S. Government Securities Portfolio.

/4/The figures above are based on actual expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after deferment of fees and/or expense reimbursement). The expense figures shown reflect voluntary deferment of a portion of the management fees and/or assumption of expenses. Absent the voluntary deferment, the maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been as follows: 1.00%, 0.40%, and 1.40%, respectively, for the Montgomery Growth Portfolio.

/5/The expense figures shown reflect actual expenses for fiscal year 1998 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect voluntary waivers of a portion of the management fees and/or assumption of expenses. In the absence of these voluntary waivers, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses are estimated to be as follows: 1.00%, 1.00%, and 2.00%, respectively.

/6/Endeavor Management Co. has agreed, until terminated by Endeavor Management
   Co., to assume expenses of the T. Rowe Price International Stock Portfolio that exceed 1.53%. Total Portfolio Annual Expenses before credits allowed by the custodian for the year ended December 31, 1998, amounted to 1.10%.

/7/Management and Advisory Expenses, Other Expenses and Total Portfolio Annual
   Expenses are based on actual expenses for the fiscal year ended December 31, 1998, net of any fee waivers or expense reimbursement. Without such waivers or reimbursements, Management and Advisory Expenses would have equaled 1.00% and 0.90%, Other Expenses would have equaled 0.40% and 0.25% and Total Portfolio Annual Expenses would have equaled 1.40% and 1.15% for the Warburg Pincus International Equity and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit Total Portfolio Annual Expenses to the limits shown in the table above through December 31, 1999.

/8/WRL Investment Management, Inc. has voluntarily undertaken, until at least
   April 30, 2000, to pay expenses on behalf of the Portfolios to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of each Portfolio's average daily net assets, 1.00%. The WRL Janus Growth Portfolio's management and advisory expenses reflect 0.80% of the average daily net assets for the period prior to May 1, 1998, and 0.775% of the first $3 billion of average daily net assets and 0.75% of the average daily net assets in excess of $3 billion for the period May 1, 1998 to December 31, 1998. In 1998, WRL Investment Management, Inc. reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $28,275. Without such reimbursement, the total annual expenses during 1998 for this portfolio would have been 3.34%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
DFA Small Value Portfolio..................... $13.99 $43.50  $ 75.14 $164.70
DFA Large Value Portfolio..................... $11.56 $36.02  $ 62.37 $137.52
DFA International Value Portfolio............. $13.79 $42.88  $ 74.08 $162.46
DFA International Small Portfolio............. $16.02 $49.69  $ 85.67 $186.83
DFA Short-Term Fixed Portfolio................ $11.06 $34.46  $ 59.69 $131.77
DFA Global Bond Portfolio..................... $12.68 $39.46  $ 68.24 $150.06
Dreyfus Small Cap Value Portfolio............. $16.42 $50.92  $ 87.76 $191.21
Endeavor Enhanced Index Portfolio............. $18.03 $55.84  $ 96.09 $208.50
Federated American Leaders Portfolio.......... $15.81 $49.07  $ 84.62 $184.64
Federated Utility Portfolio................... $16.32 $50.61  $ 87.24 $190.11
Federated Prime Money Portfolio............... $15.01 $46.60  $ 80.42 $175.83
Federated U.S. Government Securities
 Portfolio.................................... $15.51 $48.14  $ 83.05 $181.35
Federated High Income Bond Portfolio.......... $14.80 $45.98  $ 79.37 $173.61
Montgomery Growth Portfolio................... $19.54 $60.43  $103.83 $224.45
Montgomery Emerging Markets Portfolio......... $24.56 $75.57  $129.22 $275.81
Stein Roe Special Venture Portfolio........... $14.50 $45.05  $ 77.78 $170.28
Strong International Stock Portfolio.......... $23.26 $71.66  $122.68 $262.72
Strong Schafer Value Portfolio................ $19.04 $58.90  $101.26 $219.17
T. Rowe Price International Stock Portfolio... $16.82 $52.15  $ 89.85 $195.56
Wanger U.S. Small Cap Advisor Portfolio....... $17.23 $53.38  $ 91.93 $199.89
Wanger International Small Cap Advisor
 Portfolio.................................... $22.56 $69.54  $119.14 $255.60
Warburg Pincus International Equity
 Portfolio.................................... $20.65 $63.78  $109.47 $235.99
Warburg Pincus Small Company Growth
 Portfolio.................................... $18.44 $57.06  $ 98.16 $212.78
WRL Alger Aggressive Growth Portfolio......... $16.12 $49.99  $ 86.19 $187.93
WRL Janus Global Portfolio.................... $16.52 $51.23  $ 88.28 $192.30
WRL Janus Growth Portfolio.................... $15.31 $47.52  $ 82.00 $179.14
WRL LKCM Strategic Total Return Portfolio..... $15.61 $48.45  $ 83.57 $182.45
WRL J.P. Morgan Real Estate Securities
 Portfolio.................................... $17.02 $52.77  $ 90.89 $197.73

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. Peoples Benefit will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. Peoples Benefit may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Contract provides a means of investing on a tax-deferred basis in twenty-eight portfolios (the
"Portfolios") offered by a number of investment companies and in four guaranteed options available under Peoples Benefit's general account.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and Peoples Benefit, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight available Portfolios and the four General Account Guaranteed Options. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 22.)

 . Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 28.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 11.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, money you have allocated to the Portfolios is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the customer order form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. The latest possible Annuity Date Peoples Benefit will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

 . Life Annuity - Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly
   Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed). Any amounts in a Portfolio immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Portfolio.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 ($2,000 for Texas Contract Owners as specified in the Contract), Peoples Benefit reserves the right to pay that amount to you in a lump sum.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.


3. PURCHASE

Customer Order Form and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed customer order form and your Initial Purchase Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Contract, Peoples Benefit will also send a Contract acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If Peoples Benefit cannot credit the Initial Purchase Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, Peoples Benefit also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 28.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.


Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction). Each allocation to a General Account Option must be at least $1,000, except for the Dollar Cost Averaging Fixed Account, which has a minimum of $5,000.

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Depending on the state of issue of your Contract, your Initial Net Purchase Payment may be immediately invested among the Portfolios selected in your customer order form, or it may be invested in the Federated Prime Money Portfolio until the end of the Right to Cancel Period. See Allocation of Purchase Payments, page 15, for more information.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax.

 As of the date of this Prospectus, the following states assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                         Qualified Non-Qualified
                                                         --------- -------------
       South Dakota.....................................   0.00%       1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                         Qualified Non-Qualified
                                                         --------- -------------
       California.......................................   0.50%       2.35%
       Kentucky.........................................   2.00        2.00
       Maine............................................   0.00        2.00
       Nevada...........................................   0.00        3.50
       West Virginia....................................   1.00        1.00
       Wyoming..........................................   0.00        1.00


Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the customer order form what portion of your Purchase Payments you want to be allocated among which Portfolios and which General Account Guaranteed Options. You may allocate your Purchase Payments to one or more Portfolios or to any of the General Account Guaranteed Options. All allocations you make to the Portfolios must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Each allocation to a General Account Option must be at least $1,000, except the Dollar Cost Averaging Fixed Account Option, which has a $5,000 minimum.

If the state of issue of your Contract is Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia, or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Federated Prime Money Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Federated Prime Money Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

If you selected the Guaranteed Equity Option as an initial allocation option, no amount of your initial Net Purchase Payments attributable to the Guaranteed Equity Option will be invested in that option until the Right to Cancel Period has passed, no matter what the state of issue of your Contract is. This is because the Guaranteed Equity Option is illiquid for the applicable guarantee period.

If you selected any General Account Guaranteed Option other than the Guaranteed Equity Option, the amount of your initial Net Purchase Payments attributable to those options will be invested immediately into those options without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to or by calling Peoples Benefit. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

For information about Exchanges to and from the General Account Guaranteed Options, see Appendix B.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected and the interest credited to the General Account Guaranteed Options minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 . any Market Value Adjustment or other deduction due to early Exchanges or Withdrawals from the General Account Guaranteed Options

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, Peoples Benefit will credit a certain number of Accumulation Units to your Contract. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-eight portfolios offered by nine different investment companies (each investment company a "Fund") and four General Account Guaranteed Options. A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus. For information about the General Account Guaranteed Options, see Appendix B.

The general public may invest in the Portfolios only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

DFA Investment Dimensions Group Inc.
Advised by Dimensional Fund Advisors, Inc.

The Fund is an open-end management investment company organized under Maryland law in 1981, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of 34 series of shares, six of which are available as part of the Advisor's Edge.

  DFA Small Value Portfolio seeks to achieve long-term capital appreciation by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange.

  DFA Large Value Portfolio seeks to achieve longer term capital appreciation by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange.

  DFA International Value Portfolio seeks to achieve long-term capital appreciation by investing in value stocks of large non-U.S. companies. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that county with the highest positive book to market ratios.

  DFA International Small Portfolio seeks to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental, and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies that are traded in the Japanese securities markets; (2) United Kingdom small companies that are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand, and Asian countries whose shares are traded principally on the securities markets located in those countries. As of March 1, 1999, Malaysian securities constitute approximately 3.62% of the net assets value of the DFA International Small Portfolio. As of September 10, 1998, the DFA International Small Portfolio discontinued further investment in such securities as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets of foreign investors such as the Portfolio. The Portfolio presently values such securities at current market prices, discounting the U.S. dollar-ringgit currency exchange rate. Pending further clarification from Malaysian regulatory authorities regarding the controls discussed above, the Portfolio treats its investments in Malaysian Securities as illiquid. Please refer to the applicable Fund prospectus for details.

  DFA Short-Term Fixed Portfolio seeks to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk by investing in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations. Generally, this Portfolio will acquire obligations that mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

  DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community, and corporate debt obligations.

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management, Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series
Advised by Federated Advisors

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eight investment portfolios, five of which are available as part of the Advisor's Edge.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of

  U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge.

  Stein Roe Special Venture Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of companies with small market capitalizations. The Portfolio invests in new issuers during periods when new issues are being brought to market. The Portfolio also invests in midcap companies. The Portfolio invests in companies that compete within large and growing markets and that appear to have the ability to grow their market share. To find companies with these characteristics, the portfolio managers seek out companies that are - or, in the portfolio managers' judgment, have the potential to be - a market share leader within their respective industry. They also look for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge.

  Strong International Stock Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of issuers located outside the United States. This Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, this Portfolio expects to invest at least 90% of its net assets in foreign equity securities. This Portfolio will normally invest in securities of issuers located in at least three different countries.

  Strong Schafer Value Portfolio's primary objective is long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in stocks that offer attractive growth potential but that, for a variety of reasons, are either undervalued or have gone unnoticed by the market. The Portfolio is managed with a long-term perspective, and stocks are typically held for two or more years, giving the Portfolio the ability to take full advantage of a company's growth potential. The manager looks for stocks on an above-average growth trend but whose price is selling at a discount to the S&P 500. Schafer Capital Management serves as the subadviser to the Strong Schafer Value Portfolio.

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets - but no less than 65% of its total assets - in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1998, the Russell 2000 Index included companies with market capitalizations between $4.4 million and $3.2 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues twenty-three portfolios, five of which are available as part of the Advisor's Edge.

  WRL Alger Aggressive Growth Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio invests primarily in equity securities, such as common stock or preferred stock, or convertible securities. Fred Alger Management, Inc. serves as subadvisor to the WRL Alger Aggressive Growth Portfolio.

  WRL Janus Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers and depositary receipts, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts. Janus Capital Corporation serves as subadvisor to the WRL Janus Global Portfolio.

  WRL Janus Growth Portfolio's investment objective is to seek growth of capital. The Portfolio invests primarily in common stocks and to a lesser extent in futures. Janus Capital Corporation serves as subadvisor to the WRL Janus Growth Portfolio.

  WRL LKCM Strategic Total Return Portfolio's investment objective is to provide current income, long-term growth of income, and capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in common stocks, corporate bonds, convertible preferred stocks, corporate convertible bonds, and U.S. Treasury Notes. Luther King Capital Management Corporation serves as subadvisor to the Portfolio.

  WRL J.P. Morgan Real Estate Securities Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Portfolio seeks to achieve its objective by investing principally in equity securities of real estate companies, which include common stocks and convertible securities. J.P. Morgan Investment Management, Inc. serves as subadvisor to the Portfolio.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 .  You may make requests for exchanges in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

  For information concerning the exchanges to and from the General Account Guaranteed Options, see Appendix B.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. The General Account Guaranteed Options require a $1,000 minimum at all times. If you do not maintain the minimum balance requirement, Peoples Benefit will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . Peoples Benefit does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Telephone Exchanges

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Contract acknowledgment form you will receive with your Contract or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Contract acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Contract number and Social Security number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the Social Security Number of the Contract Owner. This information will be verified with the Contract Owner's records prior to processing a transaction, and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Dollar-Cost Averaging Options

Dollar Cost Averaging Money Market Option. If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Money Market Option to move a specified dollar amount each month from the Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . Peoples Benefit will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate Peoples Benefit form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, Peoples Benefit will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate Peoples Benefit form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

Dollar Cost Averaging Fixed Account Option. For information about the Dollar Cost Averaging Fixed Account Option, see Appendix B.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 Peoples Benefit assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.


Administrative Expense Charge

Peoples Benefit assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

Peoples Benefit charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse Peoples Benefit for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) may contain a balance of less than $250 or $1,000, respectively, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 27, and DIVERSIFICATION STANDARDS, page 28.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

Peoples Benefit will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase -

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. However, for tax purposes, withdrawals are taken first from earnings on the Contract and them from the money you invested in the Contract. See Taxation of Full and Partial Withdrawals, page 25.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.


 Because you assume the investment risk for amounts allocated to the Portfolios under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).


Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want systematic withdrawals to begin. Peoples Benefit will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for systematic withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 25, and Penalty Taxes on Certain Early Withdrawals, page 26.


Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Portfolio for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to Peoples Benefit


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death

Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the

Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 33.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is a stock life insurance company incorporated under the laws of the state of Missouri on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1998, Peoples Benefit had statutory-basis assets of approximately $12.6 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising, and servicing of individual life insurance and annuity products. Member companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

Peoples Benefit established the Separate Account as a separate account under the laws of the state of Missouri on February 14, 1992.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Contract are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the customer order form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Contract Owner may cancel the Contract can be canceled and treated as void from the Contract Date. The period ranges in length from 10 to 30 days (or more in some cases), as specified in your Contract.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Contract Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Readiness Disclosure

In March 1997, the Company adopted and presently has in place a Year 2000 Project Plan (the "Year 2000 Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of the Company's mission-critical systems are Year 2000 compliant. The Year 2000

Plan remains on track as the Company continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, the Company has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 date change.

As of the date of this prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Year 2000 Plan will be completed.

The actions taken by management under the Year 2000 Plan are intended to significantly reduce the Company's risk of a material business interruption based on Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failures to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of Peoples Benefit, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Missouri law pertaining to the validity of the Contract and Peoples Benefit's right to issue the Contract.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transaction or Balance Requirements........   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   6
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   8
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  11
  Individualized Computer Generated Illustrations.........................  23
PERFORMANCE COMPARISONS...................................................  23
SAFEKEEPING OF ACCOUNT ASSETS.............................................  25
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  25
PEOPLES BENEFIT...........................................................  26
TAXES.....................................................................  26
STATE REGULATION OF PEOPLES BENEFIT.......................................  26
RECORDS AND REPORTS.......................................................  27
DISTRIBUTION OF THE CONTRACTS.............................................  27
LEGAL PROCEEDINGS.........................................................  27
OTHER INFORMATION.........................................................  27
FINANCIAL STATEMENTS......................................................  27
  Audited Financial Statements............................................  27

                                                      THE ADVISOR'S EDGE SELECT
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                      Peoples Benefit Life Insurance Company Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus
                                                                    May 1, 1999

The Advisor's Edge Select Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 22 investment company portfolios (the "Portfolios") and in four guaranteed options available under Peoples Benefit's general account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days (30 days or more in some instances) during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index
    T. Rowe Price International

The Federated Insurance Series
Advised by Federated Advisers
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

Steinroe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Special Venture

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap  Advisor

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
    Warburg Pincus International Equity
    Warburg Pincus Small Company  Growth

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate
     Securities
    WRL Janus Global
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

  1  Cross Reference to Definitions
  2  Summary
  6  Fee Table
  8  Example
  8  The Annuity Contract
 10  Annuity Payments
 12  Purchase
 16  Investment Options
 22  Expenses

 23  Taxes
 26  Access to Your Money
 28  Performance
 30  Death Benefit
 33  Other Information
 37  Table of Contents of Statement of Additional Information
 A-1 Appendix A (Condensed Financial Information)
 B-1 Appendix B (General Account Fixed Options)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.......................................................      9

Annuitant................................................................ 31, 32

Annuity Date.............................................................     10

Annuity Payment Options..................................................     10

Beneficiary.............................................................. 31, 32

Business Day.............................................................     12

Contract.................................................................      8

Contract Anniversary.....................................................     13

Contract Date............................................................     13

Contract Owner...........................................................     34

Contract Year............................................................     13

General Account Guaranteed Options.......................................    B-1

Income Phase.............................................................      9

Initial Purchase Payment.................................................     12

Joint Annuitant..........................................................     32

Net Purchase Payment.....................................................     13

Qualified Contract.......................................................     13

Portfolios...............................................................     16

Purchase Payment.........................................................     13

Right to Cancel Period...................................................     35

Tax Deferral.............................................................     23

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Select Variable Annuity

Advisor's Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Contract provides a means of investing on a tax-deferred basis in twenty-two investment company portfolios and in four General Account Guaranteed Options offered by Peoples Benefit.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-two Portfolios and four General Account Guaranteed Options available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 10, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $1,000 for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the eight Funds' prospectuses and to the General Account Guaranteed Options:

The Portfolios

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value Portfolio
    Endeavor Enhanced Index Portfolio
    T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Advisers
    Federated American Leaders Fund II ("Federated American Leaders
    Portfolio")
    Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio")
    Federated High Income Bond Fund II ("Federated High Income Bond
    Portfolio")
    Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Portfolio")

Steinroe Variable Investment Trust
Advised by Stein Roe & Fanham Incorporated
    Stein Roe Special Venture Fund, Variable Series ("Stein Roe Special Venture Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock Fund II ("Strong International Stock
    Portfolio")
    Strong Schafer Value Fund II ("Strong Schafer Value Fund II")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
    Wanger U.S. Small Cap Advisor Portfolio
    Wanger International Small Cap Advisor Portfolio

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
    Warburg Pincus International Equity Portfolio
    Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
    Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
    Global Portfolio ("WRL Janus Global Portfolio")
    Growth Portfolio ("WRL Janus Growth Portfolio")
    Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return")

You can make or lose money in any of these Portfolios depending on their investment performance.

The General Account Guaranteed Options

There are four General Account Guaranteed Options offered by Peoples Benefit:

The Dollar Cost Averaging Fixed Account Option
The One-Year Guaranteed Rate Option
The Multi-Year Guaranteed Rate Option
The Guaranteed Equity Option

Please see Appendix B for a description of the General Account Guaranteed
Options.

The availability, structure, and features of these options vary by state. Check with your sales representative for details of the availability and characteristics of these options before purchasing.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

Peoples Benefit will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 1.35% for the mortality and expense risks it assumes.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. No withdrawals or Exchanges from the Guaranteed Equity Option are permitted until the end of the applicable guarantee period.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit will be equal to the Death Benefit on the last day of the six-year period before age 81 occurs plus any Net Purchase Payments subsequently made, minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Period

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day period to allow for mail delivery. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Missouri law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account V

Established by Peoples Benefit under Missouri law, the Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-two Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge Select variable annuity, call or write:

Peoples Benefit Life Insurance Company
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499
800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 22.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)...................... None
Exchange Fees.......................................................... None
Annual Contract Maintenance Fee                                         None
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 1.35%
Administrative Charge.................................................. 0.15%
                                                                        ----
Total Annual Separate Account Expenses................................. 1.50%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                         Rule
                               Management and    Other   12b-1  Total Portfolio
                              Advisory Expenses Expenses Fees   Annual Expenses
                              ----------------- -------- -----  ---------------
Dreyfus Small Cap Value
 Portfolio(/1/).............        0.80%         0.06%  0.08%       0.94%
Endeavor Enhanced Index
 Portfolio(/2/).............        0.75%         0.35%   --         1.10%
Federated American Leaders
 Portfolio(/3/).............        0.74%         0.14%   --         0.88%
Federated Utility
 Portfolio(/3/).............        0.68%         0.25%   --         0.93%
Federated Prime Money
 Portfolio(/3/).............        0.49%         0.31%   --         0.80%
Federated U.S. Government
 Securities Portfolio(/3/)..        0.52%         0.33%   --         0.85%
Federated High Income Bond
 Portfolio..................        0.60%         0.18%   --         0.78%
Montgomery Growth
 Portfolio(/4/).............        1.00%         0.25%   --         1.25%
Montgomery Emerging Markets
 Portfolio..................        1.25%         0.50%   --         1.75%
Stein Roe Special Venture
 Portfolio..................        0.65%         0.10%   --         0.75%
Strong International Stock
 Portfolio..................        1.00%         0.62%   --         1.62%
Strong Schafer Value
 Portfolio(/5/).............        1.00%         0.20%   --         1.20%
T. Rowe Price International
 Stock Portfolio(/6/).......        0.90%         0.08%   --         0.98%
Wanger U.S. Small Cap
 Advisor Portfolio..........        0.96%         0.06%   --         1.02%
Wanger International Small
 Cap Advisor Portfolio......        1.27%         0.28%   --         1.55%
Warburg Pincus International
 Equity Portfolio(/7/)......        1.00%         0.36%   --         1.36%
Warburg Pincus Small Company
 Growth Portfolio(/7/)......        0.90%         0.24%   --         1.14%
WRL Alger Aggressive Growth
 Portfolio(/8/).............        0.80%         0.11%   --         0.91%
WRL Janus Growth
 Portfolio(/8/).............        0.78%         0.05%   --         0.83%
WRL Janus Global(/8/).......        0.80%         0.15%   --         0.95%
WRL LKCM Strategic Total
 Return Portfolio(/8/)......        0.80%         0.06%   --         0.86%
WRL J.P. Morgan Real Estate
 Securities Portfolio(/8/)..        0.80%         0.20%   --         1.00%

/1/Endeavor Management Co. has agreed, until terminated by Endeavor Management
   Co., to assume expenses of the Dreyfus Small Cap Portfolio that exceed 1.30%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/Endeavor Management Co. has agreed, until terminated by Endeavor Management
   Co., to assume expenses of the Endeavor Enhanced Index Portfolio that exceed 1.30%.

/3/The expense figures shown reflect actual expenses for fiscal year 1998 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.75% and 0.89%, respectively, for the Federated American Leaders Portfolio; 0.75% and 1.00%, respectively, for the Federated Utility Portfolio; 0.50% and 0.81%, respectively, for the Federated Prime Money Portfolio; 0.60% and 0.93%, respectively, for the Federated U.S. Government Securities Portfolio.

/4/The figures above are based on actual expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after deferment of fees and/or expense reimbursement). The expense figures shown reflect voluntary deferment of a portion of the management fees and/or assumption of expenses. Absent the voluntary deferment, the maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been as follows: 1.00%, 0.40%, and 1.40%, respectively, for the Montgomery Growth Portfolio.

/5/The expense figures shown reflect actual expenses for fiscal year 1998 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect voluntary waivers of a portion of the management fees and/or assumption of expenses. In the absence of these voluntary waivers, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses are estimated to be as follows: 1.00%, 1.00%, and 2.00%, respectively.

/6/Endeavor Management Co. has agreed, until terminated by Endeavor Management
   Co., to assume expenses of the T. Rowe Price International Stock Portfolio that exceed 1.53%. Total Portfolio Annual Expenses for the T. Rowe Price International Stock Portfolio before credits allowed by the custodian for the period ended December 31, 1998 were 1.10%.

/7/Management and Advisory Expenses, Other Expenses and Total Portfolio Annual
   Expenses are based on actual expenses for the fiscal year ended December 31, 1998, net of any fee waivers or expense reimbursement. Without such waivers or reimbursements, Management and Advisory Expenses would have equaled 1.00% and 0.90%, Other Expenses would have equaled 0.40% and 0.25% and Total Portfolio Annual Expenses would have equaled 1.40% and 1.15% for the Warburg Pincus International Equity and Small Company Growth Portfolios, respectively. The investment adviser and co-administrator have undertaken to limit Total Portfolio Annual Expenses to the limits shown in the table above through December 31, 1999.

/8/WRL Investment Management, Inc. has voluntarily undertaken, until at least
   April 30, 2000, to pay expenses on behalf of the Portfolios to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of each Portfolio's average daily net assets,

   1.00%. The WRL Janus Growth Portfolio's management and advisory expenses reflect 0.80% of the average daily net assets for the period prior to May 1, 1998, and 0.775% of the first $3 billion of average daily net assets and 0.75% of the average daily net assets in excess of $3 billion for the period May 1, 1998 to December 31, 1998. In 1998, WRL Investment Management, Inc. reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $28,275. Without such reimbursement, the total annual expenses during 1998 for this portfolio would have been 3.34%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
Dreyfus Small Cap Value Portfolio............. $24.71 $ 76.05 $130.05 $277.63
Endeavor Enhanced Index Portfolio............. $26.31 $ 80.85 $138.03 $293.43
Federated American Leaders Portfolio.......... $24.11 $ 74.25 $127.04 $271.63
Federated Utility Portfolio................... $24.61 $ 75.75 $129.55 $276.63
Federated Prime Money Portfolio............... $23.31 $ 71.84 $123.02 $263.57
Federated U.S. Government Securities
 Portfolio.................................... $23.81 $ 73.34 $125.54 $268.61
Federated High Income Bond Portfolio.......... $23.11 $ 71.23 $122.01 $261.54
Montgomery Growth Portfolio................... $27.81 $ 85.32 $145.45 $308.01
Montgomery Emerging Markets Portfolio......... $32.78 $100.08 $169.76 $354.90
Stein Roe Special Venture Portfolio........... $22.81 $ 70.33 $120.49 $258.49
Strong International Stock Portfolio.......... $31.49 $ 96.27 $163.50 $342.96
Strong Schafer Value Portfolio................ $27.31 $ 83.83 $142.98 $303.18
T. Rowe Price International Stock Portfolio... $25.11 $ 77.25 $132.05 $281.60
Wanger U.S. Small Cap Advisor Portfolio....... $25.51 $ 78.45 $134.05 $285.56
Wanger International Small Cap Advisor
 Portfolio.................................... $30.80 $ 94.21 $160.11 $336.45
Warburg Pincus International Equity
 Portfolio.................................... $28.91 $ 88.59 $150.85 $318.55
Warburg Pincus Small Company Growth
 Portfolio.................................... $26.71 $ 82.04 $140.01 $297.34
WRL Alger Aggressive Growth Portfolio......... $24.41 $ 75.15 $128.55 $274.63
WRL Janus Global Portfolio.................... $24.81 $ 76.35 $130.55 $278.62
WRL Janus Growth Portfolio.................... $23.61 $ 72.74 $124.53 $266.60
WRL LKCM Strategic Total Return Portfolio..... $23.91 $ 73.65 $126.04 $269.62
WRL J.P. Morgan Real Estate Securities
 Portfolio.................................... $25.31 $ 77.85 $133.05 $283.59

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Contract provides a means of investing on a tax-deferred basis in twenty-two portfolios (the "Portfolios") offered by a number of investment companies and in four guaranteed options available under Peoples Benefit's general account.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The Advisor's Edge Select variable annuity is a contract between you, the Contract Owner, and Peoples Benefit, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-two available Portfolios and the four General Account Guaranteed Options. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 20.)

 . Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 10.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, money you have allocated to the Portfolios is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the customer order form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. The latest possible Annuity Date Peoples Benefit will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

 . Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed). Any amounts in a Portfolio immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Portfolio.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 ($2,000 for Texas Contract Owners as specified in the Contract), Peoples Benefit reserves the right to pay that amount to you in a lump sum.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Contracts

To invest in the Advisor's Edge Select variable annuity, you should send a completed customer order form and your Initial Purchase Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Contract, Peoples Benefit will also send a Contract acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If Peoples Benefit cannot credit the Initial Purchase Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, Peoples Benefit also offers the Advisor's Edge Select as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $1,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction). Each allocation to a General Account Option must be at least $1,000, except for the Dollar Cost Averaging Fixed Account, which has a minimum of $5,000.

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Depending on the state of issue of your Contract, your Initial Net Purchase Payment may be immediately invested among the Portfolios selected in your customer order form, or it may be invested in the Federated Prime Money Portfolio until the end of the Right to Cancel Period. See Allocation of Purchase Payments, page 14, for more information.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax.

 As of the date of this Prospectus, the following states assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                     Non-
                                         Qualified Qualified
                                         --------- ---------
           South Dakota.................   0.00%     1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                     Non-
                                         Qualified Qualified
                                         --------- ---------
           California...................   0.50%     2.35%
           Kentucky.....................   2.00      2.00
           Maine........................   0.00      2.00
           Nevada.......................   0.00      3.50
           West Virginia................   1.00      1.00
           Wyoming......................   0.00      1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the customer order form what portion of your Purchase Payments you want to be allocated among which Portfolios and which General Account Guaranteed Options. You may allocate your Purchase Payments to one or more Portfolios or to any of the General Account Guaranteed Options. All allocations you make to the Portfolios must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Each allocation to a General Account Option must be at least $1,000, except the Dollar Cost Averaging Fixed Account Option, which has a $5,000 minimum.

If the state of issue of your Contract is Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia, or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Federated Prime Money Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Federated Prime Money Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

If you selected the Guaranteed Equity Option as an initial allocation option, no amount of your initial Net Purchase Payments attributable to the Guaranteed Equity Option will be invested in that option until the Right to Cancel Period has passed, no matter what the state of issue of your Contract is. This is because the Guaranteed Equity Option is illiquid for the applicable guarantee period.

If you selected any General Account Guaranteed Option other than the Guaranteed Equity Option, the amount of your initial Net Purchase Payments attributable to those options will be invested immediately into those options without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to or by calling Peoples Benefit. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

For information about Exchanges to and from the General Account Guaranteed Options, see Appendix B.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected and the interest credited to the General Account Guaranteed Options minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 . any Market Value Adjustment or other deduction due to early Exchanges or Withdrawals from the General Account Guaranteed Options

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, Peoples Benefit will credit a certain number of Accumulation Units to your Contract. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in twenty-two portfolios offered by eight different investment companies (each investment company a "Fund") and four General Account Guaranteed Options. A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus. For information about the General Account Guaranteed Options, see Appendix B.

The general public may invest in the Portfolios only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge Select.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management, Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series
Advised by Federated Advisors

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eight investment portfolios, five of which are available as part of the Advisor's Edge Select.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge Select. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge Select.

  Stein Roe Special Venture Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of companies with small market capitalizations. The Portfolio invests in new issuers during periods when new issues are being brought to market. The Portfolio also invests in midcap companies. The Portfolio invests in companies that compete within large and growing markets and that appear to have the ability to grow their market share. To find companies with these characteristics, the portfolio managers seek out companies that are - or, in the portfolio managers' judgment, have the potential to be - a market share leader within their respective industry. They also look for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge Select.

  Strong International Stock Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of issuers located outside the United States. This Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, this Portfolio expects to invest at least 90% of its net assets in foreign equity securities. This Portfolio will normally invest in securities of issuers located in at least three different countries.

  Strong Schafer Value Portfolio's primary objective is long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in stocks that offer attractive growth potential but that, for a variety of reasons, are either undervalued or have gone unnoticed by the market. The Portfolio is managed with a long-term perspective, and stocks are typically held for two or more years, giving the Portfolio the ability to take full advantage of a company's growth potential. The manager looks for stocks on an above-average growth trend but whose price is selling at a discount to the S&P 500. Schafer Capital Management serves as the subadviser to the Strong Schafer Value Portfolio.

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge Select. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge Select.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets - but no less than 65% of its total assets--in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the Unites States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1998, the Russell 2000 Index included companies with market capitalizations between $4.4 million and $3.2 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues twenty-three portfolios, five of which are available as part of the Advisor's Edge Select.

  WRL Alger Aggressive Growth Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio invests primarily in equity securities, such as common stock or preferred stock, or convertible securities. Fred Alger Management, Inc. serves as subadvisor to the WRL Alger Aggressive Growth Portfolio.

  WRL Janus Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers and depositary receipts, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts. Janus Capital Corporation serves as subadvisor to the WRL Janus Global Portfolio.

  WRL Janus Growth Portfolio's investment objective is to seek growth of capital. The Portfolio invests primarily in common stocks and to a lesser extent in futures. Janus Capital Corporation serves as subadvisor to the WRL Janus Growth Portfolio.

  WRL LKCM Strategic Total Return Portfolio's investment objective is to provide current income, long-term growth of income, and capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in common stocks, corporate bonds, convertible preferred stocks, corporate convertible bonds, and U.S. Treasury Notes. Luther King Capital Management Corporation serves as subadvisor to the Portfolio.

  WRL J.P. Morgan Real Estate Securities Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Portfolio seeks to achieve its objective by investing principally in equity securities of real estate companies, which include common stocks and convertible securities. J.P. Morgan Investment Management, Inc. serves as subadvisor to the Portfolio.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 .  You may make requests for exchanges in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

  For information concerning the exchanges to and from the General Account
   Guaranteed Options, see Appendix B.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. The General Account Guaranteed Options require a $1,000 minimum at all times. If you do not maintain the minimum balance requirement, Peoples Benefit will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . Peoples Benefit does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Telephone Exchanges

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Contract acknowledgment form you will receive with your Contract or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Contract acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Contract number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the Social Security number of the Contract Owner. This information will be verified with the Contract Owner's records prior to processing a transaction, and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic exchanges of amounts among the Portfolios in order to maintain a desired allocation of Accumulated Value among those Portfolios. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Accumulated Value you desire in each of the various Portfolios offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other exchange is requested.

Dollar-Cost Averaging Options

Dollar Cost Averaging Money Market Option. If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Money Market Option to move a specified dollar amount each month from the Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . Peoples Benefit will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate Peoples Benefit form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, Peoples Benefit will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate Peoples Benefit form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

Dollar Cost Averaging Fixed Account Option. For information about the Dollar Cost Averaging Fixed Account Option, see Appendix B.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 Peoples Benefit assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

Peoples Benefit assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) may contain a balance of less than $250 or $1,000, respectively, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 26.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under

Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

Peoples Benefit will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the

Guaranteed Equity Option, less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. However, for tax purposes, withdrawals are taken first from earnings on the Contract and them from the money you invested in the Contract. See Taxation of Full and Partial Withdrawals, page 23.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).


Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want systematic withdrawals to begin. Peoples Benefit will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for systematic withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Portfolio for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to Peoples Benefit

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 31.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is a stock life insurance company incorporated under the laws of the state of Missouri on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1998, Peoples Benefit had statutory-basis assets of approximately $12.6 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising, and servicing of individual life insurance and annuity products. Member companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

Peoples Benefit established the Separate Account as a separate account under the laws of the state of Missouri on February 14, 1992.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Contract are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has twenty-two Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the customer order form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Contract Owner may cancel the Contract can be canceled and treated as void from the Contract Date. The period ranges in length from 10 to 30 days (or more in some cases), as specified in your Contract.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Contract Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Readiness Disclosure

In March 1997, the Company adopted and presently has in place a Year 2000 Project Plan (the "Year 2000 Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of the Company's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as the Company continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, the Company has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 date change.

As of the date of this prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Year 2000 Plan will be completed.

The actions taken by management under the Year 2000 Plan are intended to significantly reduce the Company's risk of a material business interruption based on Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failures to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of Peoples Benefit, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Missouri law pertaining to the validity of the Contract and Peoples Benefit's right to issue the Contract.

        TABLE OF CONTENTS FOR THE ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transaction or Balance Requirements........   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................   9
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  10
  Individualized Computer Generated Illustrations.........................  17
PERFORMANCE COMPARISONS...................................................  17
SAFEKEEPING OF ACCOUNT ASSETS.............................................  19
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  19
PEOPLES BENEFIT...........................................................  20
TAXES.....................................................................  20
STATE REGULATION OF PEOPLES BENEFIT.......................................  20
RECORDS AND REPORTS.......................................................  21
DISTRIBUTION OF THE CONTRACTS.............................................  21
LEGAL PROCEEDINGS.........................................................  21
OTHER INFORMATION.........................................................  21
FINANCIAL STATEMENTS......................................................  21
  Audited Financial Statements............................................  21

                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1998 through December 31, 1998)

                            Dreyfus      Endeavor                    Federated     Federated   Federated Federated U.S.
                           Small Cap     Enhanced        TRP         American     High Income    Prime       Gov't
                             Value        Index     International     Leaders         Bond       Money     Securities
                          ------------ ------------ ------------- --------------- ------------ --------- --------------
Accumulation unit value as of:
 Start Date*............     1.000        1.000         1.000          1.000         1.000        1.000      1.000
 12/31/98...............     1.192        1.154         1.102          1.096         1.056        1.005      1.007
Number of units Outstanding as of
 12/31/98...............     1,000        1,000         1,000          1,000         1,000      449,266      1,000

                                                     Montgomery                                 Strong    Wanger U.S.
                           Federated    Montgomery    Emerging       Stein Roe    Strong Int'l  Schafer    Small Cap
                            Utility       Growth       Markets    Special Venture    Stock       Value      Advisor
                          ------------ ------------ ------------- --------------- ------------ --------- --------------
Accumulation unit value as of:
 Start Date*............     1.000        1.000         1.000          1.000         1.000        1.000      1.000
 12/31/98...............     1.062        1.115         1.055          1.097         1.146        1.185      1.114
Number of units Outstanding as of
 12/31/98...............     1,000        1,000         1,000          1,000         1,000        1,000      1,000

                                                                                    WRL J.P.
                          Wanger Int'l   Warburg       Warburg       WRL Alger    Morgan Real
                           Small Cap   Pincus Int'l Pincus Small    Aggressive       Estate    WRL Janus   WRL Janus
                            Advisor       Equity     Co. Growth       Growth       Securities   Global       Growth
                          ------------ ------------ ------------- --------------- ------------ --------- --------------
Accumulation unit value as of:
 Start Date*............     1.000        1.000         1.000            N/A           N/A          N/A        N/A
 12/31/98...............     1.159        1.078         1.169            N/A           N/A          N/A        N/A
Number of units Outstanding as of
 12/31/98...............     1,000        1,000         1,000            N/A           N/A          N/A        N/A

                                                                      WRL LKCM
                                                                     Strategic
                                                                    Total Return
                                                                    ------------
Accumulation unit value as of:
 Start Date*......................................................      N/A
 12/31/98.........................................................      N/A
Number of units Outstanding as of
 12/31/98.........................................................      N/A

* Date of commencement of operations for the Subaccounts was as follows:
  10/26/98 for all Subaccounts except the WLR Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts, which had not commenced operations as of 12/31/98.

                                  APPENDIX B

THE GENERAL ACCOUNT GUARANTEED OPTIONS

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

The General Account contains all of the assets of Peoples Benefit other than those in the separate accounts we establish. Peoples Benefit has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate Peoples Benefit credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over the period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. Peoples Benefit must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting Peoples Benefit by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

Peoples Benefit may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to Peoples Benefit by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. Peoples Benefit currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                   N  X (B-E)
                                  12

where N= the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

B= the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

E= the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.07) = 4 X .01 = .04
                           12

            Adjustment =$108,000 X .04 = $4,320

                       =$108,000+$4,320 = $112,320 = Net amount of transfer or
                       surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.09) = 4 x .01 = .04
                           12

            Adjustment =$108,000 x .04 = $4,320

                       =$108,000--$4,320 = $103,680 = Net amount of transfer
                       or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General

Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate Peoples Benefit declares at the time of renewal. Such election may also be provided in writing to Peoples Benefit before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Prime Money Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option Peoples Benefit will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period; and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period, and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, Peoples Benefit will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                               PR x [(EV/SV)-1]

where PR=  the Participation Rate;

EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

SV= the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Peoples Benefit.)

This option is illiquid for the entire guarantee period and, accordingly, does not permit any Exchanges or reallocations of Accumulated Value to the Subaccounts or other General Account Guaranteed Options or full or partial withdrawals during such guarantee period. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation do not include dividends, if any, paid upon component stocks of the index or reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by Peoples Benefit no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Peoples Benefit Life Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Peoples Benefit Life Insurance Company or the GEO. S&P has no obligation to take the needs of Peoples Benefit Life Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PEOPLES BENEFIT LIFE INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 1998)

                                                        DFA           DFA                       DFA
                          DFA Small    DFA Large   International International  DFA Short-    Global    Dreyfus Small
                            Value        Value         Value         Small      Term Fixed     Bond       Cap Value
                          ---------- ------------- ------------- -------------- ----------- ----------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000        10.000       10.000        10.000      10.000       10.000
 12/31/94...............       N/A           N/A           N/A          N/A           N/A         N/A          N/A
 12/31/95...............     9.948        12.034        10.524       10.145        10.104      11.300          N/A
 12/31/96...............    12.063        14.165        11.214       10.106        10.560      12.235          N/A
 12/31/97...............    15.633        18.187        10.893        7.708        11.089      13.103        9.284
 12/31/98...............    14.506        20.013        12.092        8.054        11.620      14.091        9.024
Number of units Outstanding as of
 12/31/94...............       N/A           N/A           N/A          N/A           N/A         N/A          N/A
 12/31/95...............   163,078       358,553       271,242      188,597       101,709     152,950          N/A
 12/31/96...............   711,634       983,458       983,425      617,388       821,351     317,470          N/A
 12/31/97...............   864,489     1,062,867     1,228,043      869,388       862,087     346,747          585
 12/31/98...............   746,000       859,894     1,023,764      825,132       752,441     368,039      317,784

                           Endeavor                  Federated                               Federated
                           Enhanced       TRP        American    Federated High  Federated  U.S. Gov't    Federated
                            Index    International    Leaders     Income Bond   Prime Money Securities     Utility
                          ---------- ------------- ------------- -------------- ----------- ----------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000        10.000       10.000        10.000      10.000       10.000
 12/31/94...............       N/A           N/A           N/A          N/A        10.026         N/A          N/A
 12/31/95...............       N/A           N/A        12.676       10.257        10.473      10.567       11.354
 12/31/96...............       N/A           N/A        15.311       11.648        10.900      10.940       12.584
 12/31/97...............    10.002         9.191        20.130       13.174        11.365      11.801       15.833
 12/31/98...............    13.057        10.541        23.524       13.442        11.835      12.623       17.924
Number of units outstanding as of
 12/31/94...............       N/A           N/A           N/A          N/A        70,223         N/A          N/A
 12/31/95...............       N/A           N/A        10,179        6,320       363,418       7,159        2,024
 12/31/96...............       N/A           N/A        67,853      146,709       512,275     117,323       24,080
 12/31/97...............    34,587        24,827       181,634      424,673       312,343     249,634       20,024
 12/31/98...............   272,747       145,782       255,419      532,325       651,890     422,127       74,288

                                      Montgomery     Stein Roe       Strong       Strong      Wanger    Wanger Int'l
                          Montgomery   Emerging       Special        Int'l        Schafer   U.S. Small    Small Cap
                            Growth      Markets       Venture        Stock         Value    Cap Advisor    Advisor
                          ---------- ------------- ------------- -------------- ----------- ----------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000        10.000       10.000        10.000      10.000       10.000
 12/31/94...............       N/A           N/A           N/A          N/A           N/A         N/A          N/A
 12/31/95...............       N/A           N/A           N/A          N/A           N/A       9.665       10.913
 12/31/96...............    12.649        10.616           N/A          N/A           N/A      14.076       14.312
 12/31/97...............    16.157        10.486        11.571        8.384        10.067      18.098       14.011
 12/31/98...............    16.523         6.508         9.507        7.931        10.220      19.542       16.194
Number of units outstanding as of
 12/31/94...............       N/A           N/A           N/A          N/A           N/A         N/A          N/A
 12/31/95...............       N/A           N/A           N/A          N/A           N/A      21,864        4,237
 12/31/96...............    28,618       135,913           N/A          N/A           N/A     110,551       80,108
 12/31/97...............    76,471       252,354         7,407        7,004        20,688     275,517      149,792
 12/31/98...............    68,852       301,041        11,989       17,678        61,989     181,215      193,817

                                                                WRL J.P.
                            Warburg      Warburg    WRL Alger  Morgan Real                        WRL LKCM
                          Pincus Int'l Pincus Small Aggressive   Estate    WRL Janus WRL Janus Strategic Total
                             Equity     Co. Growth    Growth   Securities   Global    Growth       Return
                          ------------ ------------ ---------- ----------- --------- --------- ---------------
Accumulation unit value as of:
 Start Date*............     10.000       10.000       N/A         N/A        N/A       N/A          N/A
 12/31/94...............        N/A          N/A       N/A         N/A        N/A       N/A          N/A
 12/31/95...............        N/A          N/A       N/A         N/A        N/A       N/A          N/A
 12/31/96...............        N/A          N/A       N/A         N/A        N/A       N/A          N/A
 12/31/97...............      9.601       13.183       N/A         N/A        N/A       N/A          N/A
 12/31/98...............     10.049       12.724       N/A         N/A        N/A       N/A          N/A
Number of units outstanding as of
 12/31/94...............        N/A          N/A       N/A         N/A        N/A       N/A          N/A
 12/31/95...............        N/A          N/A       N/A         N/A        N/A       N/A          N/A
 12/31/96...............        N/A          N/A       N/A         N/A        N/A       N/A          N/A
 12/31/97...............    106,212       48,791       N/A         N/A        N/A       N/A          N/A
 12/31/98...............    230,381       89,528       N/A         N/A        N/A       N/A          N/A

* Date of commencement of operations for the Subaccounts was as follows:
  10/6/95 for DFA Small Value; 1/18/95 for DFA Large Value; 10/3/95 for DFA International Value; 10/6/95 for DFA International Small; 10/9/95 for DFA Short-Term Fixed; 1/18/95 for DFA Global Bond; 10/13/97 for Dreyfus Small Cap Value; 10/13/97 for Endeavor Enhanced Index; 10/13/97 for T. Rowe Price International; 3/10/95 for Federated American Leaders; 9/18/95 for Federated High Income; 12/7/94 for Federated Prime Money; 6/28/95 for Federated U.S. Government Securities; 7/20/95 for Federated Utility; 2/12/96 for Montgomery Growth; 2/5/96 for Montgomery Emerging Markets; 3/31/97 for Stein Roe Special Venture; 3/31/97 for Strong International Stock; 10/13/97 for Strong Schafer Value; 9/20/95 for Wanger U.S. Small Cap Advisor; 9/18/95 for Wanger International Small Cap Advisor; 3/31/97 for Warburg Pincus International Equity; and 3/31/97 for Warburg Pincus Small Company Growth. As of December 31, 1998, the following Subaccounts had not commenced operations: WRL Alger Aggressive Growth; WRL J.P. Morgan Real Estate Securities; WRL Janus Global; WRL Janus Growth; and WRL LKCM Strategic Total Return.

                                  APPENDIX B

THE GENERAL ACCOUNT GUARANTEED OPTIONS

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

The General Account contains all of the assets of Peoples Benefit other than those in the separate accounts we establish. Peoples Benefit has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate Peoples Benefit credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over the period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. Peoples Benefit must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting Peoples Benefit by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

Peoples Benefit may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to Peoples Benefit by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. Peoples Benefit currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                   N  X (B-E)
                                  12

where N= the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

B= the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

E= the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.07) = 4 X .01 = .04
                           12

            Adjustment =$108,000 X .04 = $4,320

                       =$108,000+$4,320 = $112,320 = Net amount of transfer or
                       surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.09) = 4 X .01 = .04
                           12

            Adjustment =$108,000 X .04 = $4,320

                       =$108,000-$4,320 = $103,680 = Net amount of transfer or
                       surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate Peoples Benefit declares at the time of renewal. Such election may also be provided in writing to Peoples Benefit before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Prime Money Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option Peoples Benefit will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period; and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period, and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, Peoples Benefit will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                               PR X [(EV/SV)-1]

where PR =  the Participation Rate;

   EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

   SV= the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Peoples Benefit.)

This option is illiquid for the entire guarantee period and, accordingly, does not permit any Exchanges or reallocations of Accumulated Value to the Subaccounts or other General Account Guaranteed Options or full or partial withdrawals during such guarantee period. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation do not include dividends, if any, paid upon component stocks of the index or reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by Peoples Benefit no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Peoples Benefit Life Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Peoples Benefit Life Insurance Company or the GEO. S&P has no obligation to take the needs of Peoples Benefit Life Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PEOPLES BENEFIT LIFE INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                        ADVISOR'S EDGE VARIABLE ANNUITY



                                  Offered by
                    Peoples Benefit Life Insurance Company
                          (A Missouri Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by Peoples Benefit Life Insurance Company ("the Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 1999, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                  May 1, 1999

                               TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
THE CONTRACT....................................................................      1
  Computation of Variable Annuity Income Payments...............................      1
  Exchanges.....................................................................      1
  Exceptions to Charges and to Transactions or Balance Requirements.............      2
  403(b) Contracts..............................................................      2
GENERAL MATTERS.................................................................      4
  Non-Participating.............................................................      4
  Misstatement of Age or Sex....................................................      4
  Assignment....................................................................      4
  Annuity Data..................................................................      4
  Annual Statement..............................................................      4
  Incontestability..............................................................      4
  Ownership.....................................................................      5
PERFORMANCE INFORMATION.........................................................      5
  Money Market Subaccount Yields................................................      6
  30-Day Yield for Non-Money Market Subaccounts.................................      6
  Standardized Average Annual Total Return for Subaccounts......................      6
ADDITIONAL PERFORMANCE MEASURES.................................................      8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return.........................................................      8
  Non-Standardized Total Return Year-to-Date....................................      9
  Non-Standardized One Year Return..............................................     10
  Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
    Adjusted Historical Average Annual Total Return.............................     11
  Individualized Computer Generated Illustrations...............................     22
PERFORMANCE COMPARISONS.........................................................     22
SAFEKEEPING OF ACCOUNT ASSETS...................................................     24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS..............................     24
PEOPLES BENEFIT.................................................................     25
TAXES...........................................................................     25
STATE REGULATION OF PEOPLES BENEFIT.............................................     25
RECORDS AND REPORTS.............................................................     26
DISTRIBUTION OF THE CONTRACTS...................................................     26
LEGAL PROCEEDINGS...............................................................     26
OTHER INFORMATION...............................................................     26
FINANCIAL STATEMENTS............................................................     26

                                 THE CONTRACT

In order to supplement the description in the Prospectus and Appendixeses A and B thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.



COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)   -  the Annuity Unit Value for the immediately preceding Business Day;

     (b)   -  the Net Investment Factor for the day;

     (c) - the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) - any increase or decrease in the value of the Subaccount due to investment results;

     (b) - a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

     (c) - a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

In addition to the Purchase Payment breakpoints discussed in the applicable prospectus, Peoples Benefit may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where Peoples Benefit expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

Peoples Benefit may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of Peoples Benefit, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. Peoples Benefit may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.


On the first Business Day of each calendar month, Peoples Benefit will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fees is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that Peoples Benefit receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, Peoples Benefit will bill you for any accrued interest. Peoples Benefit will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

Peoples Benefit may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.


The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since Peoples Benefit has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by Peoples Benefit.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service.
Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions does not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Peoples Benefit believes that the Code surrender restrictions do not apply to
tax-free transfers pursuant to Revenue Ruling 90-24.   Peoples Benefit further
believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ANNUITY DATA

Peoples Benefit will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Peoples Benefit.

ANNUAL STATEMENT

Once each Contract Year, Peoples Benefit will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Peoples Benefit form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time Peoples Benefit may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)



Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA Small Value and International Small Value Portfolios; 1/18/95 for the DFA Large Value and DFA Global Bond Portfolios; 10/3/95 for the DFA International; 10/9/95 for DFA Short-Term Fixed Portfolios; 3/10/95 for the Federated American Leaders Portfolio; 7/20/95 for the Federated Utility Portfolio; 12/7/94 for the Federated Prime Money Portfolio; 6/28/95 for the Federated U.S. Government Securities Portfolio; 9/18/95 for the Federated High Income Bond Portfolio; 2/12/96 for the Montgomery Growth Portfolio; 2/5/96 for the Montgomery Emerging Markets Portfolio; 9/20/95 for the Wanger U.S. Small Cap Portfolio; 9/18/95 for the Wanger International Small Cap Portfolio; 3/31/97 for Stein Roe Special Venture Portfolio; 3/31/97 for Strong International Stock Portfolio; 3/31/97 for Warburg Pincus International Equity Portfolio; 3/31/97 for Warburg Pincus Small Company Growth Portfolio; 10/13/97 for Strong Schafer Value Portfolio; 10/31/97 for T. Rowe Price International Stock Portfolio; 10/31/97 for Dreyfus Small Cap Value Portfolio; and 10/13/97 for Endeavor Enhanced Index Portfolio. The WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts had not commenced operations as of 12/31/98.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 11/21/94 for Federated Prime Money Portfolio; 2/13/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/29/94 for Federated U.S. Government Securities Portfolio; 2/2//94 for Federated High Income Bond Portfolio; 2/12/96 for Montgomery Growth Portfolio; 2/5/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/31/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/31/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/31/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6-1]
                                       ---
                                  cd

Where:

  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
  [b] equals the expenses accrued for the period (net of reimbursement);
  [c] equals the average daily number of Units outstanding during the period;
      and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the

Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                  P(1+T)n=ERV

Where:

(1) [P]    equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]    equals an average annual total return;

(3) [n]    equals the number of years; and

(4) [ERV]  equals the ending redeemable value of a hypothetical $1,000 Purchase
           Payment made at the beginning of
           the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                      Subaccount
                                                         Since
Subaccount                             1 Year          Inception
----------                           ----------        ---------
DFA Small Value..................        -7.24%          12.15%
DFA Large Value..................        10.01%          19.17%
DFA International Value..........        10.99%           6.00%
DFA International Small..........         7.04%          -6.49%
DFA Short-Term Fixed.............         4.77%           4.74%
DFA Global Bond..................         7.52%           9.04%
Federated Prime Money............         4.11%           4.21%
Federated American Leaders.......        16.84%          25.13%
Federated US Gov't Securities....         6.94%           6.84%
Federated Utility................        13.19%          18.40%
Federated High Income Bond.......         2.01%           9.39%
Wanger Int'l Small Cap...........        15.55%          15.77%
Wanger US Small Cap..............         7.96%          22.63%
Montgomery Emerg Mkt.............       -37.96%         -13.78%
Montgomery Growth................         2.24%         -18.99%
Stein Roe Special Venture........       -17.86%          -2.87%
Strong Int'l Stock...............        -5.42%         -12.41%
Warburg Pincus Int'l Equity......         4.64%           0.26%
Warburg Pincus Small Co Growth...        -3.51%          14.71%
Dreyfus Small Cap Value..........        -2.83%          -8.13%
Endeavor Enhanced Index..........        30.51%          24.49%
Strong Schafer Value.............          NA             1.78%
T. Rowe Price Int'l..............        14.67%           4.41%
WRL Alger Agg Growth.............          N/A             N/A
WRL JP Morgan Real Est...........          N/A             N/A
WRL Janus Global.................          N/A             N/A
WRL Janus Growth.................          N/A             N/A
WRL LKCM Strategic Tot Rtn.......          N/A             N/A


                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                       Subaccount
                                                          Since
Subaccount                            One Year          Inception
----------                            --------          ---------

DFA Small Value..................      -7.21%             45.06%
DFA Large Value..................      10.04%            100.13%
DFA International Value..........      11.01%             20.92%
DFA International Small..........       7.07%            -19.46%
DFA Short-Term Fixed.............       4.80%             16.20%
DFA Global Bond..................       7.54%             40.91%
Federated Prime Money............       4.13%             18.35%
Federated American Leaders.......      16.86%            135.24%
Federated US Gov't Securities....       6.96%             26.23%
Federated Utility................      13.21%             79.24%
Federated High Income Bond.......       2.03%             34.42%
Wanger Int'l Small Cap...........      15.58%             61.94%
Wanger US Small Cap..............       7.98%             95.42%
Montgomery Emerg Mkt.............     -37.93%            -34.92%
Montgomery Growth................       2.26%             65.23%
Stein Roe Special Venture........     -17.84%             -4.93%
Strong Int'l Stock...............      -5.39%            -20.69%
Warburg Pincus Int'l Equity......       4.67%              0.49%
Warburg Pincus Small Co Growth...      -3.48%             27.24%
Dreyfus Small Cap Value..........      -2.81%             -9.76%
Endeavor Enhanced Index..........      30.54%             30.57%
Strong Schafer Value.............       1.50%              2.20%
T. Rowe Price Int'l..............      14.69%              5.41%
WRL Alger Agg Growth.............        N/A                N/A
WRL JP Morgan Real Est...........        N/A                N/A
WRL Janus Global.................        N/A                N/A
WRL Janus Growth.................        N/A                N/A
WRL LKCM Strategic Tot Rtn.......        N/A                N/A


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                       Subaccount
                                                          Since
Subaccount                            One Year          Inception
----------                            --------          ---------

DFA Small Value..................      -7.21%             12.17%
DFA Large Value..................      10.04%             19.18%
DFA International Value..........      11.01%              6.03%
DFA International Small..........       7.07%             -6.46%
DFA Short-Term Fixed.............       4.80%              4.76%
DFA Global Bond..................       7.54%              9.06%
Federated Prime Money............       4.13%              4.23%
Federated American Leaders.......      16.86%             25.15%
Federated US Gov't Securities....       6.96%              6.86%
Federated Utility................      13.21%             18.42%
Federated High Income Bond.......       2.03%              9.41%
Wanger Int'l Small Cap...........      15.58%             15.79%
Wanger US Small Cap..............       7.98%             22.65%
Montgomery Emerg Mkt.............     -37.93%            -13.75%
Montgomery Growth................       2.26%             19.01%
Stein Roe Special Venture........     -17.84%             -2.84%
Strong Int'l Stock...............      -5.39%            -12.38%
Warburg Pincus Int'l Equity......       4.67%              0.28%
Warburg Pincus Small Co Growth...      -3.48%             14.73%
Dreyfus Small Cap Value..........      -2.81%             -8.10%
Endeavor Enhanced Index..........      30.54%             24.52%
Strong Schafer Value.............       1.50%              1.81%
T. Rowe Price Int'l..............      14.69%              4.43%
WRL Alger Agg Growth.............        N/A                N/A
WRL JP Morgan Real Est...........        N/A                N/A
WRL Janus Global.................        N/A                N/A
WRL Janus Growth.................        N/A                N/A
WRL LKCM Strategic Tot Rtn.......        N/A                N/A


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                       Total Return
                                                        YTD as of
Subaccount                                               12/31/98
----------                                               --------
DFA Small Value................................           -7.21%
DFA Large Value................................           10.04%
DFA International Value........................           11.01%
DFA International Small........................            7.07%
DFA Short-Term Fixed...........................            4.80%

DFA Global Bond................................            7.54%
Federated Prime Money..........................            4.13%
Federated American Leaders.....................           16.86%
Federated US Gov't Securities..................            6.96%
Federated Utility..............................           13.21%
Federated High Income Bond.....................            2.03%
Wanger Int'l Small Cap.........................           15.58%
Wanger US Small Cap............................            7.98%
Montgomery Emerg Mkt...........................          -37.93%
Montgomery Growth..............................            2.26%
Stein Roe Special Venture......................          -17.84%
Strong Int'l Stock.............................           -5.39%
Warburg Pincus Int'l Equity....................            4.67%
Warburg Pincus Small Co Growth.................           -3.48%
Dreyfus Small Cap Value........................           -2.81%
Endeavor Enhanced Index........................           30.54%
Strong Schafer Value...........................            1.50%
T. Rowe Price Int'l............................           14.69%
WRL Alger Agg Growth...........................             N/A
WRL JP Morgan Real Est.........................             N/A
WRL Janus Global...............................             N/A
WRL Janus Growth...............................             N/A
WRL LKCM Strategic Tot Rtn.....................             N/A


NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                        NON-STANDARDIZED ONE YEAR RETURN


                                    1998      1997      1996    1995
                                   -------   -------   ------   -----

DFA Small Value.................    -7.21%    29.60%   21.26%    N/A
DFA Large Value.................    10.04%    28.39%   17.72%    N/A
DFA International Value.........    11.01%    -2.86%    6.41%    N/A
DFA International Small.........     7.07%   -25.56%   -0.39%    N/A
DFA Short-Term Fixed............     4.80%     5.00%    4.51%    N/A
DFA Global Bond.................     7.54%     7.09%    8.27%    N/A
Federated Prime Money...........     4.13%     4.26%    4.08%   4.46%
Federated American Leaders......    16.86%    31.48%   20.78%    N/A
Federated US Gov't Securities...     6.96%     7.88%    3.52%    N/A
Federated Utility...............    13.21%    25.81%   10.84%    N/A
Federated High Income Bond......     2.03%    13.09%   13.57%    N/A
Wanger Int'l Small Cap..........    15.58%    -2.10%   31.15%    N/A
Wanger US Small Cap.............     7.98%    28.57%   45.63%    N/A
Montgomery Emerg Mkt............   -37.93%    -1.22%     N/A     N/A
Montgomery Growth...............     2.26%    27.74%     N/A     N/A
Stein Roe Special Venture.......   -17.84%      N/A      N/A     N/A
Strong Int'l Stock..............    -5.39%      N/A      N/A     N/A
Warburg Pincus Int'l Equity.....     4.67%      N/A      N/A     N/A

Warburg Pincus Small Co Growth...   -3.48%   N/A   N/A   N/A
Dreyfus Small Cap Value..........   -2.81%   N/A   N/A   N/A
Endeavor Enhanced Index..........   30.54%   N/A   N/A   N/A
Strong Schafer Value.............    1.50%   N/A   N/A   N/A
T. Rowe Price Int'l..............   14.69%   N/A   N/A   N/A
WRL Alger Agg Growth.............   N/A      N/A   N/A   N/A
WRL JP Morgan Real Est...........   N/A      N/A   N/A   N/A
WRL Janus Global.................   N/A      N/A   N/A   N/A
WRL Janus Growth.................   N/A      N/A   N/A   N/A
WRL LKCM Strategic Tot Rtn.......   N/A      N/A   N/A   N/A

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)


                                                              Total
                                                           Since Fund
                                   1 Year    3 Year    Inception Year-End
                                   -------   -------   -------------------
DFA Small Value.................    -7.21%    45.82%                43.30%
DFA Large Value.................    10.04%    66.31%                99.91%
DFA International Value.........    11.01%    14.74%                20.91%
DFA International Small.........     7.07%   -20.61%               -20.03%
DFA Short-Term Fixed............     4.80%    15.01%                16.32%
DFA Global Bond.................     7.54%    24.69%                40.71%
Federated Prime Money...........     4.13%    13.00%                18.48%
Federated American Leaders......    16.86%    85.58%               145.56%
Federated US Gov't Securities...     6.96%    19.45%                31.06%
Federated Utility...............    13.21%    57.87%                87.94%
Federated High Income Bond......     2.03%    31.05%                48.18%
Wanger Int'l Small Cap..........    15.58%    48.39%               102.27%
Wanger US Small Cap.............     7.98%   102.19%               134.14%
Montgomery Emerg Mkt............   -37.93%      N/A                -35.57%
Montgomery Growth...............     2.26%      N/A                 65.38%
Strong Int'l Stock..............    -5.39%   -10.85%                -8.64%
Warburg Pincus Int'l Equity.....     4.67%    11.12%                18.87%

Warburg Pincus Small Co Growth...   -3.48%    25.50%    56.51%
Dreyfus Small Cap Value..........   -2.81%    51.36%    86.32%
Endeavor Enhanced Index..........   30.54%      N/A     59.75%
Strong Schafer Value.............    1.50%      N/A      2.20%
T. Rowe Price Int'l..............   14.69%    33.88%    62.39%
WRL Alger Agg Growth.............   47.75%    99.62%   168.85%
WRL JP Morgan Real Est...........     N/A       N/A    -15.26%
WRL Janus Global.................   29.19%    93.47%   221.18%
WRL Janus Growth.................   63.45%   123.74%   846.88%
WRL LKCM Strategic Tot Rtn.......    8.93%    50.70%   108.22%


  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                                Total
                                                              Since Fund
                                    1 Year    3 Year      Inception Year End
                                    -------   -------    ---------------------
DFA Small Value..................    -7.21%    13.40%          11.68%
DFA Large Value..................    10.04%    18.48%          19.06%
DFA International Value..........    11.01%     4.69%           6.00%
DFA International Small..........     7.07%    -7.41%          -6.63%
DFA Short-Term Fixed.............     4.80%     4.77%           4.75%
DFA Global Bond..................     7.54%     7.63%           8.98%
Federated Prime Money............     4.13%     4.16%           4.20%
Federated American Leaders.......    16.86%    22.89%          20.17%
Federated US Gov't Securities....     6.96%     6.10%           5.84%
Federated Utility................    13.21%    16.44%          13.77%
Federated High Income Bond.......     2.03%     9.43%           8.47%
Wanger Int'l Small Cap...........    15.58%    14.06%          21.19%
Wanger US Small Cap..............     7.98%    26.45%          26.12%
Montgomery Emerg Mkt.............   -37.93%      N/A          -14.01%
Montgomery Growth................     2.26%      N/A           18.99%
Strong Int'l Stock...............    -5.39%    -3.76%          -2.78%
Warburg Pincus Int'l Equity......     4.67%     3.58%           5.05%
Warburg Pincus Small Co Growth...    -3.48%     7.87%          13.63%
Dreyfus Small Cap Value..........    -2.81%    14.82%          11.61%
Endeavor Enhanced Index..........    30.54%      N/A           32.41%
Strong Schafer Value.............     1.50%      N/A            1.79%
T. Rowe Price Int'l..............    14.69%    10.21%           6.47%
WRL Alger Agg Growth.............    47.75%    25.91%          22.68%
WRL JP Morgan Real Est...........      N/A       N/A          -21.95%
WRL Janus Global.................    29.19%    24.61%          21.16%
WRL Janus Growth.................    63.45%    30.79%          20.13%
WRL LKCM Strategic Tot Rtn.......     8.93%    14.65%          13.39%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

                           HYPOTHETICAL ILLUSTRATIONS

                                DFA Small Value

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1995                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1995    $50,000    $50,000        N/A        N/A       N/A        12/31/1995   $2,000       $2,000         N/A       N/A
12/31/1996    $50,000    $60,630      21.26%     21.26%    21.26%       12/31/1996   $4,000       $4,425       21.26%    21.26%
12/31/1997    $50,000    $78,578      29.60%     25.36%    57.16%       12/31/1997   $6,000       $7,735       29.60%    26.57%
12/31/1998    $50,000    $72,910      -7.21%     13.40%    45.82%       12/31/1998   $8,000       $9,177       -7.21%     9.23%


                                DFA Large Value

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1995                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1995   $50,000     $50,000        N/A        N/A       N/A         12/31/1995   $2,000     $ 2,000        N/A        N/A
12/31/1996   $50,000     $58,858      17.72%     17.72%    17.72%        12/31/1996   $4,000     $ 4,354      17.72%     17.72%
12/31/1997   $50,000     $75,568      28.39%     22.94%    51.14%        12/31/1997   $6,000     $ 7,591      28.39%     24.51%
12/31/1998   $50,000     $83,153      10.04%     18.48%    66.31%        12/31/1998   $8,000     $10,352      10.04%     17.48%



                            DFA International Value

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1995                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1995   $50,000     $50,000        N/A      N/A         N/A         12/31/1995   $2,000      $2,000          N/A       N/A
12/31/1996   $50,000     $53,206       6.41%    6.41%       6.41%        12/31/1996   $4,000      $4,128         6.41%     6.41%
12/31/1997   $50,000     $51,681      -2.86%    1.67%       3.36%        12/31/1997   $6,000      $6,010        -2.86%     0.17%
12/31/1998   $50,000     $57,372      11.01%    4.69%      14.74%        12/31/1998   $8,000      $8,672        11.01%     5.40%

                                      15

                            DFA International Small

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1995                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1995   $50,000     $50,000        N/A        N/A        N/A        12/31/1995   $2,000     $2,000           N/A       N/A
12/31/1996   $50,000     $49,804      -0.39%     -0.39%     -0.39%       12/31/1996   $4,000     $3,992         -0.39%    -0.39%
12/31/1997   $50,000     $37,073     -25.56%    -13.89%    -25.85%       12/31/1997   $6,000     $4,972        -25.56%   -18.25%
12/31/1998   $50,000     $39,693       7.07%     -7.41%    -20.61%       12/31/1998   $8,000     $7,323          7.07%    -5.87%


                              DFA Short-Term Fixed

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1995                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1995   $50,000     $50,000                                         12/31/1995   $2,000     $2,000
12/31/1996   $50,000     $52,256       4.51%    4.51%         4.51%      12/31/1996   $4,000     $4,090          4.51%     4.51%
12/31/1997   $50,000     $54,871       5.00%    4.76%         9.74%      12/31/1997   $6,000     $6,295          5.00%     4.84%
12/31/1998   $50,000     $57,503       4.80%    4.77%        15.01%      12/31/1998   $8,000     $8,597          4.80%     4.82%

                                DFA Global Bond

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1995                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1995   $50,000     $50,000       N/A       N/A         N/A         12/31/1995   $2,000     $2,000           N/A       N/A
12/31/1996   $50,000     $54,135      8.27%     8.27%       8.27%        12/31/1996   $4,000     $4,165          8.27%     8.27%
12/31/1997   $50,000     $57,974      7.09%     7.68%      15.95%        12/31/1997   $6,000     $6,461          7.09%     7.49%
12/31/1998   $50,000     $62,346      7.54%     7.63%      24.69%        12/31/1998   $8,000     $8,948          7.54%     7.52%

                            Dreyfus Small Cap Value

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1993
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1993                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1993   $50,000     $50,000        N/A        N/A       N/A         12/31/1993   $ 2,000    $ 2,000         N/A       N/A
12/31/1994   $50,000     $48,787      -2.43%     -2.43%    -2.43%        12/31/1994   $ 4,000    $ 3,951       -2.43%    -2.43%
12/31/1995   $50,000     $55,284      13.32%      5.15%    10.57%        12/31/1995   $ 6,000    $ 6,478       13.32%     7.76%
12/31/1996   $50,000     $69,010      24.83%     11.34%    38.02%        12/31/1996   $ 8,000    $10,086       24.83%    15.68%
12/31/1997   $50,000     $86,098      24.76%     14.55%    72.20%        12/31/1997   $10,000    $14,583       24.76%    18.97%
12/31/1998   $50,000     $83,679      -2.81%     10.85%    67.36%        12/31/1998   $12,000    $16,174       -2.81%    11.86%


                            Endeavor Enhanced Index

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1997                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1997   $50,000     $50,000        N/A        N/A       N/A         12/31/1997   $2,000     $2,000           N/A       N/A
12/31/1998   $50,000     $65,269      30.54%     30.54%    30.54%        12/31/1998   $4,000     $4,611         30.54%    30.54%


                          T. Rowe Price International

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1991
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1991                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1991   $50,000     $50,000        N/A       N/A        N/A         12/31/1991   $ 2,000    $ 2,000         N/A       N/A
12/31/1992   $50,000     $47,882      -4.24%    -4.24%     -4.24%        12/31/1992   $ 4,000    $ 3,915       -4.24%    -4.24%
12/31/1993   $50,000     $56,367      17.72%     6.18%     12.73%        12/31/1993   $ 6,000    $ 6,609       17.72%     9.83%
12/31/1994   $50,000     $52,825      -6.29%     1.85%      5.65%        12/31/1994   $ 8,000    $ 8,194       -6.29%     1.60%
12/31/1995   $50,000     $57,925       9.66%     3.75%     15.85%        12/31/1995   $10,000    $10,985        9.66%     4.70%
12/31/1996   $50,000     $66,320      14.49%     5.81%     32.64%        12/31/1996   $12,000    $14,577       14.49%     7.74%
12/31/1997   $50,000     $67,614       1.95%     5.16%     35.23%        12/31/1997   $14,000    $16,861        1.95%     6.14%
12/31/1998   $50,000     $77,550      14.69%     6.47%     55.10%        12/31/1998   $16,000    $21,339       14.69%     8.09%

                      Federated American Leaders Portfolio

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1994
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1994                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1994   $50,000     $ 50,000       N/A        N/A        N/A        12/31/1994   $ 2,000    $ 2,000         N/A       N/A
12/31/1995   $50,000     $ 67,009     34.02%     34.02%     34.02%       12/31/1995   $ 4,000    $ 4,680       34.02%    34.02%
12/31/1996   $50,000     $ 80,936     20.78%     27.23%     61.87%       12/31/1996   $ 6,000    $ 7,653       20.78%    25.40%
12/31/1997   $50,000     $106,414     31.48%     28.63%    112.83%       12/31/1997   $ 8,000    $12,062       31.48%    28.18%
12/31/1998   $50,000     $124,356     16.86%     25.58%    148.71%       12/31/1998   $10,000    $16,096       16.86%    24.00%


                      Federated High Income Bond Portfolio

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1994
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1994                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1994   $50,000     $50,000        N/A        N/A       N/A         12/31/1994   $ 2,000    $ 2,000         N/A       N/A
12/31/1995   $50,000     $58,975      17.95%     17.95%    17.95%        12/31/1995   $ 4,000    $ 4,359       17.95%    17.95%
12/31/1996   $50,000     $66,977      13.57%     15.74%    33.95%        12/31/1996   $ 6,000    $ 6,950       13.57%    15.08%
12/31/1997   $50,000     $75,747      13.09%     14.85%    51.49%        12/31/1997   $ 8,000    $ 9,861       13.09%    14.13%
12/31/1998   $50,000     $77,288       2.03%     11.50%    54.58%        12/31/1998   $10,000    $12,061        2.03%     9.38%


                        Federated Prime Money Portfolio

        $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1994
------------------------------------------------------------------------------------------------------------------------------
                    December 31, 1994                                                   and Yearly December 31st Thereafter
------------------------------------------------------------------------------------------------------------------------------
      Values prior to current                                                     Values prior to current
--------------------------------------------------------------------------------------------------------------------------------
      year's purchase payment         Non-Standardized                            year's purchase payment     Non-Standardized
---------------------------------------------------------------------------------------------------------------------------------
                                       One     Average                                                         One       Average
                                      Year      Annual    Cumulative                                           Year      Annual
            Cumulative  Accumulated   Total     Total     Fund Total               Cumulative   Accumulated   Total       Total
    Date     Payment       Value     Return     Return      Return         Date     Payment        Value      Return     Return
----------  ----------  -----------  -------   --------   ----------    ---------- ----------   -----------   -------   ----------
12/31/1994   $50,000     $50,000      N/A        N/A           N/A       12/31/1994   $ 2,000    $ 2,000        N/A        N/A
12/31/1995   $50,000     $52,232     4.46%      4.46%         4.46%      12/31/1995   $ 4,000    $ 4,089       4.46%      4.46%
12/31/1996   $50,000     $54,361     4.08%      4.27%         8.72%      12/31/1996   $ 6,000    $ 6,256       4.08%      4.21%
12/31/1997   $50,000     $56,679     4.26%      4.27%        13.36%      12/31/1997   $ 8,000    $ 8,523       4.26%      4.24%
12/31/1998   $50,000     $59,022     4.13%      4.23%        18.04%      12/31/1998   $10,000    $10,875       4.13%      4.20%

                     Federated U.S. Government Securities

            $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1994
                  _________December 31, 1994                                             and Yearly December 31st  Thereafter
            Values prior to current                                                Values prior to current
            year's purchase payment   Non-Standardized                             year's purchase payment     Non-Standardized
            -----------------------   ----------------                             -----------------------     ----------------
                                       One    Average                                                          One      Average
                                      Year     Annual   Cumulative                                             Year     Annual
            Cumulative  Accumulated   Total    Total    Fund Total                 Cumulative  Accumulated    Total      Total
    Date     Payment       Value     Return    Return     Return          Date      Payment       Value       Return    Return
----------  ----------  -----------  -------  --------  -----------    ----------  ----------  ------------  -------- --------------


12/31/1994     $50,000      $50,000     N/A     N/A            N/A     12/31/1994     $ 2,000       $ 2,000      N/A      N/A
12/31/1995     $50,000      $53,766    7.53%     7.53%        7.53%    12/31/1995     $ 4,000       $ 4,151     7.53%    7.53%
12/31/1996     $50,000      $55,660    3.52%     5.51%       11.32%    12/31/1996     $ 6,000       $ 6,297     3.52%    4.87%
12/31/1997     $50,000      $60,044    7.88%     6.29%       20.09%    12/31/1997     $ 8,000       $ 8,793     7.88%    6.33%
12/31/1998     $50,000      $64,224    6.96%     6.46%       28.45%    12/31/1998     $10,000       $11,405     6.96%    6.58%


                          Federated Utility Portfolio

               $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1994
                    _________December 31, 1994                                               and Yearly December 31st  Thereafter
           Values prior to current                                                  Values prior to current
           year's purchase payment     Non-Standardized                             year's purchase payment      Non-Standardized
           ------------------------   ------------------                           -------------------------     -----------------
                                        One     Average                                                          One        Average
                                       Year      Annual    Cumulative                                            Year       Annual
           Cumulative   Accumulated    Total     Total     Fund Total              Cumulative   Accumulated     Total        Total
    Date    Payment        Value      Return     Return      Return        Date     Payment        Value        Return      Return
---------- ----------   -----------   -------   --------   -----------  ---------- ----------   ------------   --------------------

12/31/1994    $50,000       $50,000      N/A        N/A        N/A      12/31/1994    $ 2,000        $ 2,000       N/A        N/A
12/31/1995    $50,000       $61,942    23.88%     23.88%     23.88%     12/31/1995    $ 4,000        $ 4,478     23.88%     23.88%
12/31/1996    $50,000       $68,654    10.84%     17.18%     37.31%     12/31/1996    $ 6,000        $ 6,963     10.84%     15.27%
12/31/1997    $50,000       $86,377    25.81%     19.99%     72.75%     12/31/1997    $ 8,000        $10,760     25.81%     20.16%
12/31/1998    $50,000       $97,789    13.21%     18.26%     95.58%     12/31/1998    $10,000        $14,182     13.21%     17.55%


                               Montgomery Growth

              $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1996
                   _________December 31, 1996                                                 and Yearly December 31st  Thereafter
          Values prior to current                                                    Values prior to current
          year's purchase payment     Non-Standardized                               year's purchase payment      Non-Standardized
          ------------------------   ------------------                             -------------------------    -----------------
                                       One     Average                                                            One      Average
                                      Year      Annual    Cumulative                                              Year     Annual
          Cumulative   Accumulated    Total     Total     Fund Total                Cumulative   Accumulated     Total     Total
  Date     Payment        Value      Return     Return      Return        Date       Payment        Value        Return    Return
--------  ----------   -----------   -------   --------   -----------  ----------   ----------   ------------   --------   --------

12/31/1996   $50,000       $50,000      N/A        N/A        N/A      12/31/1996       $2,000       $2,000       N/A        N/A
12/31/1997   $50,000       $63,869    27.74%     27.74%     27.74%     12/31/1997       $4,000       $4,555     27.74%     27.74%
12/31/1998   $50,000       $65,314     2.26%     14.29%     30.63%     12/31/1998       $6,000       $6,658      2.26%     10.59%

                          Montgomery Emerging Markets

               $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1996

                    _________December 31, 1996                                                and Yearly December 31st  Thereafter
           Values prior to current                                                    Values prior to current
           year's purchase payment     Non-Standardized                               year's purchase payment     Non-Standardized
           ------------------------   ------------------                             -------------------------   -----------------
                                      One     Average                                                            One      Average
                                     Year      Annual    Cumulative                                              Year      Annual
           Cumulative  Accumulated   Total     Total     Fund Total                Cumulative   Accumulated     Total      Total
  Date      Payment      Value      Return     Return      Return        Date       Payment        Value        Return     Return
---------- ---------- -----------   -------   --------   -----------  ----------   ----------   ------------   --------   ---------

12/31/1996    $50,000     $50,000      N/A        N/A        N/A      12/31/1996       $2,000         $2,000       N/A         N/A
12/31/1997    $50,000     $49,388    -1.22%     -1.22%     -1.22%     12/31/1997       $4,000         $3,976     -1.22%      -1.22%
12/31/1998    $50,000     $30,653   -37.93%    -21.70%    -38.69%     12/31/1998       $6,000         $4,467    -37.93%     -28.19%



                           Strong International Stock

               $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1995

                    _________December 31, 1995                                                and Yearly December 31st  Thereafter
           Values prior to current                                                   Values prior to current
           year's purchase payment     Non-Standardized                              year's purchase payment     Non-Standardized
           ------------------------   ------------------                            -------------------------    -----------------
                                        One     Average                                                           One       Average
                                       Year      Annual    Cumulative                                             Year      Annual
           Cumulative   Accumulated    Total     Total     Fund Total               Cumulative   Accumulated     Total      Total
  Date      Payment        Value      Return     Return      Return       Date       Payment        Value        Return     Return
---------- ----------   -----------   -------   --------   ----------- ----------   ----------   ------------   --------   --------

12/31/1995    $50,000     $50,000      N/A        N/A           N/A     12/31/1995     $2,000      $2,000          N/A         N/A
12/31/1996    $50,000     $54,835     9.67%      9.67%         9.67%    12/31/1996     $4,000      $4,193         9.67%       9.67%
12/31/1997    $50,000     $47,115   -14.08%     -2.93%        -5.77%    12/31/1997     $6,000      $5,603       -14.08%      -6.77%
12/31/1998    $50,000     $44,574    -5.39%     -3.76%       -10.85%    12/31/1998     $8,000      $7,301        -5.39%      -6.07%

                              Strong Schafer Value

              $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1997
          _________December 31, 1997                                                          and Yearly December 31st  Thereafter
          Values prior to current                                                  Values prior to current
          year's purchase payment    Non-Standardized                              year's purchase payment       Non-Standardized
          -----------------------    ----------------                              -----------------------        ----------------
                                     One      Average                                                           One       Average
                                     Year     Annual     Cumulative                                            Year        Annual
          Cumulative  Accumulated   Total      Total     Fund Total               Cumulative   Accumulated     Total       Total
Date       Payment       Value      Return    Return       Return       Date       Payment        Value       Return       Return
--------------------  -----------   ------    -------    ----------  ----------   ----------   ------------   -------   -----------

12/31/1997   $50,000      $50,000      N/A        N/A       N/A      12/31/1997    $2,000         $2,000       N/A           N/A
12/31/1998   $50,000      $50,751     1.50%      1.50%     1.50%     12/31/1998    $4,000         $4,030      1.50%         1.50%


                         Wanger U.S. Small Cap Advisor

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995

                   _________December 31, 1995                                                and Yearly December 31st  Thereafter
          Values prior to current                                                   Values prior to current
          year's purchase payment     Non-Standardized                              year's purchase payment      Non-Standardized
          ------------------------   ------------------                            -------------------------     -----------------
                                       One     Average                                                         One         Average
                                      Year      Annual    Cumulative                                           Year        Annual
          Cumulative   Accumulated    Total     Total     Fund Total               Cumulative   Accumulated   Total         Total
  Date     Payment        Value      Return     Return      Return       Date       Payment        Value      Return       Return
--------  -----------   -----------   -------   --------   ----------  ----------   ----------   ----------  --------   -----------

12/31/1995   $50,000      $ 50,000      N/A        N/A         N/A    12/31/1995     $2,000        $ 2,000       N/A           N/A
12/31/1996   $50,000      $ 72,815    45.63%     45.63%      45.63%   12/31/1996     $4,000        $ 4,913     45.63%        45.63%
12/31/1997   $50,000      $ 93,621    28.57%     36.84%      87.24%   12/31/1997     $6,000        $ 8,316     28.57%        34.61%
12/31/1998   $50,000      $101,093     7.98%     26.45%     102.19%   12/31/1998     $8,000        $10,980      7.98%        21.57%


                     Wanger International Small Cap Advisor

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995

                   _________December 31, 1995                                                 and Yearly December 31st  Thereafter
          Values prior to current                                                 Values prior to current
          year's purchase payment     Non-Standardized                            year's purchase payment        Non-Standardized
          ------------------------   ------------------                           -------------------------      -----------------
                                       One     Average                                                          One       Average
                                      Year      Annual  Cumulative                                              Year       Annual
          Cumulative   Accumulated    Total     Total   Fund Total                Cumulative   Accumulated     Total       Total
  Date     Payment        Value      Return     Return    Return        Date       Payment        Value        Return      Return
--------  ----------   -----------   -------   -------  -----------  ----------   ----------   ------------   --------   ----------

12/31/1995   $50,000       $50,000      N/A        N/A      N/A      12/31/1995      $2,000        $2,000        N/A          N/A
12/31/1996   $50,000       $65,573    31.15%     31.15%   31.15%     12/31/1996      $4,000        $4,623      31.15%       31.15%
12/31/1997   $50,000       $64,197    -2.10%     13.31%   28.39%     12/31/1997      $6,000        $6,526      -2.10%        8.52%
12/31/1998   $50,000       $74,195    15.58%     14.06%   48.39%     12/31/1998      $8,000        $9,542      15.58%       11.88%

                      Warburg Pincus International Equity

               $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1995

                    _________December 31, 1995                                                and Yearly December 31st  Thereafter
           Values prior to current                                                 Values prior to current
           year's purchase payment     Non-Standardized                            year's purchase payment        Non-Standardized
           ------------------------   ------------------                           -------------------------     -----------------
                                       One     Average                                                           One       Average
                                      Year      Annual    Cumulative                                             Year      Annual
           Cumulative  Accumulated    Total     Total     Fund Total               Cumulative   Accumulated     Total       Total
  Date      Payment       Value      Return     Return      Return       Date       Payment        Value        Return      Return
---------- ----------  -----------   -------   --------   ----------  ----------   ----------   ------------   --------   ---------

12/31/1995    $50,000      $50,000      N/A        N/A        N/A     12/31/1995       $2,000         $2,000       N/A        N/A
12/31/1996    $50,000      $54,661     9.32%      9.32%      9.32%    12/31/1996       $4,000         $4,186      9.32%      9.32%
12/31/1997    $50,000      $53,081    -2.89%      3.04%      6.16%    12/31/1997       $6,000         $6,065     -2.89%      1.09%
12/31/1998    $50,000      $55,558     4.67%      3.58%     11.12%    12/31/1998       $8,000         $8,348      4.67%      2.85%


                      Warburg Pincus Small Company Growth

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995

                   _________December 31, 1995                                                 and Yearly December 31st  Thereafter
          Values prior to current                                                Values prior to current
          year's purchase payment     Non-Standardized                           year's purchase payment         Non-Standardized
          ------------------------   ------------------                          -------------------------       -----------------
                                       One    Average                                                          One         Average
                                      Year     Annual   Cumulative                                             Year        Annual
          Cumulative   Accumulated    Total    Total    Fund Total               Cumulative   Accumulated     Total         Total
  Date     Payment        Value      Return    Return     Return       Date       Payment        Value        Return       Return
-------  -----------   -----------   -------  --------  ----------- ----------   ----------   ------------   --------   -----------

12/31/1995   $50,000       $50,000      N/A       N/A       N/A     12/31/1995       $2,000         $2,000       N/A          N/A
12/31/1996   $50,000       $56,588    13.18%    13.18%    13.18%    12/31/1996       $4,000         $4,264     13.18%       13.18%
12/31/1997   $50,000       $65,015    14.89%    14.03%    30.03%    12/31/1997       $6,000         $6,898     14.89%       14.29%
12/31/1998   $50,000       $62,752    -3.48%     7.87%    25.50%    12/31/1998       $8,000         $8,658     -3.48%        5.30%


                          WRL Alger Aggressive Growth

               $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1994

                    _________December 31, 1994                                                and Yearly December 31st  Thereafter
           Values prior to current                                                   Values prior to current
           year's purchase payment     Non-Standardized                              year's purchase payment      Non-Standardized
           ------------------------   ------------------                            -------------------------     -----------------
                                        One     Average                                                           One       Average
                                       Year      Annual    Cumulative                                             Year      Annual
           Cumulative   Accumulated    Total     Total     Fund Total               Cumulative   Accumulated     Total      Total
  Date      Payment        Value      Return     Return      Return       Date       Payment        Value        Return     Return
---------  ----------   -----------   -------   --------   ----------- ----------   ----------   ------------   --------   --------

12/31/1994    $50,000      $ 50,000      N/A        N/A        N/A     12/31/1994      $ 2,000        $ 2,000       N/A        N/A
12/31/1995    $50,000      $ 68,574    37.15%     37.15%     37.15%    12/31/1995      $ 4,000        $ 4,743     37.15%     37.15%
12/31/1996    $50,000      $ 75,249     9.73%     22.68%     50.50%    12/31/1996      $ 6,000        $ 7,205      9.73%     18.89%
12/31/1997    $50,000      $ 92,647    23.12%     22.83%     85.29%    12/31/1997      $ 8,000        $10,870     23.12%     20.87%
12/31/1998    $50,000      $136,885    47.75%     28.63%    173.77%    12/31/1998      $10,000        $18,061     47.75%     29.93%

                     WRL J.P. Morgan Real Estate Securities

             $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1998
          _________December 31, 1998                                                         and Yearly December 31st Thereafter
          Values prior to current                                               Values prior to current
          year's purchase payment    Non-Standardized                           year's purchase payment         Non-Standardized
          -----------------------    ----------------                           -----------------------         ----------------
                                      One     Average                                                         One         Average
                                      Year    Annual    Cumulative                                           Year          Annual
          Cumulative   Accumulated   Total     Total    Fund Total              Cumulative   Accumulated     Total         Total
Date       Payment        Value      Return   Return      Return      Date       Payment        Value       Return         Return
--------  ----------   -----------   ------   -------   ---------- ----------   ----------   ------------   -------   -------------

12/31/1998   $50,000       $50,000      N/A       N/A       N/A     12/31/1998    $2,000        $2,000       N/A             N/A


                                WRL Janus Global

               $50,000 Single Purchase Payment Made                                    2,000 Purchase Payment Made December 31, 1992

                    _________December 31, 1992                                                and Yearly December 31st  Thereafter
           Values prior to current                                                   Values prior to current
           year's purchase payment     Non-Standardized                              year's purchase payment       Non-Standardized
           ------------------------   ------------------                            -------------------------      -----------------

                                        One     Average                                                           One       Average
                                       Year      Annual   Cumulative                                              Year      Annual
           Cumulative   Accumulated    Total     Total    Fund Total                Cumulative   Accumulated     Total       Total
  Date      Payment        Value      Return     Return     Return        Date       Payment        Value        Return     Return
---------  ----------   -----------   -------   --------  -----------  ----------   ----------   ------------   --------   --------

12/31/1992    $50,000      $ 50,000      N/A        N/A        N/A     12/31/1992      $ 2,000        $ 2,000       N/A        N/A
12/31/1993    $50,000      $ 67,100    34.20%     34.20%     34.20%    12/31/1993      $ 4,000        $ 4,684     34.20%     34.20%
12/31/1994    $50,000      $ 66,835    -0.40%     15.62%     33.67%    12/31/1994      $ 6,000        $ 6,665     -0.40%     10.71%
12/31/1995    $50,000      $ 81,724    22.28%     17.79%     63.45%    12/31/1995      $ 8,000        $10,150     22.28%     16.12%
12/31/1996    $50,000      $103,726    26.92%     20.01%    107.45%    12/31/1996      $10,000        $14,883     26.92%     20.00%
12/31/1997    $50,000      $122,389    17.99%     19.61%    144.78%    12/31/1997      $12,000        $19,561     17.99%     19.40%
12/31/1998    $50,000      $158,110    29.19%     21.15%    216.22%    12/31/1998      $14,000        $27,270     29.19%     21.75%


                                WRL Janus Growth

               $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1986

                    _________December 31, 1986                                                and Yearly December 31st  Thereafter
           Values prior to current                                                 Values prior to current
           year's purchase payment     Non-Standardized                            year's purchase payment        Non-Standardized
           ------------------------   ------------------                           -------------------------      -----------------
                                        One     Average                                                          One        Average
                                       Year      Annual   Cumulative                                             Year       Annual
           Cumulative   Accumulated    Total     Total    Fund Total               Cumulative   Accumulated     Total        Total
  Date      Payment        Value      Return     Return     Return       Date       Payment        Value        Return      Return
---------  ----------   -----------   -------   --------  ----------  ----------   ----------   ------------   --------   ---------

12/31/1986    $50,000      $ 50,000      N/A        N/A        N/A    12/31/1986      $ 2,000       $  2,000       N/A        N/A
12/31/1987    $50,000      $ 55,090    10.18%     10.18%     10.18%   12/31/1987      $ 4,000       $  4,204     10.18%     10.18%
12/31/1988    $50,000      $ 64,931    17.86%     13.96%     29.86%   12/31/1988      $ 6,000       $  6,954     17.86%     15.14%
12/31/1989    $50,000      $ 94,873    46.11%     23.80%     89.75%   12/31/1989      $ 8,000       $ 12,161     46.11%     28.77%
12/31/1990    $50,000      $ 94,050    -0.87%     17.11%     88.10%   12/31/1990      $10,000       $ 14,056     -0.87%     17.10%
12/31/1991    $50,000      $149,350    58.80%     24.46%    198.70%   12/31/1991      $12,000       $ 24,321     58.80%     28.08%
12/31/1992    $50,000      $151,857     1.68%     20.34%    203.71%   12/31/1992      $14,000       $ 26,729      1.68%     21.10%
12/31/1993    $50,000      $156,890     3.31%     17.75%    213.78%   12/31/1993      $16,000       $ 29,615      3.31%     17.06%
12/31/1994    $50,000      $142,916    -8.91%     14.03%    185.83%   12/31/1994      $18,000       $ 28,977     -8.91%     11.54%
12/31/1995    $50,000      $208,939    46.20%     17.22%    317.88%   12/31/1995      $20,000       $ 44,364     46.20%     16.81%
12/31/1996    $50,000      $244,887    17.21%     17.22%    389.77%   12/31/1996      $22,000       $ 53,996     17.21%     16.87%
12/31/1997    $50,000      $286,009    16.79%     17.18%    472.02%   12/31/1997      $24,000       $ 65,063     16.79%     16.86%
12/31/1998    $50,000      $467,470    63.45%     20.48%    834.94%   12/31/1998      $26,000       $108,344     63.45%     21.59%

                        WRL LKCM Strategic Total Return

               $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1993

                    _________December 31, 1993                                                and Yearly December 31st  Thereafter
           Values prior to current                                                Values prior to current
           year's purchase payment     Non-Standardized                           year's purchase payment        Non-Standardized
           ------------------------   ------------------                          -------------------------      -----------------
                                        One     Average                                                         One        Average
                                       Year      Annual    Cumulative                                           Year       Annual
           Cumulative   Accumulated    Total     Total     Fund Total             Cumulative   Accumulated     Total        Total
  Date      Payment        Value      Return     Return      Return      Date      Payment        Value        Return      Return
---------  ----------   -----------   -------   --------   ---------- ----------  ----------   ------------   --------   ----------

12/31/1993    $50,000       $50,000      N/A        N/A        N/A    12/31/1993     $ 2,000        $ 2,000       N/A         N/A
12/31/1994    $50,000       $49,411    -1.18%     -1.18%     -1.18%   12/31/1994     $ 4,000        $ 3,976     -1.18%      -1.18%
12/31/1995    $50,000       $61,203    23.86%     10.64%     22.41%   12/31/1995     $ 6,000        $ 6,925     23.86%      14.70%
12/31/1996    $50,000       $69,930    14.26%     11.83%     39.86%   12/31/1996     $ 8,000        $ 9,913     14.26%      14.49%
12/31/1997    $50,000       $84,668    21.08%     14.07%     69.34%   12/31/1997     $10,000        $14,002     21.08%      16.90%
12/31/1998    $50,000       $92,231     8.93%     13.03%     84.46%   12/31/1998     $12,000        $17,253      8.93%      14.42%

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

      .  quality of underlying investments;

      .  average maturity of underlying investments;

      .  type of instruments in which the Portfolio is invested;

      .  changes in interest rates and market value of underlying investments;

      .  changes in Portfolio expenses; and

      .  the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

      . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

      . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

      . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

      . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

      . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

      . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

      . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

      . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

      . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

      .  The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's General Account assets. The General Account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.


Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners for the year ended December 31, 1998, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1998, and 1997, and for each of the three years in the period ended December 31, 1998, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                  Offered by
                    Peoples Benefit Life Insurance Company
                          (A Missouri Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge Select variable annuity contract (the "Contract") offered by Peoples Benefit Life Insurance Company ("the Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 1999, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                               May 1, 1999


                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
THE CONTRACT......................................................................   1
    Computation of Variable Annuity Income Payments...............................   1
    Exchanges.....................................................................   1
    Exceptions to Charges and to Transactions or Balance Requirements.............   2
GENERAL MATTERS...................................................................   4
    Non-Participating.............................................................   4
    Misstatement of Age or Sex....................................................   4
    Assignment....................................................................   4
    Annuity Data..................................................................   4
    Annual Statement..............................................................   4
    Incontestability..............................................................   4
    Ownership.....................................................................   5
PERFORMANCE INFORMATION...........................................................   5
    Money Market Subaccount Yields................................................   5
    30-Day Yield for Non-Money Market Subaccounts.................................   6
    Standardized Average Annual Total Return for Subaccounts......................   6
ADDITIONAL PERFORMANCE MEASURES...................................................   7
    Non-Standardized Cumulative Total Return and Non-Standardized Average
      Annual Total Return.........................................................   7
    Non-Standardized Total Return Year-to-Date....................................   9
    Non-Standardized One Year Return..............................................   9
    Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
      Adjusted Historical Average Annual Total Return.............................  10
    Individualized Computer Generated Illustrations...............................  16
PERFORMANCE COMPARISONS...........................................................  17
SAFEKEEPING OF ACCOUNT ASSETS.....................................................  19
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS................................  19
PEOPLES BENEFIT...................................................................  19
TAXES.............................................................................  19
STATE REGULATION OF PEOPLES BENEFIT...............................................  20
RECORDS AND REPORTS...............................................................  20
DISTRIBUTION OF THE CONTRACTS.....................................................  20
LEGAL PROCEEDINGS.................................................................  20
OTHER INFORMATION.................................................................  21
FINANCIAL STATEMENTS..............................................................  21

                                  THE CONTRACT


In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =   the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =   the Net Investment Factor for the day;

     (c)  =   the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)  =   any increase or decrease in the value of the Subaccount due to investment results;

     (b)  =   a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;


     (c)  =   a daily charge for the cost of administering the Contract
              corresponding to an annual charge of .15% of the value of the Subaccount.


The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

Peoples Benefit may reduce any applicable sales loads and reduce administrative charges or other deductions from Purchase Payments in certain situations where Peoples Benefit expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

Peoples Benefit may also reduce any applicable sales loads and reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of Peoples Benefit, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. Peoples Benefit may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, Peoples Benefit will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fees is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options
- except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan - however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that Peoples Benefit receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, Peoples Benefit will bill you for any accrued interest. Peoples Benefit will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

Peoples Benefit may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since Peoples Benefit has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by Peoples Benefit.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions does not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Peoples Benefit believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. Peoples Benefit further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                                 GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ANNUITY DATA

Peoples Benefit will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Peoples Benefit.

ANNUAL STATEMENT

Once each Contract Year, Peoples Benefit will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Peoples Benefit form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time Peoples Benefit may require proof that the Contract Owner is still living.

                             PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.


Where applicable, the following Subaccount inception date is used in the calculation of performance figures: 10/26/98 for all Subaccounts except the WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts, which had not commenced operations as of 12/31/98.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 11/21/94 for Federated Prime Money Portfolio; 2/13/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/29/94 for Federated U.S. Government Securities Portfolio; 2/2//94 for Federated High Income Bond Portfolio; 2/12/96 for Montgomery Growth Portfolio; 2/5/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/31/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/31/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/31/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

 Effective Yield = [((Base Period Return)+1) to the 365th power divided by 7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                    YIELD = 2[(a-b + 1) to the 6th power -1]
                               ---
                                cd

Where:

   [a] equals the net investment income earned during the period by the
       Portfolio attributable to shares owned by a Subaccount;
   [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
   [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                          P(1+T) to the nth power=ERV

Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1998


                                                                    Since
                                                               Subaccount
Subaccount                                         1 Year        Inception
----------                                         ------        ---------
Federated Prime Money..........................       N/A            0.50%
Federated American Leaders.....................       N/A            9.59%
Federated US Gov't Securities..................       N/A            0.72%
Federated Utility..............................       N/A            6.20%
Federated High Income Bond.....................       N/A            5.63%
Wanger Int'l Small Cap.........................       N/A           15.85%
Wanger US Small Cap............................       N/A           11.44%
Montgomery Emerg Mkt...........................       N/A            5.54%
Montgomery Growth..............................       N/A           11.52%
Stein Roe Special Venture......................       N/A            9.72%
Strong Int'l Stock.............................       N/A           14.62%
Warburg Pincus Int'l Equity....................       N/A            7.84%
Warburg Pincus Small Co Growth.................       N/A           16.89%
Dreyfus Small Cap Value........................       N/A           19.21%
Endeavor Enhanced Index........................       N/A           15.37%
Strong Schafer Value...........................       N/A           18.50%
T. Rowe Price Int'l............................       N/A           10.22%
WRL Alger Agg Growth...........................       N/A              N/A
WRL JP Morgan Real Est.........................       N/A              N/A
WRL Janus Global...............................       N/A              N/A
WRL Janus Growth...............................       N/A              N/A
WRL LKCM Strategic Tot Rtn.....................       N/A              N/A

                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the NonStandardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1998

                                                                         Since
                                                                    Subaccount
Subaccount                                         1 Year             Inception
----------                                         ------             ---------
Federated Prime Money..........................       N/A                 0.50%
Federated American Leaders.....................       N/A                 9.59%
Federated US Gov't Securities..................       N/A                 0.72%
Federated Utility..............................       N/A                 6.20%
Federated High Income Bond.....................       N/A                 5.63%
Wanger Int'l Small Cap.........................       N/A                15.85%
Wanger US Small Cap............................       N/A                11.44%
Montgomery Emerg Mkt...........................       N/A                 5.54%
Montgomery Growth..............................       N/A                11.52%
Stein Roe Special Venture......................       N/A                 9.72%
Strong Int'l Stock.............................       N/A                14.62%
Warburg Pincus Int'l Equity....................       N/A                 7.84%
Warburg Pincus Small Co Growth.................       N/A                16.89%
Dreyfus Small Cap Value........................       N/A                19.21%
Endeavor Enhanced Index........................       N/A                15.37%
Strong Schafer Value...........................       N/A                18.50%
T. Rowe Price Int'l............................       N/A                10.22%
WRL Alger Agg Growth...........................       N/A                   N/A
WRL JP Morgan Real Est.........................       N/A                   N/A
WRL Janus Global...............................       N/A                   N/A
WRL Janus Growth...............................       N/A                   N/A
WRL LKCM Strategic Tot Rtn.....................       N/A                   N/A

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1998

                                                                  Since
                                                              Subaccount
Subaccount                                   1 Year             Inception
----------                                   ------             ---------
Federated Prime Money....................       N/A                 0.50%
Federated American Leaders...............       N/A                 9.59%
Federated US Gov't Securities............       N/A                 0.72%
Federated Utility........................       N/A                 6.20%
Federated High Income Bond...............       N/A                 5.63%
Wanger Int'l Small Cap...................       N/A                15.85%
Wanger US Small Cap......................       N/A                11.44%
Montgomery Emerg Mkt.....................       N/A                 5.54%
Montgomery Growth........................       N/A                11.52%
Stein Roe Special Venture................       N/A                 9.72%
Strong Int'l Stock.......................       N/A                14.62%
Warburg Pincus Int'l Equity..............       N/A                 7.84%
Warburg Pincus Small Co Growth...........       N/A                16.89%
Dreyfus Small Cap Value..................       N/A                19.21%
Endeavor Enhanced Index..................       N/A                15.37%
Strong Schafer Value.....................       N/A                18.50%
T. Rowe Price Int'l......................       N/A                10.22%
WRL Alger Agg Growth.....................       N/A                   N/A
WRL JP Morgan Real Est...................       N/A                   N/A

WRL Janus Global........................       N/A                   N/A
WRL Janus Growth........................       N/A                   N/A
WRL LKCM Strategic Tot Rtn..............       N/A                   N/A


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                   Total Return
                                                    YTD as of
Subaccount                                            12/31/98
----------                                            --------
Federated Prime Money........................            0.50%
Federated American Leaders...................            9.59%
Federated US Gov't Securities................            0.72%
Federated Utility............................            6.20%
Federated High Income Bond...................            5.63%
Wanger Int'l Small Cap.......................           15.85%
Wanger US Small Cap..........................           11.44%
Montgomery Emerg Mkt.........................            5.54%
Montgomery Growth............................           11.52%
Stein Roe Special Venture....................            9.72%
Strong Int'l Stock...........................           14.62%
Warburg Pincus Int'l Equity..................            7.84%
Warburg Pincus Small Co Growth...............           16.89%
Dreyfus Small Cap Value......................           19.21%
Endeavor Enhanced Index......................           15.37%
Strong Schafer Value.........................           18.50%
T. Rowe Price Int'l..........................           10.22%
WRL Alger Agg Growth.........................              N/A
WRL JP Morgan Real Est.......................              N/A
WRL Janus Global.............................              N/A
WRL Janus Growth.............................              N/A
WRL LKCM Strategic Tot Rtn...................              N/A

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                        NON-STANDARDIZED ONE YEAR RETURN

                                          1998           1997            1996            1995
                                         -------        -------         ------          ------
Federated Prime Money..................    3.32%          3.37%          3.19%           3.63%
Federated American Leaders.............   15.88%         30.41%         19.79%          31.76%
Federated US Gov't Securities..........    6.07%          6.97%          2.65%           7.16%
Federated Utility......................   12.26%         24.78%          9.91%          22.36%
Federated High Income Bond.............    1.17%         12.15%         12.63%          18.61%
Wanger Int'l Small Cap.................   14.59%         -2.93%         30.08%            N/A
Wanger US Small Cap....................    7.06%         27.52%         44.46%            N/A
Montgomery Emerg Mkt...................  -38.50%         -2.08%           N/A             N/A
Montgomery Growth......................    1.38%         26.70%           N/A             N/A
Strong Int'l Stock.....................   -6.22%        -14.82%          8.75%            N/A
Warburg Pincus Int'l Equity............    3.77%         -3.83%          8.40%            N/A
Warburg Pincus Small Co Growth.........   -4.33%         13.94%         12.22%            N/A
Dreyfus Small Cap Value................   -3.66%         23.72%         23.79%          12.37%
Endeavor Enhanced Index................   29.45%           N/A            N/A             N/A
Strong Schafer Value...................    0.63%           N/A            N/A             N/A
T. Rowe Price Int'l....................   13.73%          1.08%         13.53%           8.73%
WRL Alger Agg Growth...................   46.53%         22.10%          8.81%          36.01%
WRL JP Morgan Real Est.................     N/A            N/A            N/A             N/A
WRL Janus Global.......................   28.11%         17.01%         25.87%          21.26%
WRL Janus Growth.......................   62.11%         15.81%         16.22%          45.00%
WRL LKCM Strategic Tot Rtn.............    7.99%         19.98%         13.30%          22.83%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND
NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL
RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and NonStandardized torical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

            ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING
                                    12/31/98

                       (BASED ON SINGLE INITIAL PURCHASE)

                                                                                             Total
                                                                                             Since Fund
                                                                1 Year          3 Year       Inception Year-End
                                                                ------          ------       ------------------
Federated Prime Money......................................       3.32%         10.21%              14.60%
Federated American Leaders.................................      15.88%         81.01%             133.72%
Federated US Govt' Securities..............................       6.07%         16.47%              26.50%
Federated Utility..........................................      12.26%         53.97%              79.68%
Federated High Income Bond.................................       1.17%         27.79%              44.27%
Wanger Int'l Small Cap.....................................      14.59%         44.69%              92.75%
Wanger US Small Cap........................................       7.06%         97.23%             126.56%
Montgomery Emerg Mkt.......................................     -38.50%            N/A             -36.56%
Montgomery Growth..........................................       1.38%            N/A              61.28%
Strong Int'l Stock ........................................      -6.22%        -13.13%             -11.13%
Warburg Pincus Int'l Equity................................       3.77%          8.19%              15.25%
Warburg Pincus Small Co Growth.............................      -4.33%         22.34%              51.93%
Dreyfus Small Cap Value....................................      -3.66%         47.54%              77.57%
Endeavor Enhanced Index....................................      29.45%            N/A              57.54%
Strong Schafer Value.......................................       0.63%            N/A              -0.52%
T. Rowe Price Int'l........................................      13.73%         30.51%              52.08%
WRL Alger Agg Growth.......................................      46.53%         94.67%             158.18%
WRL JP Morgan Real Est.....................................         N/A            N/A             -15.69%
WRL Janus Global...........................................      28.11%         88.67%             205.24%
WRL Janus Growth...........................................      62.11%        118.21%             754.40%
WRL LKCM Strategic Tot Rtn.................................       7.99%         46.80%              98.05%


          ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                                 ENDING 12/31/98

                       (BASED ON SINGLE INITIAL PURCHASE)

                                                                                             Total
                                                                                             Since Fund
                                                                1 Year          3 Year       Inception Year-End
                                                                ------          ------       ------------------
Federated Prime Money......................................       3.32%          3.29%              3.36%
Federated American Leaders.................................      15.88%         21.87%             18.96%
Federated US Govt' Securities..............................       6.07%          5.21%              5.06%
Federated Utility..........................................      12.26%         15.47%             12.73%
Federated High Income Bond.................................       1.17%          8.52%              7.87%
Wanger Int'l Small Cap.....................................      14.59%         13.10%             19.60%
Wanger US Small Cap........................................       7.06%         25.41%             24.99%
Montgomery Emerg Mkt.......................................     -38.50%            N/A            -14.47%
Montgomery Growth..........................................       1.38%            N/A             17.96%
Strong Int'l Stock ........................................      -6.22%         -4.59%             -3.62%
Warburg Pincus Int'l Equity................................       3.77%          2.66%              4.13%
Warburg Pincus Small Co Growth.............................      -4.33%          6.95%             12.67%
Dreyfus Small Cap Value....................................      -3.66%         13.84%             10.67%
Endeavor Enhanced Index....................................      29.45%            N/A             31.31%
Strong Schafer Value.......................................       0.63%            N/A             -0.42%
T. Rowe Price Int'l........................................      13.73%          9.28%              5.57%

WRL Alger Agg Growth.......................................      46.53%         24.86%             21.66%
WRL JP Morgan Real Est.....................................         N/A            N/A            -15.69%
WRL Janus Global...........................................      28.11%         23.57%             20.15%
WRL Janus Growth...........................................      62.11%         29.70%             19.13%
WRL LKCM Strategic Tot Rtn.................................       7.99%         13.65%             12.42%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.



                                                    HYPOTHETICAL ILLUSTRATIONS

                                                      Endeavor Enhanced Index


             $50,000 Single Purchase Payment Made                          $2,000 Purchase Payment Made December 31, 1997
                     December 31, 1997                                           and Yearly December 31st Thereafter
          ----------------------------------------                        -------------------------------------------------
          Values prior to current                                         Values prior to current
          year's purchase payment Non-Standardized                        year's purchase payment     Non-Standardized
          ----------------------- ----------------                        ------------------------ -------------------------
                                    One   Average                                                    One        Average
                                   Year   Annual  Cumulative                                         Year        Annual
           Cumulative Accumulated  Total   Total  Fund Total              Cumulative  Accumulated   Total        Total
Date        Payment      Value    Return  Return    Return        Date     Payment       Value      Return       Return
---------- ---------- ----------- ------- ------- ----------   ---------- ---------- ------------- -------- ----------------
12/31/1997    $50,000     $50,000     N/A     N/A      N/A     12/31/1997     $2,000        $2,000      N/A          N/A
12/31/1998    $50,000     $64,725   29.45%  29.45%   29.45%    12/31/1998     $4,000        $4,589    29.45%       29.45%

                                                    T. Rowe Price International

                 $50,000 Single Purchase Payment Made                        $2,000 Purchase Payment Made December 31, 1991
                         December 31, 1991                                       and Yearly December 31st Thereafter
             ------------------------------------------                      ----------------------------------------------
             Values prior to current                                           Values prior to current
             year's purchase payment  Non-Standardized                         year's purchase payment  Non-Standardized
             ----------------------- ------------------                       ------------------------- -----------------
                                      One     Average                                                     One     Average
                                      Year     Annual  Cumulative                                         Year     Annual
             Cumulative Accumulated  Total     Total   Fund Total             Cumulative   Accumulated    Total     Total
    Date      Payment      Value     Return    Return    Return       Date     Payment        Value      Return    Return
------------ ---------- ----------- --------  -------- ----------- ---------- ----------  ------------- -----------------
12/31/1991      $50,000     $50,000     N/A       N/A         N/A  12/31/1991    $ 2,000        $ 2,000      N/A     N/A
12/31/1992      $50,000     $47,474   -5.05%    -5.05%      -5.05% 12/31/1992    $ 4,000        $ 3,899    -5.05%  -5.05%
12/31/1993      $50,000     $55,420   16.74%     5.28%      10.84% 12/31/1993    $ 6,000        $ 6,552    16.74%   8.93%
12/31/1994      $50,000     $51,495   -7.08%     0.99%       2.99% 12/31/1994    $ 8,000        $ 8,088    -7.08%   0.73%
12/31/1995      $50,000     $55,992    8.73%     2.87%      11.98% 12/31/1995    $10,000        $10,794     8.73%   3.82%
12/31/1996      $50,000     $63,568   13.53%     4.92%      27.14% 12/31/1996    $12,000        $14,254    13.53%   6.85%
12/31/1997      $50,000     $64,257    1.08%     4.27%      28.51% 12/31/1997    $14,000        $16,409     1.08%   5.25%
12/31/1998      $50,000     $73,077   13.73%     5.57%      46.15% 12/31/1998    $16,000        $20,661    13.73%   7.19%

                                               Federated American Leaders Portfolio


                $50,000 Single Purchase Payment Made                         $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                         and Yearly December 31st Thereafter
            ------------------------------------------                        -------------------------------------------
            Values prior to current                                            Values prior to current
            year's purchase payment  Non-Standardized                          year's purchase payment  Non-Standardized
            ----------------------- ------------------                        ------------------------- -----------------
                                      One     Average                                                      One    Average
                                      Year     Annual  Cumulative                                         Year    Annual
             Cumulative Accumulated  Total     Total   Fund Total             Cumulative   Accumulated    Total    Total
    Date      Payment      Value     Return    Return    Return       Date     Payment        Value      Return   Return
------------ ---------- ----------- --------  -------- ----------- ---------- ----------  ------------- --------- -------
12/31/1994      $50,000    $ 50,000     N/A       N/A         N/A  12/31/1994    $ 2,000        $ 2,000      N/A     N/A
12/31/1995      $50,000    $ 65,881   31.76%    31.76%      31.76% 12/31/1995    $ 4,000        $ 4,635    31.76%  31.76%
12/31/1996      $50,000    $ 78,918   19.79%    25.63%      57.84% 12/31/1996    $ 6,000        $ 7,553    19.79%  23.96%
12/31/1997      $50,000    $102,915   30.41%    27.20%     105.83% 12/31/1997    $ 8,000        $11,849    30.41%  26.92%
12/31/1998      $50,000    $119,254   15.88%    24.27%     138.51% 12/31/1998    $10,000        $15,730    15.88%  22.82%

                                               Federated High Income Bond Portfolio


              $50,000 Single Purchase Payment Made                           $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                            and Yearly December 31st Thereafter
            -----------------------------------------                        ----------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment   Non-Standardized
            ----------------------- -----------------                        ----------------------- ---------------------
                                      One    Average                                                    One        Average
                                      Year    Annual  Cumulative                                        Year       Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative  Accumulated    Total      Total
    Date      Payment      Value     Return   Return    Return       Date      Payment       Value      Return     Return
------------ ---------- ----------- -------- -------- ----------  ----------  ---------- ----------- ---------- -----------
12/31/1994      $50,000     $50,000     N/A      N/A       N/A     12/31/1994     $ 2,000    $ 2,000       N/A         N/A
12/31/1995      $50,000     $59,307   18.61%   18.61%    18.61%    12/31/1995     $ 4,000    $ 4,372     18.61%      18.61%
12/31/1996      $50,000     $66,794   12.63%   15.58%    33.59%    12/31/1996     $ 6,000    $ 6,924     12.63%      14.69%
12/31/1997      $50,000     $74,912   12.15%   14.43%    49.82%    12/31/1997     $ 8,000    $ 9,766     12.15%      13.47%
12/31/1998      $50,000     $75,787    1.17%   10.96%    51.57%    12/31/1998     $10,000    $11,880      1.17%       8.62%

                                                  Federated Prime Money Portfolio


             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1994
                     December 31, 1994                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------

                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------

12/31/1994      $50,000     $50,000     N/A      N/A         N/A  12/31/1994    $ 2,000        $ 2,000       N/A                N/A
12/31/1995      $50,000     $51,816    3.63%    3.63%       3.63% 12/31/1995    $ 4,000        $ 4,073      3.63%              3.63%
12/31/1996      $50,000     $53,469    3.19%    3.41%       6.94% 12/31/1996    $ 6,000        $ 6,203      3.19%              3.34%
12/31/1997      $50,000     $55,273    3.37%    3.40%      10.55% 12/31/1997    $ 8,000        $ 8,412      3.37%              3.36%
12/31/1998      $50,000     $57,107    3.32%    3.38%      14.21% 12/31/1998    $10,000        $10,691      3.32%              3.34%

                                               Federated U.S. Government Securities

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1994
                     December 31, 1994                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1994     $50,000     $50,000    N/A       N/A       N/A     12/31/1994   $ 2,000      $ 2,000         N/A           N/A
12/31/1995     $50,000     $53,579   7.16%     7.16%     7.16%    12/31/1995   $ 4,000      $ 4,143        7.16%         7.16%
12/31/1996     $50,000     $55,001   2.65%     4.88%    10.00%    12/31/1996   $ 6,000      $ 6,253        2.65%         4.16%
12/31/1997     $50,000     $58,835   6.97%     5.57%    17.67%    12/31/1997   $ 8,000      $ 8,689        6.97%         5.53%
12/31/1998     $50,000     $62,403   6.07%     5.70%    24.81%    12/31/1998   $10,000      $11,216        6.07%         5.74%

                                                    Federated Utility Portfolio

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1994
                     December 31, 1994                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------

                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1994    $50,000     $50,000      N/A       N/A       N/A    12/31/1994   $ 2,000      $ 2,000         N/A           N/A
12/31/1995    $50,000     $61,182    22.36%    22.36%    22.36%   12/31/1995   $ 4,000      $ 4,447       22.36%        22.36%
12/31/1996    $50,000     $67,247     9.91%    15.97%    34.49%   12/31/1996   $ 6,000      $ 6,888        9.91%        14.14%
12/31/1997    $50,000     $83,914    24.78%    18.84%    67.83%   12/31/1997   $ 8,000      $10,595       24.78%        19.08%
12/31/1998    $50,000     $94,203    12.26%    17.16%    88.41%   12/31/1998   $10,000      $13,894       12.26%        16.51%

                                                         Montgomery Growth

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1996
                     December 31, 1996                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------

                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------

12/31/1996     $50,000    $50,000      N/A       N/A       N/A    12/31/1996    $2,000       $2,000         N/A           N/A
12/31/1997     $50,000    $63,349    26.70%    26.70%    26.70%   12/31/1997    $4,000       $4,534       26.70%        26.70%
12/31/1998     $50,000    $64,221     1.38%    13.33%    28.44%   12/31/1998    $6,000       $6,596        1.38%         9.63%


                                                    Montgomery Emerging Markets

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1996
                     December 31, 1996                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1996    $50,000     $50,000      N/A       N/A       N/A    12/31/1996    $2,000      $2,000          N/A             N/A
12/31/1997    $50,000     $48,960    -2.08%    -2.08%    -2.08%   12/31/1997    $4,000      $3,958        -2.08%          -2.08%
12/31/1998    $50,000     $30,111   -38.50%   -22.40%   -39.78%   12/31/1998    $6,000      $4,434       -38.50%         -28.87%


                                                    Strong International Stock

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                     December 31, 1995                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1995     $50,000    $50,000      N/A       N/A        N/A   12/31/1995    $2,000      $2,000         N/A            N/A
12/31/1996     $50,000    $54,373     8.75%     8.75%      8.75%  12/31/1996    $4,000      $4,175        8.75%          8.75%
12/31/1997     $50,000    $46,313   -14.82%    -3.76%     -7.37%  12/31/1997    $6,000      $5,556      -14.82%         -7.59%
12/31/1998     $50,000    $43,433    -6.22%    -4.59%    -13.13%  12/31/1998    $8,000      $7,211       -6.22%         -6.89%

                                                       Strong Schafer Value

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1997
                     December 31, 1997                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1997     $50,000    $50,000      N/A       N/A        N/A   12/31/1997    $2,000       $2,000        N/A             N/A
12/31/1998     $50,000    $50,316     0.63%     0.63%      0.63%  12/31/1998    $4,000       $4,013       0.63%           0.63%

                                                   Wanger U.S. Small Cap Advisor

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                     December 31, 1995                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1995    $50,000    $50,000       N/A       N/A         N/A  12/31/1995     $2,000      $ 2,000       N/A                N/A
12/31/1996    $50,000    $72,231     44.46%    44.46%      44.46% 12/31/1996     $4,000      $ 4,889     44.46%             44.46%
12/31/1997    $50,000    $92,111     27.52%    35.73%      84.22% 12/31/1997     $6,000      $ 8,235     27.52%             33.51%
12/31/1998    $50,000    $98,613      7.06%    25.41%      97.23% 12/31/1998     $8,000      $10,816      7.06%             20.52%

                                              Wanger International Small Cap Advisor

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                     December 31, 1995                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1995     $50,000     $50,000      N/A      N/A         N/A  12/31/1995    $2,000        $2,000       N/A             N/A
12/31/1996     $50,000     $65,039    30.08%   30.08%      30.08% 12/31/1996    $4,000        $4,602     30.08%          30.08%
12/31/1997     $50,000     $63,132    -2.93%   12.37%      26.26% 12/31/1997    $6,000        $6,467     -2.93%           7.59%
12/31/1998     $50,000     $72,346    14.59%   13.10%      44.69% 12/31/1998    $8,000        $9,410     14.59%          10.93%

                                                Warburg Pincus International Equity

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                     December 31, 1995                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1995     $50,000    $50,000      N/A       N/A        N/A    12/31/1995    $2,000       $2,000       N/A                N/A
12/31/1996     $50,000    $54,200     8.40%     8.40%      8.40%   12/31/1996    $4,000       $4,168      8.40%              8.40%
12/31/1997     $50,000    $52,126    -3.83%     2.10%      4.25%   12/31/1997    $6,000       $6,009     -3.83%              0.14%
12/31/1998     $50,000    $54,093     3.77%     2.66%      8.19%   12/31/1998    $8,000       $8,235      3.77%              1.93%

                                                Warburg Pincus Small Company Growth

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                     December 31, 1995                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1995     $50,000    $50,000      N/A       N/A        N/A    12/31/1995    $2,000       $2,000       N/A              N/A
12/31/1996     $50,000    $56,111    12.22%    12.22%     12.22%   12/31/1996    $4,000       $4,244     12.22%           12.22%
12/31/1997     $50,000    $63,936    13.94%    13.08%     27.87%   12/31/1997    $6,000       $6,836     13.94%           13.35%
12/31/1998     $50,000    $61,170    -4.33%     6.95%     22.34%   12/31/1998    $8,000       $8,541     -4.33%            4.38%

                                                    WRL Alger Aggressive Growth

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1994
                     December 31, 1994                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1994     $50,000    $ 50,000      N/A      N/A        N/A   12/31/1994    $ 2,000      $ 2,000       N/A                N/A
12/31/1995     $50,000    $ 68,007    36.01%   36.01%     36.01%  12/31/1995    $ 4,000      $ 4,720     36.01%             36.01%
12/31/1996     $50,000    $ 73,997     8.81%   21.65%     47.99%  12/31/1996    $ 6,000      $ 7,136      8.81%             17.87%
12/31/1997     $50,000    $ 90,348    22.10%   21.80%     80.70%  12/31/1997    $ 8,000      $10,713     22.10%             19.85%
12/31/1998     $50,000    $132,389    46.53%   27.56%    164.78%  12/31/1998    $10,000      $17,698     46.53%             28.88%

                                              WRL J.P. Morgan Real Estate Securities

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1998
                     December 31, 1998                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1998    $50,000    $50,000      N/A      N/A        N/A     12/31/1998    $2,000       $2,000        N/A            N/A

                                                         WRL Janus Global

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1992
                     December 31, 1992                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1992     $50,000   $ 50,000      N/A       N/A        N/A   12/31/1992   $ 2,000       $ 2,000        N/A             N/A
12/31/1993     $50,000   $ 66,546    33.09%    33.09%     33.09%  12/31/1993   $ 4,000       $ 4,662      33.09%          33.09%
12/31/1994     $50,000   $ 65,721    -1.24%    14.65%     31.44%  12/31/1994   $ 6,000       $ 6,604      -1.24%           9.75%
12/31/1995     $50,000   $ 79,693    21.26%    16.81%     59.39%  12/31/1995   $ 8,000       $10,008      21.26%          15.15%
12/31/1996     $50,000   $100,306    25.87%    19.01%    100.61%  12/31/1996   $10,000       $14,597      25.87%          19.01%
12/31/1997     $50,000   $117,364    17.01%    18.61%    134.73%  12/31/1997   $12,000       $19,079      17.01%          18.41%
12/31/1998     $50,000   $150,359    28.11%    20.14%    200.72%  12/31/1998   $14,000       $26,443      28.11%          20.76%

                                                         WRL Janus Growth

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1996
                     December 31, 1996                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1986    $50,000     $ 50,000      N/A      N/A        N/A   12/31/1986   $ 2,000     $  2,000        N/A             N/A
12/31/1987    $50,000     $ 54,626     9.25%    9.25%      9.25%  12/31/1987   $ 4,000     $  4,185       9.25%           9.25%
12/31/1988    $50,000     $ 63,844    16.87%   13.00%     27.69%  12/31/1988   $ 6,000     $  6,891      16.87%          14.18%
12/31/1989    $50,000     $ 92,519    44.91%   22.77%     85.04%  12/31/1989   $ 8,000     $ 11,986      44.91%          27.74%
12/31/1990    $50,000     $ 90,938    -1.71%   16.13%     81.88%  12/31/1990   $10,000     $ 13,782      -1.71%          16.10%
12/31/1991    $50,000     $143,230    57.50%   23.43%    186.46%  12/31/1991   $12,000     $ 23,706      57.50%          27.06%
12/31/1992    $50,000     $144,399     0.82%   19.33%    188.80%  12/31/1992   $14,000     $ 25,900       0.82%          20.09%
12/31/1993    $50,000     $147,925     2.44%   16.76%    195.85%  12/31/1993   $16,000     $ 28,532       2.44%          16.05%
12/31/1994    $50,000     $133,600    -9.68%   13.07%    167.20%  12/31/1994   $18,000     $ 27,769      -9.68%          10.53%
12/31/1995    $50,000     $193,715    45.00%   16.24%    287.43%  12/31/1995   $20,000     $ 42,264      45.00%          15.82%
12/31/1996    $50,000     $225,139    16.22%   16.24%    350.28%  12/31/1996   $22,000     $ 51,121      16.22%          15.88%
12/31/1997    $50,000     $260,744    15.81%   16.20%    421.49%  12/31/1997   $24,000     $ 61,205      15.81%          15.87%
12/31/1998    $50,000     $422,697    62.11%   19.47%    745.39%  12/31/1998   $26,000     $101,221      62.11%          20.61%

                                                  WRL LKCM Strategic Total Return

             $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1993
                     December 31, 1993                                                 and Yearly December 31st Thereafter
            -----------------------------------------                        ------------------------------------------------------
            Values prior to current                                          Values prior to current
            year's purchase payment  Non-Standardized                        year's purchase payment          Non-Standardized
            ----------------------- -----------------                        -------------------------  ----------------------------
                                      One    Average                                                       One          Average
                                      Year    Annual  Cumulative                                          Year          Annual
             Cumulative Accumulated  Total    Total   Fund Total             Cumulative   Accumulated     Total          Total
    Date      Payment      Value     Return   Return    Return       Date     Payment        Value       Return         Return
------------ ---------- ----------- -------- -------- ----------- ---------- ----------  -------------  ---------  -----------------
12/31/1993     $50,000    $50,000      N/A       N/A        N/A   12/31/1993   $ 2,000      $ 2,000         N/A            N/A
12/31/1994     $50,000    $48,993    -2.01%    -2.01%     -2.01%  12/31/1994   $ 4,000      $ 3,960       -2.01%         -2.01%
12/31/1995     $50,000    $60,180    22.83%     9.71%     20.36%  12/31/1995   $ 6,000      $ 6,864       22.83%         13.77%
12/31/1996     $50,000    $68,183    13.30%    10.89%     36.37%  12/31/1996   $ 8,000      $ 9,777       13.30%         13.54%
12/31/1997     $50,000    $81,808    19.98%    13.10%     63.62%  12/31/1997   $10,000      $13,730       19.98%         15.91%
12/31/1998     $50,000    $88,346     7.99%    12.06%     76.69%  12/31/1998   $12,000      $16,828        7.99%         13.43%



Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

    o    quality of underlying investments;

    o    average maturity of underlying investments;

    o    type of instruments in which the Portfolio is invested;

    o    changes in interest rates and market value of underlying investments;

    o    changes in Portfolio expenses; and

    o    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

    o Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

    o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

    o Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

    o Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

    o Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

    o Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

    o Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S.
         government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

    o Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

    o Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

    o Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

    o Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

    o    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's General Account assets. The General Account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.


               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.





                                 PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                      TAXES

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.



                       STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners for the year ended December 31, 1998, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1998, and 1997, and for each of the three years in the period ended December 31, 1998, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             FINANCIAL STATEMENTS

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                      SEPARATE ACCOUNT V - ADVISOR'S EDGE
                               VARIABLE ANNUITY

                         YEAR ENDED DECEMBER 31, 1998
                      WITH REPORT OF INDEPENDENT AUDITORS

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                             Financial Statements


                         Year ended December 31, 1998



                                   CONTENTS

Report of Independent Auditors....................   1

Financial Statements

Balance Sheet.....................................   2
Statement of Operations...........................  10
Statements of Changes in Contract Owners' Equity..  14
Notes to Financial Statements.....................  23

                        Report of Independent Auditors


The Board of Directors and Contract Owners of the
Advisor's Edge Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheet of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly the Providian Life and Health Insurance Company Separate Account V), which are available for investment by the Advisor's Edge Variable Annuity contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain subaccounts of the Peoples Benefit Life Insurance Company Separate Account V, which are available for investment by the Advisor's Edge Variable Annuity contract owners, at December 31, 1998, and the results of their operations for the year then ended and changes in their contract owners' equity for the two years in the period then ended in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                                 Balance Sheet

                               December 31, 1998



                                                                                                                          DFA
                                                        DFA SMALL VALUE       DFA LARGE VALUE  DFA INTERNATIONAL      INTERNATIONAL

                                             TOTAL         SUBACCOUNT            SUBACCOUNT    VALUE SUBACCOUNT    SMALL SUBACCOUNT

                                        -------------------------------------------------------------------------------------------
ASSETS
Cash                                      $    23,831         $         6     $           34   $               -         $        2
Investments in mutual funds, at current
 market value:
 DFA Investment Dimensions Group, Inc.:
  DFA Small Value Portfolio                10,821,295          10,821,295                  -                   -                  -
  DFA Large Value Portfolio                17,208,822                   -         17,208,822                   -                  -
  DFA International Value Portfolio        12,379,637                   -                  -          12,379,637                  -
  DFA International Small Portfolio         6,645,726                   -                  -                   -          6,645,726
  DFA Short-Term Fixed Portfolio            8,743,519                   -                  -                   -                  -
  DFA Global Bond Portfolio                 5,185,902                   -                  -                   -                  -
 The Federated Insurance Series:
  Federated American Leaders
  Fund II                                   6,008,565                   -                  -                   -                  -
  Federated Utility Fund II                 1,331,559                   -                  -                   -                  -
  Federated Prime Money Fund II             7,691,397                   -                  -                   -                  -
  Federated High Income Bond Fund II
                                            7,155,389                   -                  -                   -                  -
  Federated Fund for U. S. Government
   Securities II                            5,328,432                   -                  -                   -                  -

 Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor            3,541,345                   -                  -                   -                  -
  Wanger International Small Cap
   Advisor                                  3,138,642                   -                  -                   -                  -
 The Montgomery Funds III:
  Montgomery Growth Portfolio               1,137,628                   -                  -                   -                  -
  Montgomery Emerging Markets
   Portfolio                                1,959,296                   -                  -                   -                  -
 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II          140,210                   -                  -                   -                  -
  Strong Schafer Value Fund II                633,539                   -                  -                   -                  -
 Endeavor Series Trust:
  T. Rowe Price International Stock
   Portfolio                                1,536,758                   -                  -                   -                  -
   Dreyfus Small Cap Value
    Portfolio                               2,867,568                   -                  -                   -                  -
  Endeavor Enhanced Index
   Portfolio                                3,561,187                   -                  -                   -                  -

                                                                                                      FEDERATED FUND
                                                                                                          FOR           WANGER
   DFA                             FEDERATED         FEDERATED     FEDERATED HIGH       U. S.         U. S. SMALL      U.S. SMALL
SHORT-TERM                          AMERICAN          UTILITY        PRIME MONEY     INCOME BOND       GOVERNMENT         CAP
  FIXED             DFA GLOBAL   LEADERS FUND II      FUND II         FUND II          FUND II        SECURITIES II     ADVISOR
SUBACCOUNT       BOND SUBACCOUNT   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUN
------------------------------------------------------------------------------------------------------------------------------------

$       6        $            50  $           -   $            -   $        23,727  $            -    $            -    $       -






-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -

8,743,519                     -              -                -                  -               -                   -            -

-                     5,185,902              -                -                  -               -                   -            -



-                             -      6,008,565                -                  -               -                   -            -

-                             -              -        1,331,559                  -               -                   -            -

-                             -              -                -          7,691,397               -                   -            -


-                             -              -                -                  -       7,155,389                   -            -


-                             -              -                -                  -               -           5,328,432            -


-                             -              -                -                  -               -                   -    3,541,345

-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -


-                             -              -                -                  -               -                   -            -
-                             -              -                -                  -               -                   -            -


-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -

-                             -              -                -                  -               -                   -            -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheet (continued)


                                              WANGER                                                     STRONG      STRONG SCHAFER
                                        INTERNATIONAL SMALL                        MONTGOMERY        INTERNATIONAL        VALUE
                                            CAP ADVISOR     MONTGOMERY GROWTH    EMERGING MARKETS        STOCK           FUND II
                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT      FUND II SUBACCOUNT  SUBACCOUNT
                                        --------------------------------------------------------------------------------------------

ASSETS (CONTINUED)
Cash                                    $               -  $                -   $               -  $              -     $         -
Investments in mutual funds, at current
 market value:
 DFA Investment Dimensions Group, Inc.:
  DFA Small Value Portfolio                             -                    -                  -                  -              -

  DFA Large Value Portfolio                             -                    -                  -                  -              -

  DFA International Value Portfolio                     -                    -                  -                  -              -

  DFA International Small Portfolio                     -                    -                  -                  -              -

  DFA Short-Term Fixed Portfolio                        -                    -                  -                  -              -

  DFA Global Bond Portfolio                             -                    -                  -                  -              -

 The Federated Insurance Series:
  Federated American Leaders
  Fund II                                               -                    -                  -                  -              -

  Federated Utility Fund II                             -                    -                  -                  -              -

  Federated Prime Money Fund II                         -                    -                  -                  -              -

  Federated High Income Bond
   Fund II                                              -                    -                  -                  -              -

  Federated Fund for U. S. Government
   Securities II                                        -                    -                  -                  -              -

  Wanger Advisors Trust:

  Wanger U. S. Small Cap Advisor                        -                    -                  -                  -              -

  Wanger International Small Cap
   Advisor                                      3,138,642                    -                  -                  -              -

 The Montgomery Funds III:
  Montgomery Growth Portfolio                           -            1,137,628                  -                  -              -

  Montgomery Emerging Markets
   Portfolio                                            -                    -          1,959,296                  -              -

 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                    -                    -                  -            140,210              -

  Strong Schafer Value Fund II                          -                    -                  -                  -        633,539
 Endeavor Series Trust:
  T. Rowe Price International Stock
   Portfolio                                            -                    -                  -                  -              -
  Dreyfus Small Cap Value
   Portfolio                                            -                    -                  -                  -              -
  Endeavor Enhanced Index Portfolio
                                                        -                    -                  -                  -              -

                                                                             STEIN ROE         WARBURG          WARBURG
                 T. ROWE PRICE                          ENDEAVOR        SPECIAL VENTURE        PINCUS         PINCUS SMALL
                 INTERNATIONAL       DREYFUS SMALL      ENHANCED          FUND, VARIABLE    INTERNATIONAL       COMPANY
                     STOCK              CAP VALUE        INDEX                SERIES           EQUITY            GROWTH
                   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
          ------------------------------------------------------------------------------------------------------------------
           $               -                  -       $          6         $          -     $           -    $             -



                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -


                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -

                           -                  -                  -                     -                -                  -

                           -                  -                  -                     -                -                  -

                           -                  -                  -                     -                -                  -

                           -                  -                  -                     -                -                  -

                           -                  -                  -                     -                -                  -

                           -                  -                  -                     -                -                  -


                           -                  -                  -                     -                -                  -
                           -                  -                  -                     -                -                  -


                   1,536,758                  -                  -                     -                -                  -

                           -          2,867,568                  -                     -                -                  -

                           -                  -          3,561,187                     -                -                  -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheet (continued)


                                                                                                       DFA               DFA
                                                               DFA SMALL      DFA LARGE           INTERNATIONAL    INTERNATIONAL
                                                                 VALUE          VALUE                 VALUE             SMALL
                                                TOTAL         SUBACCOUNT      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                          ------------------------------------------------------------------------------------------

ASSETS (CONTINUED)
Investments in mutual funds, at current
 market value (continued):
Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund,
   Variable Series                          $    113,984  $            -  $                -  $                -  $              -
 Warburg Pincus Trust:
  Warburg Pincus International Equity
   Portfolio                                   2,315,180               -                   -                   -                  -
  Warburg Pincus Small Company Growth
   Portfolio                                   1,139,183               -                   -                   -                  -
                                            ---------------------------------------------------------------------------------------
Total investments in mutual funds            110,584,763      10,821,295          17,208,822          12,379,637          6,645,726
                                            ---------------------------------------------------------------------------------------
Total assets                                $110,608,594     $10,821,301         $17,208,856         $12,379,637         $6,645,728
                                          ==========================================================================================


LIABILITIES AND CONTRACT OWNERS' EQUITY
LIABILITIES:
 Contract terminations payable              $        254     $         -  $                -  $                -  $               -
                                          ------------------------------------------------------------------------------------------
Total liabilities                                    254               -                   -                   -                  -
Contract owners' equity:
 Deferred annuity contracts terminable by
  owners                                     110,608,340      10,821,301          17,208,856          12,379,637          6,645,728
                                          ------------------------------------------------------------------------------------------
Total liabilities and contract owners'
 equity                                     $110,608,594     $10,821,301         $17,208,856         $12,379,637         $6,645,728
                                          ==========================================================================================


See accompanying notes.

                                                                                          FEDERATED FUND
  DFA                                 FEDERATED                                           FEDERATED HIGH       FOR         WANGER
SHORT-TERM                            AMERICAN         FEDERATED       FEDERATED PRIME     INCOME BOND        U. S.      U. S. SMALL
FIXED           DFA GLOBAL BOND     LEADERS FUND II     UTILITY         MONEY FUND II        FUND II        GOVERNMENT     ADVISOR
SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        FUND II          SUBACCOUNT        SUBACCOUNT       SECURITIES   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
$        -      $             -  $              -  $              -  $              -  $              -  $         -  $           -

         -                    -                 -                 -                 -                 -            -              -

         -                    -                 -                 -                 -                 -            -              -
-----------------------------------------------------------------------------------------------------------------------------------
 8,743,519            5,185,902         6,008,565         1,331,559         7,691,397         7,155,389    5,328,432      3,541,345
-----------------------------------------------------------------------------------------------------------------------------------
$8,743,525      $     5,185,952        $6,008,565        $1,331,559        $7,715,124        $7,155,389   $5,328,432     $3,541,345
====================================================================================================================================


$        -      $             -      $         18      $          1  $              -        $        3   $       20     $       45
------------------------------------------------------------------------------------------------------------------------------------

         -                    -                18                 1                 -                 3           20             45

 8,743,525            5,185,952         6,008,547         1,331,558         7,715,124         7,155,386    5,328,412      3,541,300
------------------------------------------------------------------------------------------------------------------------------------
$8,743,525      $     5,185,952       $ 6,008,565        $1,331,559  $      7,715,124        $7,155,389   $5,328,432     $3,541,345
====================================================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheet (continued)

                                                    WANGER                                           STRONG           STRONG
                                                INTERNATIONAL                    MONTGOMERY       INTERNATIONAL       SCHAFER
                                                  SMALL CAP      MONTGOMERY       EMERGING            STOCK            VALUE
                                                   ADVISOR         GROWTH          MARKETS           FUND II           FUND II
                                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                              ------------------------------------------------------------------------------------
ASSETS (CONTINUED)
Investments in mutual funds, at current
 market value (continued):
 Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund, Variable
   Series                                       $          -     $          -    $           -    $           -       $         -
 Warburg Pincus Trust:
  Warburg Pincus International Equity
   Portfolio                                               -                -                -                -                 -
  Warburg Pincus Small Company Growth
   Portfolio                                               -                -                -                -                 -
                                              ------------------------------------------------------------------------------------
Total investments in mutual funds                  3,138,642        1,137,628        1,959,296          140,210           633,539
                                              ------------------------------------------------------------------------------------
Total assets                                    $  3,138,642     $  1,137,628    $   1,959,296    $     140,210       $   633,539
                                              ====================================================================================

LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable                  $         36     $         11    $           1    $           -       $        10
                                              ------------------------------------------------------------------------------------
Total liabilities                                         36               11                1                -                10

Contract owners' equity:
 Deferred annuity contracts terminable by
  owners                                           3,138,606        1,137,617        1,959,295          140,210           633,529
                                              ------------------------------------------------------------------------------------
Total liabilities and contract owners' equity   $  3,138,642     $  1,137,628    $   1,959,296    $     140,210       $   633,539
                                              ====================================================================================

See accompanying notes.


                                                         STEIN ROE           WARBURG             WARBURG
 T. ROWE PRICE                         ENDEAVOR       SPECIAL VENTURE         PINCUS           PINCUS SMALL
 INTERNATIONAL     DREYFUS SMALL       ENHANCED        FUND, VARIABLE      INTERNATIONAL         COMPANY
     STOCK          CAP VALUE           INDEX             SERIES              EQUITY              GROWTH
  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
  $        -       $        -       $        -             $113,984          $        -         $        -


           -                -                -                    -           2,315,180                  -

           -                -                -                    -                   -          1,139,183
---------------------------------------------------------------------------------------------------------------
   1,536,758        2,867,568        3,561,187              113,984           2,315,180          1,139,183
---------------------------------------------------------------------------------------------------------------
  $1,536,758       $2,867,568       $3,561,193             $113,984          $2,315,180         $1,139,183
===============================================================================================================

  $        -       $       41       $        -             $      1          $       51         $       16
---------------------------------------------------------------------------------------------------------------
           -               41                -                    1                  51                 16


   1,536,758        2,867,527        3,561,193              113,983           2,315,129          1,139,167
---------------------------------------------------------------------------------------------------------------
  $1,536,758       $2,867,568       $3,561,193             $113,984          $2,315,180         $1,139,183
===============================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                            Statement of Operations

                         Year ended December 31, 1998


                                                                                            DFA               DFA
                                                       DFA SMALL          DFA LARGE    INTERNATIONAL     INTERNATIONAL
                                                         VALUE              VALUE          VALUE             SMALL
                                          TOTAL        SUBACCOUNT         SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                     -----------------------------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                            $  5,408,490     $   932,737        $1,369,360       $  827,186      $   542,050
Expenses:
 Administration fee                         25,936           3,238             4,633            3,230            1,780
 Mortality and expense risk charges        673,111          79,258           118,275           86,912           47,083

                                    ------------------------------------------------------------------------------------
Net investment income (loss)             4,709,443         850,241         1,246,452          737,044          493,187

Net realized and unrealized capital
 gain (loss) from investments
Net realized capital gain (loss)
 from sales of investments:
 Proceeds from sales                   116,163,079       3,525,724         5,926,321        4,232,269        2,071,693
 Cost of investments sold              115,403,986       3,042,549         4,790,494        3,915,895        2,438,366
                                    ------------------------------------------------------------------------------------
Net realized capital gain (loss)
 from sales of investments                 759,093         483,175         1,135,827          316,374         (366,673)


Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                 2,171,729       2,026,048         2,643,915         (312,521)      (2,150,602)
 End of the period                       2,003,790        (118,992)        2,157,682          108,296       (1,955,049)
                                    ------------------------------------------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                              (167,939)     (2,145,040)         (486,233)         420,817          195,553
                                    ------------------------------------------------------------------------------------
 Net realized and unrealized capital
 gain (loss) from investments              591,154      (1,661,865)          649,594          737,191         (171,120)
                                    ------------------------------------------------------------------------------------
Increase (decrease) from operations   $  5,300,597     $  (811,624)       $1,896,046       $1,474,235      $   322,067
                                    ====================================================================================

See accompanying notes.

                                                                                                      FEDERATED
                               FEDERATED                        FEDERATED                              FUND FOR
                                AMERICAN       FEDERATED          PRIME            FEDERATED             U. S.          WANGER
DFA SHORT-    DFA GLOBAL        LEADERS         UTILITY           MONEY            HIGH INCOME        GOVERNMENT      U. S. SMALL
TERM FIXED       BOND           FUND II         FUND II          FUND II          BOND FUND II       SECURITIES II    CAP ADVISOR
SUBACCOUNT    SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
$  426,589    $  116,555       $  293,893      $  21,643        $  244,991         $  173,119          $  56,012       $  252,433

     2,548         1,463            1,239            138               963              1,558                884            1,352

    58,064        32,025           31,714          4,774            33,953             41,008             27,229           27,806
-----------------------------------------------------------------------------------------------------------------------------------
   365,977        83,067          260,940         16,731           210,075            130,553             27,899          223,275



 2,527,429     1,702,226        1,923,697        523,775        34,092,074          3,210,420          3,144,966        9,572,395
 2,521,413     1,733,057        1,756,279        469,536        34,092,074          3,265,348          2,976,493       10,140,520
-----------------------------------------------------------------------------------------------------------------------------------

     6,016       (30,831)         167,418         54,239                 -            (54,928)           168,473         (568,125)




    (1,247)     (291,271)         369,571          45,381                -            281,210             99,279           88,613
     6,266        12,693          698,724         111,682                -            307,436            184,873          409,747
-----------------------------------------------------------------------------------------------------------------------------------


     7,513       303,964          329,153          66,301                -             26,226             85,594          321,134
-----------------------------------------------------------------------------------------------------------------------------------

    13,529       273,133          496,571         120,540                -            (28,702)           254,067         (246,991)
-----------------------------------------------------------------------------------------------------------------------------------
$  379,506    $  356,200       $  757,511      $  137,271       $  210,075         $  101,851         $  281,966      $   (23,716)
===================================================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                      Statement of Operations (continued)

                                               WANGER                                                   STRONG           STRONG
                                            INTERNATIONAL                          MONTGOMERY        INTERNATIONAL       SCHAFER
                                              SMALL CAP        MONTGOMERY           EMERGING              STOCK           VALUE
                                               ADVISOR           GROWTH             MARKETS              FUND II         FUND II
                                              SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                     ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                    $   33,574        $  9,785          $     3,791           $  1,118         $  1,928
Expenses:
 Administration fee                                  780             401                  460                 25               92
 Mortality and expense risk charges
                                                  19,529           7,544               14,737                607            2,719
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)                      13,265           1,840              (11,406)               486             (883)

NET REALIZED AND UNREALIZED CAPITAL
 GAIN (LOSS) FROM INVESTMENTS
Net realized capital gain (loss)
 from sales of investments:
 Proceeds from sales                           4,162,246         800,350            1,490,511            257,722          100,202
 Cost of investments sold                      4,022,518         772,325            2,152,319            269,727          100,313
                                     ----------------------------------------------------------------------------------------------
Net realized capital gain (loss)
 from sales of investments                       139,728          28,025             (661,808)           (12,005)            (111)


Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                        (114,291)         47,904             (360,206)            (7,579)           3,948
 End of the period                               193,410          56,866             (823,817)             4,479            8,736
                                     ----------------------------------------------------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                                     307,701           8,962             (463,611)            12,058            4,788
                                     ----------------------------------------------------------------------------------------------
Net realized and unrealized capital
 gain (loss) from investments                    447,429          36,987           (1,125,419)                53            4,677
                                     ----------------------------------------------------------------------------------------------
Increase (decrease) from operations           $  460,694        $ 38,827          $(1,136,825)          $    539         $  3,794
                                     ==============================================================================================

See accompanying notes.

                                                                        STEIN ROE               WARBURG            WARBURG
 T. ROWE PRICE                                    ENDEAVOR           SPECIAL VENTURE            PINCUS           PINCUS SMALL
 INTERNATIONAL               DREYFUS SMALL        ENHANCED            FUND, VARIABLE         INTERNATIONAL         COMPANY
     STOCK                     CAP VALUE           INDEX                  SERIES                 EQUITY             GROWTH
  SUBACCOUNT                  SUBACCOUNT         SUBACCOUNT             SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
$    7,768                    $   59,144         $     5,422           $      9,364           $    20,028        $            -

       136                           160                 253                     42                   318                   243

     3,883                         5,341              11,088                    526                13,102                 5,934
-------------------------------------------------------------------------------------------------------------------------------
     3,749                        53,643              (5,919)                 8,796                 6,608                (6,177)






   762,460                       900,373          14,201,738                 61,392            15,666,633             5,306,463
   768,745                     1,031,178          13,913,156                 71,646            15,807,660             5,352,375
-------------------------------------------------------------------------------------------------------------------------------

    (6,285)                     (130,805)            288,582                (10,254)             (141,027)              (45,912)




     1,312                           (14)              4,265                 (4,351)             (193,424)               (4,211)
    48,700                       336,080             130,956                (11,012)               32,137               103,897
-------------------------------------------------------------------------------------------------------------------------------


    47,388                       336,094             126,691                 (6,661)              225,561               108,108
-------------------------------------------------------------------------------------------------------------------------------

    41,103                       205,289             415,273                (16,915)               84,534                62,196
-------------------------------------------------------------------------------------------------------------------------------
$   44,852                    $  258,932         $   409,354           $     (8,119)          $    91,142        $       56,019
===============================================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1998 and 1997, except as noted

                                                                                                        DFA SMALL VALUE
                                                                  TOTAL                                    SUBACCOUNT
                                                ---------------------------------------      ------------------------------------
                                                        1998                1997                     1998              1997
                                                ---------------------------------------      ------------------------------------
Operations:
 Net investment income (loss)                          $  4,709,443        $  4,192,957             $   850,241       $   881,714
 Net realized capital gain (loss)                           759,093           4,379,240                 483,175         1,257,272
 Net change in unrealized appreciation/
 depreciation of investments                               (167,939)             58,375              (2,145,040)        1,092,630
                                                ---------------------------------------      ------------------------------------
Increase (decrease) from operations                       5,300,597           8,630,572                (811,624)        3,231,616

Contract transactions:
 Net contract purchase payments                          21,580,627          34,318,493                 175,212         2,486,689
 Transfer payments from (to) other subaccounts
  or general account                                       (270,406)           (465,079)               (791,035)          684,878

 Contract terminations, withdrawals and other
  deductions                                            (12,654,362)        (14,262,294)             (1,266,157)       (1,472,400)
                                                ---------------------------------------      ------------------------------------
Increase (decrease) from contract transactions            8,655,859          19,591,120              (1,881,980)        1,699,167
                                                ---------------------------------------      ------------------------------------
Net increase (decrease) in contract owners'
 equity                                                  13,956,456          28,221,692              (2,693,604)        4,930,783


Contract owners' equity:
 Beginning of the period                                 96,651,884          68,430,192              13,514,905         8,584,122
                                                ---------------------------------------      ------------------------------------
 End of the period                                     $110,608,340        $ 96,651,884             $10,821,301       $13,514,905
                                                =======================================      ====================================

(1) Commencement of operations, March 31, 1997.
(2) Commencement of operations, October 13, 1997.



See accompanying notes.

       DFA LARGE VALUE              DFA INTERNATIONAL                DFA INTERNATIONAL              DFA SHORT-TERM
        SUBACCOUNT                   VALUE SUBACCOUNT                SMALL SUBACCOUNT               FIXED SUBACCOUNT
-------------------------------   ---------------------------    ---------------------------   -----------------------------
  1998             1997             1998           1997             1998          1997            1998          1997
-------------------------------   ---------------------------    ---------------------------   -----------------------------
$  1,246,452     $  1,388,727     $   737,044   $   294,062      $  493,187   $   110,128      $  365,977    $  455,632
   1,135,827        1,338,900         316,374       156,233        (366,673)     (339,704)          6,016        17,397

    (486,233)       1,811,915         420,817      (715,837)        195,553    (1,753,295)          7,513        11,947
-------------------------------   ---------------------------    ---------------------------   -----------------------------
   1,896,046        4,539,542       1,474,235      (265,542)        322,067    (1,982,871)        379,506       484,976


     344,009        3,832,376         307,393     3,268,144         172,894     1,710,998          53,000     2,289,000

  (1,606,278         (766,416)     (1,301,885)    1,077,971         345,973     1,719,378        (107,740)      548,921

  (2,755,463)      (2,206,060)     (1,476,957)   (1,731,947)       (896,449)     (985,424)     (1,140,495)   (2,437,121)
-------------------------------   ---------------------------    ---------------------------   -----------------------------
  (4,017,732          859,900      (2,471,449)    2,614,168        (377,582)    2,444,952      (1,195,235)      400,800
-------------------------------   ---------------------------    ---------------------------   -----------------------------

  (2,121,686        5,399,442        (997,214)    2,348,626         (55,515)      462,081        (815,729)      885,776


  19,330,542       13,931,100      13,376,851    11,028,225       6,701,243     6,239,162       9,559,254     8,673,478
-------------------------------   ---------------------------    ---------------------------   -----------------------------
$ 17,208,856     $ 19,330,542     $12,379,637   $13,376,851      $6,645,728   $ 6,701,243      $8,743,525    $9,559,254
===============================   ===========================    ===========================   =============================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                             DFA GLOBAL BOND                    FEDERATED AMERICAN LEADERS FUND II
                                                               SUBACCOUNT                                  SUBACCOUNT
                                                   ------------------------------------      ------------------------------------
                                                           1998              1997                    1998               1997
                                                   ------------------------------------      ------------------------------------
Operations:
  Net investment income (loss)                             $   83,067      $  500,084              $  260,940        $   15,266
  Net realized capital gain (loss)                            (30,831)        (10,978)                167,418           112,490
  Net change in unrealized appreciation/
    depreciation of investments                               303,964        (144,199)                329,153           235,990
                                                   ------------------------------------      ------------------------------------

Increase (decrease) from operations                           356,200         344,907                 757,511           363,746

Contract transactions:
  Net contract purchase payments                              121,522       1,233,894               1,645,371         1,015,394
  Transfer payments from (to) other subaccounts
  or general account                                          458,027        (162,876)                402,441         1,457,991

Contract terminations, withdrawals and other
  deductions                                                 (293,098)       (756,904)               (453,099)         (219,672)
                                                   ------------------------------------      ------------------------------------
Increase (decrease) from contract transactions                286,451         314,114               1,594,713         2,253,713
                                                   ------------------------------------      ------------------------------------
Net increase (decrease) in contract
  owners equity                                               642,651         659,021               2,352,224         2,617,459

Contract owners' equity:
  Beginning of the period                                   4,543,301       3,884,280               3,656,323         1,038,864
                                                   ------------------------------------      ------------------------------------
  End of the period                                        $5,185,952      $4,543,301              $6,008,547        $3,656,323
                                                   ====================================      ====================================


(1) Commencement of operations, March 31, 1997.
(2) Commencement of operations, October 13, 1997.

See accompanying notes.

                                                                        FEDERATED HIGH                  FEDERATED FUND FOR
     FEDERATED UTILITY                 FEDERATED PRIME                   INCOME BOND              U. S. GOVERNMENT SECURITIES II
     FUND II SUBACCOUNT           MONEY FUND II SUBACCOUNT           FUND II SUBACCOUNT                     SUBACCOUNT
------------------------------  ----------------------------  ------------------------------   -----------------------------------
  1998            1997              1998           1997             1998            1997               1998              1997
------------------------------  ----------------------------  ------------------------------   -----------------------------------
  $  16.731      $  10,984        $   210,075   $   206,226       $  130,553     $  147,927          $   27,899       $   53,039
     54,239         19,038                  -             -          (54,928)        46,693             168,473           11,668

     66,301         28,709                  -             -           26,226        229,359              85,594           92,698
------------------------------  ----------------------------  ------------------------------   -----------------------------------
    137,271         58,731            210,075       206,226          101,851        423,979             281,966          157,405


    638,778        122,628          9,381,446     7,342,353        2,147,115      2,451,641           1,536,923        1,509,515

    259,386       (130,449)        (4,060,311)   (6,771,893)         152,827      1,523,718             928,368          227,665

    (20,907)       (36,898)        (1,365,961)   (2,810,859)        (840,936)      (513,745)           (364,814)        (232,081)
------------------------------  ----------------------------  ------------------------------   -----------------------------------
    877,257        (44,719)         3,955,174    (2,240,399)       1,459,006      3,461,614           2,100,477        1,505,099
------------------------------  ----------------------------  ------------------------------   -----------------------------------

  1,014,528         14,012          4,165,249    (2,034,173)       1,560,857      3,885,593           2,382,443        1,662,504


    317,030        303,018          3,549,875     5,584,048        5,594,529      1,708,936           2,945,969        1,283,465
------------------------------  ----------------------------  ------------------------------   -----------------------------------
  $1,331,58      $ 317,030        $ 7,715,124   $ 3,549,875       $7,155,386     $5,594,529          $5,328,412       $2,945,969
==============================  ============================  ==============================   ===================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                                              WANGER U. S. SMALL                  Wanger International Small Cap
                                                            CAP ADVISOR SUBACCOUNT                      Advisor Subaccount
                                                   -------------------------------------      ------------------------------------
                                                           1998               1997                    1998               1997
                                                   -------------------------------------      ------------------------------------
Operations:
 Net investment income (loss)                           $   223,275         $   21,919              $   13,265        $   19,476
 Net realized capital gain (loss)                          (568,125)           873,043                 139,728            56,183
 Net change in unrealized appreciation/
  depreciation of investments                               321,134           (116,568)                307,701          (168,259)
                                                   -------------------------------------      ------------------------------------
Increase (decrease) from operations                         (23,716)           778,394                 460,694           (92,600)

Contract transactions:
 Net contract purchase payments                             522,241          1,276,053                 746,308         1,046,974
 Transfer payments from (to) other subaccounts or
  general account                                        (1,625,694)         1,574,536                 125,553           166,790

 Contract terminations, withdrawals and other
  deductions                                               (317,744)          (198,851)               (292,741)         (168,858)
                                                   -------------------------------------      ------------------------------------
Increase (decrease) from contract transactions           (1,421,197)         2,651,738                 579,120         1,044,906
                                                   -------------------------------------      ------------------------------------
Net increase (decrease) in contract owners' equity       (1,444,913)         3,430,132               1,039,814           952,306


Contract owners' equity:
 Beginning of the period                                  4,986,213          1,556,081               2,098,792         1,146,486
                                                   -------------------------------------      ------------------------------------
 End of the period                                      $ 3,541,300         $4,986,213              $3,138,606        $2,098,792
                                                   =====================================      ====================================



(1) Commencement of operations, March 31, 1997.
(2) Commencement of operations, October 13, 1997.



See accompanying notes.


   MONTGOMERY GROWTH                 MONTGOMERY              STRONG INTERNATIONAL STOCK FUND           STRONG SCHAFER
      SUBACCOUNT             EMERGING MARKETS SUBACCOUNT              II SUBACCOUNT               VALUE FUND II SUBACCOUNT
------------------------   -------------------------------   --------------------------------    -------------------------
  1998         1997              1998           1997              1998           1997 (1)            1998        1997 (2)
------------------------   -------------------------------   --------------------------------    -------------------------
$    1,840   $   53,601       $   (11,406)    $  (12,690)          $    486         $    (68)       $   (883)     $    236
    28,025      (29,392)         (661,808)       227,028            (12,005)          (2,588)           (111)           (2)

     8,962      123,787          (463,611)      (389,415)            12,058           (7,579)          4,788         3,948
------------------------   -------------------------------   --------------------------------    -------------------------
    38,827      147,996        (1,136,825)      (175,077)               539          (10,235)          3,794         4,182


   238,717      450,494           924,121      1,521,737             37,483           62,049         121,860        80,917

  (227,901)     323,322           163,760         18,104             55,323            7,822         301,820       123,299


  (147,587)     (48,237)         (638,018)      (161,380)           (11,855)            (916)         (2,213)         (130)
------------------------   -------------------------------   --------------------------------    -------------------------
  (136,771)     725,579           449,863      1,378,461             80,951           68,955         421,467       204,086
------------------------   -------------------------------   --------------------------------    -------------------------

   (97,944)     873,575          (686,962)     1,203,384             81,490           58,720         425,261       208,268


 1,235,561      361,986         2,646,257      1,442,873             58,720                -         208,268             -
------------------------   -------------------------------   --------------------------------    -------------------------
$1,137,617   $1,235,561       $ 1,959,295     $2,646,257           $140,210         $ 58,720        $633,529      $208,268
========================   ===============================   ================================    =========================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                                T. ROWE PRICE                           DREYFUS SMALL CAP
                                                       INTERNATIONAL STOCK SUBACCOUNT                    VALUE SUBACCOUNT
                                                   ------------------------------------      -------------------------------------
                                                           1998            1997 (2)                  1998             1997 (2)
                                                   ------------------------------------      -------------------------------------
Operations:
 Net investment income (loss)                             $    3,749           $   (267)             $   53,643           $     (3)
 Net realized capital gain (loss)                             (6,285)            (6,586)               (130,805)                 -
 Net change in unrealized appreciation/
  depreciation of investments                                 47,388              1,312                 336,094                (14)
                                                   ------------------------------------      -------------------------------------
Increase (decrease) from operations                           44,852             (5,541)                258,932                (17)

Contract transactions:
 Net contract purchase payments                              127,661             77,833                 490,702              3,084
 Transfer payments from (to) other subaccounts or
  general account                                          1,183,837            155,896               2,127,411              2,368

 Contract terminations, withdrawals and other
  deductions                                                 (47,780)                 -                 (14,953)                 -

                                                   ------------------------------------      -------------------------------------
Increase (decrease) from contract transactions             1,263,718            233,729               2,603,160              5,452
                                                   ------------------------------------      -------------------------------------
Net increase (decrease) in contract owners' equity
                                                           1,308,570            228,188               2,862,092              5,435

Contract owners' equity:
 Beginning of the period                                     228,188                  -                   5,435                  -
                                                   ------------------------------------      -------------------------------------
 End of the period                                        $1,536,758           $228,188              $2,867,527           $  5,435
                                                   ====================================      =====================================



(1) Commencement of operations, March 31, 1997.
(2) Commencement of operations, October 13, 1997.



See accompanying notes.


 ENDEAVOR ENHANCED      STEIN ROE SPECIAL VENTURE FUND,        WARBURG PINCUS INTERNATIONAL        WARBURG PINCUS SMALL COMPANY
  INDEX SUBACCOUNT        VARIABLE SERIES SUBACCOUNT                EQUITY SUBACCOUNT                    GROWTH SUBACCOUNT
---------------------   -------------------------------        ----------------------------        ------------------------------
 1998       1997 (2)          1998             1997 (1)             1998           1997 (1)              1998           1997 (1)
---------------------   -------------------------------        ----------------------------        ------------------------------
 $  (5,919) $   (353)         $  8,796          $   (202)        $    6,608        $  61,123         $    (6,177)        $ (1,645)

   288,582       (46)          (10,254)              (72)          (141,027)         (11,247)            (45,912)          44,765

   126,691     4,265            (6,661)           (4,351)           225,561         (193,424)            108,108           (4,211)
---------------------   ---------------------------------      ------------------------------      -------------------------------
   409,354     3,866            (8,119)           (4,625)            91,142         (143,548)             56,019           38,909


   627,414         -            27,441            58,768            862,847          754,420             330,169          265,257

 2,262,128   344,556            29,220            32,594            470,774          423,321             183,590          350,383


   (83,646)   (2,479)          (20,269)           (1,027)          (129,391)         (14,436)            (73,829)         (11,331)
---------------------   ---------------------------------      ------------------------------      -------------------------------
 2,805,896   342,077            36,392            90,335          1,204,230        1,163,305             439,930          604,309
---------------------   ---------------------------------      ------------------------------      -------------------------------

 3,215,250   345,943            28,273            85,710          1,295,372        1,019,757             495,949          643,218


   345,943         -            85,710                 -          1,019,757                -             643,218                -
---------------------   ---------------------------------      ------------------------------      -------------------------------

$3,561,193  $345,943          $113,983          $ 85,710         $2,315,129       $1,019,757          $1,139,167         $643,218
=====================   =================================      ==============================      ===============================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                                                    WEISS, PECK & GREER'S         WEISS, PECK & GREER'S
                                                                     CORE LARGE CAP STOCK          CORE SMALL CAP STOCK
                                                                       FUND SUBACCOUNT               FUND SUBACCOUNT
                                                                   -----------------------      -------------------------
                                                                             1997                          1997
                                                                   -----------------------      -------------------------
Operations:
 Net investment income (loss)                                      $           (8,029)          $             (3,930)
 Net realized capital gain (loss)                                             360,167                        258,978
 Net change in unrealized appreciation/ depreciation of
  investments                                                                 (37,023)                       (44,010)

                                                                   ----------------------      -------------------------
Increase (decrease) from operations                                           315,115                        211,038

Contract transactions:
 Net contract purchase payments                                             1,006,757                        451,518
 Transfer payments from (to) other subaccounts or general account
                                                                           (2,184,736)                    (1,212,222)
 Contract terminations, withdrawals and other deductions                     (129,632)                      (121,906)
                                                                   ----------------------       ------------------------
Increase (decrease) from contract transactions                             (1,307,611)                      (882,610)
                                                                   ----------------------       ------------------------
Net increase (decrease) in contract owners' equity                           (992,496)                      (671,572)

Contract owners' equity:
 Beginning of the period                                                      992,496                        671,572
                                                                   ----------------------       ------------------------
 End of the period                                                 $                -           $                  -
                                                                   ======================       ========================

See accompanying notes.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 1998



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account"), formerly Providian Life and Health Insurance Company Separate Account V, is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company registered under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-nine investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in the Endeavor Series Trust, one of which is invested in the Stein Roe Variable Investment Trust, and two of which are invested in the Warburg Pincus Trust (each a "Series Fund" and collectively "the Series Funds"). Activity is these twenty-three subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in these twenty-three subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor's Edge Select Variable Annuity, also offered by PBL. The remaining twenty-six subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, PGA Retirement Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Prior to October 1, 1998, the Mutual Fund Account was an account of Providian Life and Health Insurance Company ("PLH"). Effective October 1, 1998, PLH changed its name to Peoples Benefit Life Insurance Company.

Prior to June 10, 1997, PLH was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly-owned subsidiary of AEGON N.V. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly-owned subsidiary of AEGON N.V.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Prior to October 1997, the Separate Account had two additional subaccounts that invested exclusively in shares of the following portfolios of Tomorrow Funds Retirement Trust (advised by Weiss, Peck & Greer, L.L.C.): Weiss, Peck & Greer's Core Large-Cap Stock Fund Portfolio and Weiss, Peck & Greer's Core Small-Cap Stock Fund Portfolio. Effective October 1997, contract owners were no longer permitted to allocate purchase payments to, or transfers into, these subaccounts.

Effective March 1997, the portfolios of the DFA Investment Dimensions Group, Inc. were no longer available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments to, or transfers into, these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. will again be made available for investment to contract owners of the Advisor's Edge Variable Annuity.

INVESTMENTS

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1998.

Prior to July 17, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 17, 1998 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statement of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

DIVIDEND INCOME

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS

A summary of the mutual fund investments at December 31, 1998 follows:

                                                                NET ASSET
                                            NUMBER OF SHARES    VALUE PER         MARKET
                                                  HELD            SHARE           VALUE             COST

                                          --------------------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
 DFA Small Value Portfolio                        887,718.996        $12.19      $ 10,821,295     $ 10,940,287
 DFA Large Value Portfolio                      1,107,388.807         15.54        17,208,822       15,051,140
 DFA International Value Portfolio              1,124,399.343         11.01        12,379,637       12,271,341
 DFA International Small Value Portfolio          933,388.419          7.12         6,645,726        8,600,775
 DFA Short-Term Fixed Portfolio                   871,736.684         10.03         8,743,519        8,737,253
 DFA Global Bond Portfolio                        502,509.855         10.32         5,185,902        5,173,209
The Federated Insurance Series:
 Federated American Leaders Fund II               277,147.838         21.68         6,008,565        5,309,841
 Federated Utility Fund II                         87,201.005         15.27         1,331,559        1,219,877
 Federated Prime Money Fund II                  7,691,397.104          1.00         7,691,397        7,691,397
 Federated High Income Bond Fund II               655,255.438         10.92         7,155,389        6,847,953
 Federated Fund for U. S. Government
  Securities II                                   477,886.280         11.15         5,328,432        5,143,559

Wanger Advisors Trust:
 Wanger U. S. Small Cap Advisor                   159,663.866         22.18         3,541,345        3,131,598
 Wanger International Small Cap Advisor           159,971.537         19.62         3,138,642        2,945,232
The Montgomery Funds III:
 Montgomery Growth Portfolio                       73,919.970         15.39         1,137,628        1,080,762
 Montgomery Emerging Markets Portfolio            297,313.552          6.59         1,959,296        2,783,113
Strong Variable Insurance Funds, Inc.:
 Strong International Stock Fund II                15,969.273          8.78           140,210          135,731
 Strong Schafer Value Fund II                      62,851.088         10.08           633,539          624,803
Endeavor Series Trust:
 T. Rowe Price International Stock
  Portfolio                                        94,920.195         16.19         1,536,758        1,488,058

 Dreyfus Small Cap Value Portfolio                202,798.286         14.14         2,867,568        2,531,488
 Endeavor Enhanced Index Portfolio                221,466.884         16.08         3,561,187        3,430,231
Stein Roe Variable Investment Trust:
 Stein Roe Special Venture Fund, Variable
  Series                                            8,368.851         13.62           113,984          124,996

Warburg Pincus Trust:
 Warburg Pincus International Equity
  Portfolio                                       210,662.426         10.99         2,315,180        2,283,043

 Warburg Pincus Small Company Growth
  Portfolio                                        71,154.474         16.01         1,139,183        1,035,286
                                                                           ===================================
                                                                                 $110,584,763     $108,580,973
                                                                           ===================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS (CONTINUED)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                        1998                                  1997
                                          --------------------------------       ------------------------------
                                             PURCHASES          SALES               PURCHASES          SALES
                                          --------------------------------       ------------------------------
DFA Investment Dimensions Group, Inc.:
 DFA Small Value Portfolio                    $ 2,493,979      $ 3,525,724         $ 8,197,358      $ 5,616,477
 DFA Large Value Portfolio                      3,155,007        5,926,321          10,094,945        7,846,318
 DFA International Value Portfolio              2,497,864        4,232,269           5,889,789        2,981,559
 DFA International Small Value Portfolio        2,186,489        2,071,693           4,260,345        1,704,458
 DFA Short-Term Fixed Portfolio                 1,698,165        2,527,429           5,213,716        4,357,284
 DFA Global Bond Portfolio                      2,071,694        1,702,226           3,172,172        2,357,974
The Federated Insurance Series:
 Federated American Leaders Fund II             3,779,368        1,923,697           3,119,208          850,229
 Federated Utility Fund II                      1,417,764          523,775             226,254          259,989
 Federated Prime Money Fund II                 38,234,126       34,092,074          16,380,157       18,159,989
 Federated High Income Bond Fund II             4,799,982        3,210,420           5,085,457        1,475,916
 Federated Fund for U. S. Government
  Securities II                                 5,273,362        3,144,966           2,274,076          715,938
Wanger Advisors Trust:
 Wanger U.S. Small Cap Advisor                  8,374,518        9,572,395           6,988,592        4,314,935
 Wanger International Small Cap Advisor         4,754,667        4,162,246           2,747,775        1,683,393
The Montgomery Funds III:
 Montgomery Growth Portfolio                      665,430          800,350           1,352,298          573,118
 Montgomery Emerging Markets Portfolio          1,928,969        1,490,511           3,977,152        2,611,381
Strong Variable Insurance Funds, Inc.:
 Strong International Stock Fund II               339,159          257,722             121,990           53,103
 Strong Schafer Value Fund II                     520,796          100,202             204,608              286
Endeavor Series Trust:
 T. Rowe Price International Stock
  Portfolio                                     2,029,927          762,460             637,508          404,046
 Dreyfus Small Cap Value Portfolio              3,557,217          900,373               5,452                3
 Endeavor Enhanced Index Portfolio             17,001,709       14,201,738             367,567           25,843
Stein Roe Variable Investment Trust:
 Stein Roe Special Venture Fund,
  Variable Series                                 106,581           61,392             117,779           27,646
Warburg Pincus Trust:
 Warburg Pincus International Equity
  Portfolio                                    16,877,522       15,666,633           1,284,327           59,899

 Warburg Pincus Small Company Growth
  Portfolio                                     5,740,232        5,306,463           1,211,045          608,381

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS (CONTINUED)

                                                                 YEAR ENDED DECEMBER 31
                                                       1998                                1997
                                        --------------------------------      -----------------------------
                                            PURCHASES          SALES            PURCHASES          SALES
                                        --------------------------------      -----------------------------
Tomorrow Funds Retirement Trust:
 Weiss, Peck & Greer's Core Large-Cap
  Stock Fund Portfolio                  $          -       $          -       $ 1,571,077      $ 2,886,717

 Weiss, Peck & Greer's Small-Cap Stock
  Fund Portfolio                                   -                  -           738,210        1,624,750
                                        --------------------------------      -----------------------------
                                        $129,504,527       $116,163,079       $85,238,857      $61,199,632
                                        ================================      =============================


3. CONTRACT OWNERS' EQUITY

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                    ACCUMULATION        ACCUMULATION       TOTAL CONTRACT
                  SUBACCOUNT                        OWNED UNITS          UNIT VALUE            VALUE
-----------------------------------------------------------------------------------------------------------
DFA Small Value                                          745,999.899          14.505767         $10,821,301
DFA Large Value                                          859,894.009          20.012764          17,208,856
DFA International Value                                1,023,764.334          12.092272          12,379,637
DFA International Small                                  825,132.317           8.054136           6,645,728
DFA Short-Term Fixed                                     752,441.325          11.620209           8,743,525
DFA Global Bond                                          368,039.205          14.090761           5,185,952
Federated American Leaders Fund II                       255,419.197          23.524257           6,008,547
Federated Utility Fund II                                 74,287.594          17.924365           1,331,558
Federated Prime Money Fund II                            651,890.229          11.835005           7,715,124
Federated High Income Bond Fund II                       532,324.861          13.441766           7,155,386
Federated Fund for U. S. Government Securities
 II                                                      422,126.524          12.622784           5,328,412
Wanger U.S. Small Cap Advisor                            181,214.502          19.542034           3,541,300
Wanger International Small Cap Advisor                   193,816.580          16.193692           3,138,606
Montgomery Growth                                         68,851.573          16.522748           1,137,617
Montgomery Emerging Markets                              301,041.098           6.508396           1,959,295
Strong International Stock Fund II                        17,677.860           7.931406             140,210
Strong Schafer Value Fund II                              61,988.558          10.220098             633,529

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)

                                                      ACCUMULATION      ACCUMULATION       TOTAL CONTRACT
                  SUBACCOUNT                           OWNED UNITS       UNIT VALUE            VALUE
------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                        145,781.784          10.541492        $  1,536,758
Dreyfus Small Cap Value                                  317,783.614           9.023521           2,867,527
Endeavor Enhanced Index                                  272,746.964          13.056766           3,561,193
Stein Roe Special Venture Fund, Variable Series           11,989.168           9.507153             113,983
Warburg Pincus International Equity                      230,381.169          10.049123           2,315,129
Warburg Pincus Small Company Growth                       89,527.858          12.724167           1,139,167
                                                                                           -----------------
                                                                                               $110,608,340
                                                                                           =================

At December 31, 1998, contract owners' equity was comprised of:


                                                                                   DFA LARGE           DFA
                                                               DFA SMALL VALUE       VALUE        INTERNATIONAL
                                                 TOTAL           SUBACCOUNT        SUBACCOUNT    VALUE SUBACCOUNT
                                          ------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                          $108,604,550       $10,940,293       $15,051,174       $12,271,341
Adjustment for appreciation
 (depreciation) to market value                    2,003,790          (118,992)        2,157,682           108,296
                                          ------------------------------------------------------------------------
Total contract owners' equity                   $110,608,340       $10,821,301       $17,208,856       $12,379,637
                                          ========================================================================

                                                                                                     FEDERATED
                                                   DFA                                                AMERICAN
                                              INTERNATIONAL     DFA SHORT-TERM     DFA GLOBAL     LEADERS FUND II
                                            SMALL SUBACCOUNT   FIXED SUBACCOUNT  BOND SUBACCOUNT     SUBACCOUNT
                                          ------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                           $ 8,600,777         $8,737,259       $5,173,259        $5,309,823
Adjustment for appreciation
 (depreciation) to market value                   (1,955,049)             6,266           12,693           698,724
                                          ------------------------------------------------------------------------
Total contract owners' equity                    $ 6,645,728         $8,743,525       $5,185,952        $6,008,547
                                          ========================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                                  FEDERATED FUND
                                                                                                       FOR
                                               FEDERATED     FEDERATED PRIME    FEDERATED HIGH        U. S.
                                                UTILITY           MONEY          INCOME BOND        GOVERNMENT
                                                FUND II          FUND II           FUND II        SECURITIES II
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                          -----------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                           $1,219,876        $7,715,124        $6,847,950        $5,143,539
Adjustment for appreciation
 (depreciation) to market value                     111,682                 -           307,436           184,873
                                          -----------------------------------------------------------------------
Total contract owners' equity                    $1,331,558        $7,715,124        $7,155,386        $5,328,412
                                          =======================================================================

                                                                  WANGER
                                                WANGER        INTERNATIONAL
                                              U. S. SMALL       SMALL CAP         MONTGOMERY        MONTGOMERY
                                              CAP ADVISOR        ADVISOR            GROWTH       EMERGING MARKETS
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                          -----------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                           $3,131,553        $2,945,196        $1,080,751        $2,783,112
Adjustment for appreciation
 (depreciation) to market value                     409,747           193,410            56,866          (823,817)
                                          -----------------------------------------------------------------------
Total contract owners' equity                    $3,541,300        $3,138,606        $1,137,617        $1,959,295
                                          =======================================================================

                                                 STRONG
                                              INTERNATIONAL        STRONG
                                                  STOCK         SCHAFER VALUE    T. ROWE PRICE     DREYFUS SMALL
                                                 FUND II           FUND II       INTERNATIONAL       CAP VALUE
                                               SUBACCOUNT        SUBACCOUNT     STOCK SUBACCOUNT    SUBACCOUNT
                                          -----------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                         $135,731         $624,793           $1,488,058         $2,531,447
Adjustment for appreciation
 (depreciation) to market value                   4,479            8,736               48,700            336,080
                                          -----------------------------------------------------------------------
Total contract owners' equity                  $140,210         $633,529           $1,536,758         $2,867,527
                                          =======================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)



                                                                 STEIN ROE       WARBURG PINCUS   WARBURG PINCUS
                                               ENDEAVOR       SPECIAL VENTURE    INTERNATIONAL     SMALL COMPANY
                                            ENHANCED INDEX    FUND, VARIABLE         EQUITY           GROWTH
                                              SUBACCOUNT     SERIES SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                          -----------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                           $3,430,237          $124,995         $2,282,992       $1,035,270
Adjustment for appreciation
 (depreciation) to market value                     130,956           (11,012)            32,137          103,897
                                          -----------------------------------------------------------------------
Total contract owners' equity                    $3,561,193          $113,983         $2,315,129       $1,139,167
                                          =======================================================================

A summary of changes in contract owners' account units follows:

                                                                             DFA                DFA
                                  DFA SMALL VALUE   DFA LARGE VALUE     INTERNATIONAL      INTERNATIONAL     DFA SHORT-TERM
                                     SUBACCOUNT        SUBACCOUNT     VALUE SUBACCOUNT   SMALL SUBACCOUNT   FIXED SUBACCOUNT

                                  ------------------------------------------------------------------------------------------
Units outstanding at January 1,
 1997                                     711,634           983,458            983,425            617,388           821,351
Units purchased                           523,358           532,720            496,446            427,566           438,191
Units redeemed and transferred           (370,503)         (453,312)          (251,828)          (175,567)         (397,455)
                                  -----------------------------------------------------------------------------------------
Units outstanding at December
 31, 1997                                 864,489         1,062,866          1,228,043            869,387           862,087
Units purchased                            66,565            61,649            115,582            183,225            64,628
Units redeemed and transferred           (185,054)         (264,621)          (319,861)          (227,480)         (174,274)
Units outstanding at December
                                  -----------------------------------------------------------------------------------------
 31, 1998                                 746,000           859,894          1,023,764            825,132           752,441
                                  =========================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)

                                                     FEDERATED                          FEDERATED        FEDERATED
                                                      AMERICAN         FEDERATED         PRIME          HIGH INCOME
                                DFA GLOBAL             LEADERS           UTILITY        MONEY FUND          BOND
                                  BOND                  FUND II         FUND II             II             FUND II
                                SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                ---------------------------------------------------------------------------------------------
Units outstanding at January 1,
 1997                                      317,470             67,853            24,080            512,275            146,709
Units purchased                            210,701            161,471            15,043          1,450,017            394,649
Units redeemed and transferred            (181,424)           (47,691)          (19,099)        (1,649,948)          (116,685)
                                ---------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1997                                  346,747            181,633            20,024            312,344            424,673
Units purchased                             54,992            100,753            53,174          1,414,081            273,938
Units redeemed and transferred             (33,700)           (26,967)            1,090         (1,074,535)          (166,286)
                                ---------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1998                                  368,039            255,419            74,288            651,890            532,325
                                =============================================================================================

                                 FEDERATED
                                  FUND FOR              WANGER         WANGER
                                   U. S.              U. S. SMALL    INTERNATIONAL                          MONTGOMERY
                                GOVERNMENT              CAP           SMALL CAP                              EMERGING
                                SECURITIES II          ADVISOR         ADVISOR             MONTGOMERY          MARKETS
                                 SUBACCOUNT           SUBACCOUNT     SUBACCOUNT         GROWTH SUBACCOUNT   SUBACCOUNT
                                ---------------------------------------------------------------------------------------------
Units outstanding at January 1,
 1997                                      117,323           110,551             80,108             28,618            135,913
Units purchased                            194,181           415,668            180,266             89,511            332,972
Units redeemed and transferred             (61,870)         (250,702)          (110,582)           (41,658)          (216,531)
                                ---------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1997                                  249,634           275,517            149,792             76,471            252,354
Units purchased                            210,246           236,478            194,815             28,913            171,406
Units redeemed and transferred             (37,753)         (330,780)          (150,790)           (36,532)          (122,719)
                                ---------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1998                                  422,127           181,215            193,817             68,852            301,041
                                =============================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)

                                   STRONG               STRONG           T. ROWE
                                INTERNATIONAL          SCHAFER             PRICE            DREYFUS          ENDEAVOR
                                   STOCK                VALUE          INTERNATIONAL        SMALL CAP        ENHANCED
                                  FUND II              FUND II             STOCK             VALUE             INDEX
                                SUBACCOUNT            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                --------------------------------------------------------------------------------------------
Units outstanding at January 1,
 1997                                             -                  -                  -                 -                -
Units purchased                              12,737             20,701             69,692               585           37,193
Units redeemed and transferred               (5,733)               (13)           (44,865)                -           (2,607)
                                --------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1997                                     7,004             20,688             24,827               585           34,586
Units purchased                              14,655             45,966            106,407           166,105          416,707
Units redeemed and transferred               (3,981)            (4,665)            14,548           151,094         (178,546)
                                --------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1998                                    17,678             61,989            145,782           317,784          272,747
                                ============================================================================================

                                 STEIN ROE
                                  SPECIAL                                                 WEISS, PECK
                                  VENTURE            WARBURG             WARBURG           & GREER'S         WEISS, PECK
                                   FUND,              PINCUS           PINCUS SMALL       CORE  LARGE-        & GREER'S
                                  VARIABLE         INTERNATIONAL        COMPANY            CAP STOCK         CORE SMALL-
                                    SERIES            EQUITY             GROWTH              FUND             CAP FUND
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                  ---------------------------------------------------------------------------------------------
Units outstanding at January 1,
 1997                                           -                  -                  -             87,203             57,029
Units purchased                             9,733            112,012             97,131            123,531             59,161
Units redeemed and transferred             (2,326)            (5,800)           (48,339)          (210,734)          (116,190)
                                ---------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1997                                   7,407            106,212             48,792                  -                  -
Units purchased                             4,523            328,299            163,976                  -                  -
Units redeemed and transferred                 59           (204,130)          (123,240)                 -                  -
                                ---------------------------------------------------------------------------------------------
Units outstanding at December
 31, 1998                                  11,989            230,381             89,528                  -                  -
                                =============================================================================================


4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was .50%.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE (CONTINUED)

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. TAXES

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.


6. YEAR 2000 (UNAUDITED)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PBL has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PBL's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PBL has critical relationships.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



6. YEAR 2000 (UNAUDITED) (CONTINUED)

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PBL has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PBL continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PBL's Year 2000 issues are more complex because a number of its systems interface with other systems not under PBL's control. PBL's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PBL utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PBL's investment holdings and transactions. These services are critical to a financial services company such as PBL as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PBL has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PBL anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PBL has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

PBL does have some exposure to date sensitive embedded technology such as micro-controllers, but PBL views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PBL is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PBL has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



6. YEAR 2000 (UNAUDITED) (CONTINUED)

For PBL, a reasonably likely worst case scenario might include one or more of PBL's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PBL's operations. Specifically, a number of PBL's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PBL's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PBL is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PBL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PBL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PBL does not believe that the problems will have a material adverse affect on PBL's operations or financial condition.

                              FINANCIAL STATEMENTS

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                      SEPARATE ACCOUNT V - ADVISOR'S EDGE
                            SELECT VARIABLE ANNUITY

                        FOR THE PERIOD OCTOBER 26, 1998
                          (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1998
                      WITH REPORT OF INDEPENDENT AUDITORS

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                              Financial Statements


                 For the period October 26, 1998 (commencement
                    of operations) through December 31, 1998



                                    CONTENTS

Report of Independent Auditors...................   1

Financial Statements

Balance Sheet....................................   2
Statement of Operations..........................   5
Statement of Changes in Contract Owners' Equity..   8
Notes to Financial Statements....................  11

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the
Advisor's Edge Select Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheet of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V, which are available for investment by Advisor's Edge Select Variable Annuity contract owners, as of December 31, 1998, and the related statements of operations and changes in contract owner's equity for the period October 26, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain subaccounts of the Peoples Benefit Life Insurance Company Separate Account V, which are available for investment by Advisor's Edge Select Variable Annuity contract owners, at December 31, 1998, and the results of their operations and changes in their contract owner's equity for the period October 26, 1998 through December 31, 1998 in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                                 Balance Sheet

                               December 31, 1998


                                                             FEDERATED                         FEDERATED PRIME    FEDERATED HIGH
                                                             AMERICAN      FEDERATED UTILITY        MONEY           INCOME BOND
                                                           LEADERS FUND         FUND II            FUND II            FUND II
                                                 TOTAL     II SUBACCOUNT      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              ------------------------------------------------------------------------------------
Assets
Investments in mutual funds, at current
 market value:
The Federated Insurance Series:
  Federated American Leaders Fund II            $  1,096           $1,096  $               -  $               -  $               -
  Federated Utility Fund II                        1,062                -              1,062                  -                  -
  Federated Prime Money Fund II                  451,521                -                  -            451,521                  -
  Federated High Income Bond Fund II               1,056                -                  -                  -              1,056
  Federated Fund for U. S. Government              1,007                -                  -                  -                  -
   Securities II
 Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                   1,115                -                  -                  -                  -
  Wanger International Small Cap Advisor           1,159                -                  -                  -                  -
 The Montgomery Funds III:
  Montgomery Growth Portfolio                      1,115                -                  -                  -                  -
  Montgomery Emerging Markets Portfolio            1,055                -                  -                  -                  -
 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II               1,146                -                  -                  -                  -
  Strong Schafer Value Fund II                     1,185                -                  -                  -                  -
 Endeavor Series Trust:
  T. Rowe Price International Stock Portfolio      1,102                -                  -                  -                  -
  Dreyfus Small Cap Value Portfolio                1,192                -                  -                  -                  -
  Endeavor Enhanced Index Portfolio                1,154                -                  -                  -                  -
 Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund, Variable         1,097                -                  -                  -                  -
   Series
 Warburg Pincus Trust:
  Warburg Pincus International Equity              1,079                -                  -                  -                  -
   Portfolio
  Warburg Pincus Small Company Growth              1,169                -                  -                  -                  -
   Portfolio
                                              ------------------------------------------------------------------------------------
Total investments in mutual funds                469,310            1,096              1,062            451,521              1,056
                                              ------------------------------------------------------------------------------------
Total assets                                    $469,310           $1,096             $1,062           $451,521             $1,056
                                              ====================================================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                  $      2  $       -        $       -          $           -      $       -
                                              ------------------------------------------------------------------------------------
Total liabilities                                      2                -                  -                  -                  -

Contract owners' equity:
 Deferred annuity contracts terminable by        469,308            1,096              1,062            451,521              1,056
  owners
                                              ------------------------------------------------------------------------------------
Total liabilities and contract owners' equity   $469,310           $1,096             $1,062           $451,521             $1,056
                                              ====================================================================================

 FEDERATED                       WANGER
FUND FOR U.S.   WANGER U. S.  INTERNATIONAL                                           STRONG      STRONG SCHAFER
 GOVERNMENT      SMALL CAP     SMALL CAP                          MONTGOMERY      INTERNATIONAL       VALUE        T. ROWE PRICE
SECURITIES II    ADVISOR        ADVISOR        MONTGOMERY      EMERGING MARKETS   STOCK FUND II      FUND II       INTERNATIONAL
 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   GROWTH SUBACCOUNT     SUBACCOUNT        SUBACCOUNT      SUBACCOUNT    STOCK SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

$         -     $       -    $        -      $        -         $         -         $        -     $        -       $         -
          -             -             -               -                   -                  -              -                 -
          -             -             -               -                   -                  -              -                 -
          -             -             -               -                   -                  -              -                 -
$     1,007             -             -               -                   -                  -              -                 -

          -         1,115             -               -                   -                  -              -                 -
          -             -         1,159               -                   -                  -              -                 -

          -             -             -           1,115                   -                  -              -                 -
          -             -             -               -               1,055                  -              -                 -

          -             -             -               -                   -              1,146              -                 -
          -             -             -               -                   -                  -          1,185                 -

          -             -             -               -                   -                  -              -             1,102
          -             -             -               -                   -                  -              -                 -
          -             -             -               -                   -                  -              -                 -

          -             -             -               -                   -                  -              -                 -

          -             -             -               -                   -                  -              -                 -
          -             -             -               -                   -                  -              -                 -

      1,007         1,115         1,159           1,115               1,055              1,146          1,185             1,102
------------------------------------------------------------------------------------------------------------------------------------
     $1,007        $1,115        $1,159          $1,115              $1,055             $1,146         $1,185            $1,102
====================================================================================================================================



     $    -        $    1        $    -          $    -              $    -             $    -         $    -            $    -
------------------------------------------------------------------------------------------------------------------------------------

          -             1             -               -                   -                  -              -                 -

      1,007         1,114         1,159           1,115               1,055               1,146         1,185             1,102
------------------------------------------------------------------------------------------------------------------------------------

     $1,007         $1,115        $1,159         $1,115              $1,055              $1,146        $1,185            $1,102
====================================================================================================================================


                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheet (continued)


                                                                                STEIN ROE SPECIAL
                                              DREYFUS SMALL      ENDEAVOR       VENTURE FUND,    WARBURG PINCUS     WARBURG PINCUS
                                                CAP VALUE     ENHANCED INDEX   VARIABLE SERIES    INTERNATIONAL      SMALL COMPANY
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT    EQUITY SUBACCOUNT  GROWTH SUBACCOUNT
                                              --------------------------------------------------------------------------------------

Assets
Investments in mutual funds, at current
 market value:
The Federated Insurance Series:
Federated American Leaders Fund II                 $   -          $   -             $   -             $   -             $   -
Federated Utility Fund II                              -              -                                   -                 -
Federated Prime Money Fund II                          -              -                 -                                   -
Federated High Income Bond Fund II                     -              -                 -                 -
Federated Fund for U. S. Government                    -              -                 -                 -                 -
 Securities II

 Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                       -              -                 -                 -                 -
  Wanger International Small Cap Advisor               -              -                 -                 -                 -
 The Montgomery Funds III:
  Montgomery Growth Portfolio                          -              -                 -                 -                 -
  Montgomery Emerging Markets Portfolio                -              -                 -                 -                 -
 Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                   -              -                 -                 -                 -
  Strong Schafer Value Fund II                         -              -                 -                 -                 -
 Endeavor Series Trust:
  T. Rowe Price International Stock Portfolio           -             -                 -                 -                 -
  Dreyfus Small Cap Value Portfolio                 1,192             -                 -                 -                 -
  Endeavor Enhanced Index Portfolio                     -         1,154                 -                 -                 -
 Stein Roe Variable Investment Trust:
  Stein Roe Special Venture Fund, Variable              -             -             1,097                 -                 -
   Series
 Warburg Pincus Trust:
  Warburg Pincus International Equity                   -             -                 -             1,079                 -
   Portfolio
  Warburg Pincus Small Company Growth                   -             -                 -                 -             1,169
   Portfolio
                                              --------------------------------------------------------------------------------------

Total investments in mutual funds                   1,192         1,154             1,097             1,079             1,169
                                              --------------------------------------------------------------------------------------

Total assets                                       $1,192        $1,154            $1,097            $1,079            $1,169
                                              ======================================================================================


Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                     $    -        $    -            $    -            $    1            $    -
                                              --------------------------------------------------------------------------------------

Total liabilities                                       -             -                 -                 1                 -

Contract owners' equity:
 Deferred annuity contracts terminable by
  owners                                            1,192         1,154             1,097             1,078             1,169
                                              --------------------------------------------------------------------------------------

Total liabilities and contract owners' equity      $1,192        $1,154            $1,097            $1,079            $1,169
                                              ======================================================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                            Statement of Operations

                 For the period October 26, 1998 (commencement
                    of operations) through December 31, 1998



                                                        FEDERATED                           FEDERATED PRIME
                                                         AMERICAN                                MONEY          FEDERATED HIGH
                                                     LEADERS FUND II   FEDERATED UTILITY        FUND II          INCOME BOND
                                         TOTAL          SUBACCOUNT     FUND II SUBACCOUNT     SUBACCOUNT      FUND II SUBACCOUNT
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                   $  800      $    -            $     -               $781               $  -
Expenses:
 Administrative, mortality and
  expense risk charges                          308           3                  3                260                  3

                                   --------------------------------------------------------------------------------------------
Net investment income (loss)                    492          (3)                (3)               521                 (3)

Net realized and unrealized
 capital gain from investments
Net realized capital gain from
 sales of investments:
 Proceeds from sales                            308           3                  3                260                  3
 Cost of investments sold                       308           3                  3                260                  3
                                   --------------------------------------------------------------------------------------------
Net realized capital gain from
 sales of investments                             -           -                  -                  -                  -


Net unrealized appreciation of
 investments:
 Beginning of the period                          -           -                  -                  -                  -
 End of the period                            1,781         100                 66                  -                 61
                                   --------------------------------------------------------------------------------------------
Net realized and unrealized
 capital gain from investments                1,781         100                 66                  -                 61
                                   --------------------------------------------------------------------------------------------
Increase from operations                     $2,273        $ 97                $63               $521                $58
                                   ============================================================================================


See accompanying notes.


 FEDERATED                       WANGER
FUND FOR U.S.   WANGER U. S.  INTERNATIONAL                                           STRONG      STRONG SCHAFER
 GOVERNMENT      SMALL CAP     SMALL CAP                          MONTGOMERY      INTERNATIONAL       VALUE        T. ROWE PRICE
SECURITIES II    ADVISOR        ADVISOR        MONTGOMERY      EMERGING MARKETS   STOCK FUND II      FUND II       INTERNATIONAL
 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   GROWTH SUBACCOUNT     SUBACCOUNT        SUBACCOUNT      SUBACCOUNT    STOCK SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

$         -     $       -    $        -      $        9         $         2         $        -     $        2       $         -

          3             3             3               3                   3                  3              3                 3
------------------------------------------------------------------------------------------------------------------------------------

         (3)           (3)           (3)              6                  (1)                (3)            (1)               (3)


          3             3             3               3                   3                  3              3                 3
          3             3             3               3                   3                  3              3                 3
------------------------------------------------------------------------------------------------------------------------------------


          -             -             -               -                   -                  -              -                 -


          -             -             -               -                   -                  -              -                 -
          7           119           151             110                  56                125            196                93
------------------------------------------------------------------------------------------------------------------------------------


          7           119           151             110                  56                125            196                93
------------------------------------------------------------------------------------------------------------------------------------

$         4     $     116    $      148      $      116         $        55         $      122     $      195       $        90
===================================================================================================================================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                      Statement of Operations (continued)



                                                                           STEIN ROE SPECIAL
                                                                             VENTURE FUND,    WARBURG PINCUS      WARBURG PINCUS
                                    DREYFUS SMALL CAP   ENDEAVOR ENHANCED   VARIABLE SERIES    INTERNATIONAL      SMALL COMPANY
                                     VALUE SUBACCOUNT    INDEX SUBACCOUNT      SUBACCOUNT    EQUITY SUBACCOUNT  GROWTH SUBACCOUNT
                                 --------------------------------------------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                $    -              $    -              $    -            $   6             $    -
Expenses:
 Administrative, mortality and
  expense risk charges                         3                   3                   3                3                  3

                                 ---------------------------------------------------------------------------------------------------

Net investment income (loss)                  (3)                 (3)                 (3)               3                 (3)

Net realized and unrealized
 capital gain from investments
Net realized capital gain from
 sales of investments:
 Proceeds from sales                           3                   3                   3                3                  3
 Cost of investments sold                      3                   3                   3                3                  3
                                 ---------------------------------------------------------------------------------------------------

Net realized capital gain from
 sales of investments                          -                   -                   -                -                  -


Net unrealized appreciation of
 investments:
 Beginning of the period                       -                   -                   -                -                  -
 End of the period                           191                 162                 104               67                173
                                 --------------------------------------------------------------------------------------------------
Net realized and unrealized
 capital gain from investments               191                 162                 104               67                173
                                 --------------------------------------------------------------------------------------------------
Increase from operations                    $188                $159                $101              $70               $170
                                 ===================================================================================================





See accompanying notes.

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                Statement of Changes in Contract Owners' Equity

                 For the period October 26, 1998 (commencement
                    of operations) through December 31, 1998




                                                            FEDERATED                          FEDERATED PRIME
                                                             AMERICAN                               MONEY         FEDERATED HIGH
                                                         LEADERS FUND II   FEDERATED UTILITY       FUND II         INCOME BOND
                                              TOTAL         SUBACCOUNT     FUND II SUBACCOUNT    SUBACCOUNT     FUND II SUBACCOUNT
                                    ----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $    492           $   (3)             $   (3)           $    521             $   (3)
 Net unrealized appreciation of
  investments                                  1,781              100                  66                   -                 61

                                    ----------------------------------------------------------------------------------------------
Increase from operations                       2,273               97                  63                 521                 58

Contract transactions:
 Net contract purchase payments              467,007            1,000               1,001             451,000              1,000
 Transfer payments from (to) other
  subaccounts or general account                  28               (1)                 (2)                  -                 (2)
                                    ----------------------------------------------------------------------------------------------
Increase from contract transactions          467,035              999                 999             451,000                998
                                    ----------------------------------------------------------------------------------------------
Net increase in contract owners'             469,308            1,096               1,062             451,521              1,056
 equity

Contract owners' equity:
 Beginning of the period                           -                -                   -                   -                  -
                                    ----------------------------------------------------------------------------------------------
 End of the period                          $469,308           $1,096              $1,062            $451,521             $1,056
                                    ==============================================================================================



See accompanying notes.

  FEDERATED
FUND FOR U.S.      WANGER           WANGER                                               STRONG     STRONG SCHAFER
 GOVERNMENT    U.S. SMALL CAP   INTERNATIONAL                          MONTGOMERY    INTERNATIONAL      VALUE         T. ROWE PRICE
SECURITIES II     ADVISOR     SMALL CAP ADVISOR  MONTGOMERY GROWTH  EMERGING MARKETS  STOCK FUND II    FUND II       INTERNATIONAL
 SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    STOCK SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
$   (3)           $   (3)          $   (3)            $    6             $   (1)         $   (3)        $   (1)          $   (3)

     7               119              151                110                 56             125            196               93
------------------------------------------------------------------------------------------------------------------------------------

     4               116              148                116                 55             122            195               90


 1,000             1,000            1,001              1,001              1,000           1,001          1,001            1,001

     3                (2)              10                 (2)                 -              23            (11)              11
------------------------------------------------------------------------------------------------------------------------------------
 1,003               998            1,011                999              1,000           1,024            990            1,012
------------------------------------------------------------------------------------------------------------------------------------

 1,007             1,114            1,159              1,115              1,055           1,146          1,185            1,102


     -                --                -                  -                  -               -              -                -
------------------------------------------------------------------------------------------------------------------------------------
$1,007            $1,114           $1,159             $1,115             $1,055          $1,146         $1,185           $1,102
====================================================================================================================================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

          Statement of Changes in Contract Owners' Equity (continued)




                                                                           STEIN ROE SPECIAL
                                                                             VENTURE FUND,     WARBURG PINCUS      WARBURG PINCUS
                                    DREYFUS SMALL CAP   ENDEAVOR ENHANCED   VARIABLE SERIES     INTERNATIONAL      SMALL COMPANY
                                     VALUE SUBACCOUNT    INDEX SUBACCOUNT      SUBACCOUNT     EQUITY SUBACCOUNT  GROWTH SUBACCOUNT
                                  ------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   (3)           $   (3)             $   (3)           $    3             $   (3)
 Net unrealized appreciation of
  investments                                   191               162                 104                67                173
                                 ----------------------------------------------------------------------------------------------
Increase from operations                        188               159                 101                70                170

Contract transactions:
 Net contract purchase payments               1,000             1,001               1,000               999              1,001
 Transfer payments from (to)
  other subaccounts or general                    4                (6)                 (4)                9                 (2)
  account
                                  ------------------------------------------------------------------------------------------------
Increase from contract                        1,004               995                 996             1,008                999
 transactions
                                  ----------------------------------------------------------------------------------------------
Net increase in contract owners'              1,192             1,154               1,097             1,078              1,169
 equity

Contract owners' equity:
 Beginning of the period                          -                 -                   -                 -                  -
                                  ------------------------------------------------------------------------------------------------
 End of the period                           $1,192            $1,154              $1,097            $1,078             $1,169
                                ==============================================================================================



See accompanying notes.

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                         Notes to Financial Statements

                               December 31, 1998



1. ORGANIZATIONAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-nine investment subaccounts, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Special Venture Fund of the Stein Roe Variable Investment Trust, and two of which are invested in the Warburg Pincus Trust (each a "Series Fund" and collectively "the Series Funds"). Activity in these seventeen subaccounts is available to contract owners of the Advisor's Edge Select Variable Annuity. Activity in these seventeen subaccounts is also available to contract owners of the Advisor's Edge Variable Annuity, also offered by PBL. The remaining thirty-two subaccounts (not included herein), are available to contract owners of the Advisor's Edge Variable Annuity, Prism Variable Annuity, Dimensional Variable Annuity, PGA Retirement Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

INVESTMENTS

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1998.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



1. ORGANIZATIONAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND INCOME

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. INVESTMENTS

A summary of the mutual fund investments at December 31, 1998 follows:

                                                                 NET ASSET
                                             NUMBER OF SHARES    VALUE PER        MARKET
                                                   HELD            SHARE           VALUE           COST

                                           -----------------------------------------------------------------
The Federated Insurance Series:
 Federated American Leaders Fund II                     50.555        $21.68         $  1,096       $    996
 Federated Utility Fund II                              69.552         15.27            1,062            996
 Federated Prime Money Fund II                     451,521.070          1.00          451,521        451,521
 Federated High Income Bond Fund II                     96.743         10.92            1,056            995
 Federated Fund for U. S. Government
  Securities II                                         90.342         11.15            1,007          1,000

Wanger Advisors Trust:
 Wanger U. S. Small Cap Advisor                         50.250         22.18            1,115            996
 Wanger International Small Cap Advisor                 59.056         19.62            1,159          1,008
The Montgomery Funds III:
 Montgomery Growth Portfolio                            72.475         15.39            1,115          1,005
 Montgomery Emerging Markets Portfolio                 160.160          6.59            1,055            999
Strong Variable Insurance Funds, Inc.:
 Strong International Stock Fund II                    130.559          8.78            1,146          1,021
 Strong Schafer Value Fund II                          117.568         10.08            1,185            989
Endeavor Series Trust:
 T. Rowe Price International Stock                      68.086         16.19            1,102          1,009
  Portfolio
 Dreyfus Small Cap Value Portfolio                      84.310         14.14            1,192          1,001
 Endeavor Enhanced Index Portfolio                      71.755         16.08            1,154            992
Stein Roe Variable Investment Trust:
 Stein Roe Special Venture Fund, Variable
  Series                                                80.569         13.62            1,097            993

Warburg Pincus Trust:
 Warburg Pincus International Equity
  Portfolio                                             98.138         10.99            1,079          1,012

 Warburg Pincus Small Company Growth
  Portfolio                                             73.024         16.01            1,169            996
                                                                            --------------------------------
                                                                                     $469,310       $467,529
                                                                            ================================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



2. INVESTMENTS (CONTINUED)

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period October 26, 1998 through December 31, 1998:

                                                                PURCHASES       SALES
                                                             ----------------------------
The Federated Insurance Series:
 Federated American Leaders Fund II                                $    999          $  3
 Federated Utility Fund II                                              999             3
 Federated Prime Money Fund II                                      451,781           260
 Federated High Income Bond Fund II                                     998             3
 Federated Fund for U. S. Government Securities II                    1,003             3
Wanger Advisors Trust:
 Wanger U. S. Small Cap Advisor                                         999             3
 Wanger International Small Cap Advisor                               1,011             3
The Montgomery Funds III:
 Montgomery Growth Portfolio                                          1,008             3
 Montgomery Emerging Markets Portfolio                                1,002             3
Strong Variable Insurance Funds, Inc.:
 Strong International Stock Fund II                                   1,024             3
 Strong Schafer Value Fund II                                           992             3
Endeavor Series Trust:
 T. Rowe Price International Stock Portfolio                          1,012             3
 Dreyfus Small Cap Value Portfolio                                    1,004             3
 Endeavor Enhanced Index Portfolio                                      995             3
Stein Roe Variable Investment Trust:
 Stein Roe Special Venture Fund, Variable Series                        996             3
Warburg Pincus Trust:
 Warburg Pincus International Equity Portfolio                        1,015             3
 Warburg Pincus Small Company Growth Portfolio                          999             3
                                                             ----------------------------
                                                                   $467,837          $308
                                                             ============================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1998, includes an amount of $18,792, which represents the current value of PBL's capital contribution of $17,000. A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                 ACCUMULATION UNITS     ACCUMULATION       TOTAL CONTRACT
                  SUBACCOUNT                            OWNED            UNIT VALUE            VALUE
-----------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                         1,000.000          $1.095884            $  1,096
Federated Utility Fund II                                  1,000.000           1.061994               1,062
Federated Prime Money Fund II                            449,265.660           1.005019             451,521
Federated High Income Bond Fund II                         1,000.000           1.056321               1,056
Federated Fund for U. S. Government Securities
 II                                                        1,000.000           1.007250               1,007

Wanger U. S. Small Cap Advisor                             1,000.000           1.114384               1,114
Wanger International Small Cap Advisor                     1,000.000           1.158521               1,159
Montgomery Growth                                          1,000.000           1.115202               1,115
Montgomery Emerging Markets                                1,000.000           1.055356               1,055
Strong International Stock Fund II                         1,000.000           1.146181               1,146
Strong Schafer Value Fund II                               1,000.000           1.185041               1,185
T. Rowe Price International Stock                          1,000.000           1.102158               1,102
Dreyfus Small Cap Value                                    1,000.000           1.192066               1,192
Endeavor Enhanced Index                                    1,000.000           1.153735               1,154
Stein Roe Special Venture Fund, Variable Series            1,000.000           1.097211               1,097
Warburg Pincus International Equity                        1,000.000           1.078395               1,078
Warburg Pincus Small Company Growth                        1,000.000           1.168900               1,169
                                                                                       --------------------
                                                                                                   $469,308
                                                                                       ====================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)

At December 31, 1998, contract owners' equity was comprised of:

                                                              FEDERATED                      FEDERATED PRIME
                                                              AMERICAN         FEDERATED          MONEY
                                                            LEADERS FUND     UTILITY FUND        FUND II
                                                TOTAL       II SUBACCOUNT    II SUBACCOUNT      SUBACCOUNT
                                      -----------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized capital
 gains                                           $467,527           $  996           $  996          $451,521


Adjustment for appreciation to market
 value                                              1,781              100               66                 -
                                      -----------------------------------------------------------------------
Total contract owners' equity                    $469,308           $1,096           $1,062          $451,521
                                      =======================================================================

                                                           FEDERATED FUND                          WANGER
                                         FEDERATED HIGH       FOR U. S.          WANGER        INTERNATIONAL
                                          INCOME BOND        GOVERNMENT        U. S. SMALL       SMALL CAP
                                            FUND II         SECURITIES II      CAP ADVISOR        ADVISOR
                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                                    $  995             $1,000           $  995            $1,008


Adjustment for appreciation  to
 market value                                         61                  7              119               151
                                      ------------------------------------------------------------------------
Total contract owners' equity                     $1,056             $1,007           $1,114            $1,159
                                      ========================================================================

                                                                                 STRONG
                                                             MONTGOMERY      INTERNATIONAL     STRONG SCHAFER
                                           MONTGOMERY         EMERGING           STOCK             VALUE
                                             GROWTH           MARKETS           FUND II           FUND II
                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ------------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                                    $1,005            $  999            $1,021            $  989


Adjustment for appreciation to market
 value                                               110                56               125               196
                                      ------------------------------------------------------------------------
Total contract owners' equity                     $1,115            $1,055            $1,146            $1,185
                                      ========================================================================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)


                                                         T. ROWE PRICE     DREYFUS SMALL        ENDEAVOR
                                                         INTERNATIONAL       CAP VALUE       ENHANCED INDEX
                                                        STOCK SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                      ------------------------------------------------------
Unit transactions, accumulated net investment income
 and realized capital gains                                       $1,009            $1,001            $  992

Adjustment for appreciation to market value                           93               191               162
                                                      ------------------------------------------------------
Total contract owners' equity                                     $1,102            $1,192            $1,154
                                                      ======================================================

                                                           STEIN ROE
                                                        SPECIAL VENTURE    WARBURG PINCUS    WARBURG PINCUS
                                                         FUND, VARIABLE    INTERNATIONAL     SMALL COMPANY
                                                             SERIES            EQUITY            GROWTH
                                                           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                      ------------------------------------------------------
Unit transactions, accumulated net investment income
 and realized capital gains                                       $  993            $1,011            $  996

Adjustment for appreciation to market value                          104                67               173
                                                      ------------------------------------------------------
Total contract owners' equity                                     $1,097            $1,078            $1,169
                                                      ======================================================

A summary of changes in contract owners' account units follows:

                                            FEDERATED        FEDERATED      FEDERATED PRIME    FEDERATED HIGH
                                            AMERICAN          UTILITY            MONEY          INCOME BOND
                                          LEADERS FUND        FUND II           FUND II           FUND II
                                          II SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                       -----------------------------------------------------------------------
Units outstanding at beginning of
 period                                                -                 -                 -                 -
Units purchased                                    1,000             1,000           449,266             1,000
Units redeemed and transferred                         -                 -                 -                 -
                                       -----------------------------------------------------------------------
Units outstanding at December 31, 1998             1,000             1,000           449,266             1,000
                                       =======================================================================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3. CONTRACT OWNERS' EQUITY (CONTINUED)

                                     FEDERATED FUND                            WANGER
                                        FOR U. S.        WANGER U. S.      INTERNATIONAL
                                       GOVERNMENT          SMALL CAP         SMALL CAP         MONTGOMERY
                                      SECURITIES II         ADVISOR           ADVISOR            GROWTH
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                  --------------------------------------------------------------------------
Units outstanding at beginning of
 period                                         -                    -                 -                 -
Units purchased                             1,000                1,000             1,000             1,000
Units redeemed and transferred                  -                    -                 -                 -
                                  --------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                       1,000                1,000             1,000             1,000
                                  ==========================================================================

                                                            STRONG
                                                        INTERNATIONAL    STRONG SCHAFER
                                        MONTGOMERY          STOCK             VALUE         T. ROWE PRICE
                                     EMERGING MARKETS      FUND II           FUND II        INTERNATIONAL
                                        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     STOCK SUBACCOUNT
                                   -------------------------------------------------------------------------
Units outstanding at beginning of
 period                                         -                 -                 -                 -
Units purchased                             1,000             1,000            1,000              1,000
Units redeemed and transferred                  -                 -                -                  -
                                   -------------------------------------------------------------------------
Units outstanding at December 31,
 1998                                       1,000             1,000            1,000              1,000
                                   =========================================================================

                                                                       STEIN ROE
                                                                        SPECIAL
                                                                     VENTURE FUND,    WARBURG PINCUS   WARBURG PINCUS
                                   DREYFUS SMALL      ENDEAVOR         VARIABLE       INTERNATIONAL     SMALL COMPANY
                                     CAP VALUE     ENHANCED INDEX       SERIES            EQUITY           GROWTH
                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                --------------------------------------------------------------------------------------
Units outstanding at beginning
 of period                                      -                -                -                -                 -
Units purchased                             1,000            1,000            1,000             1,000            1,000
Units redeemed and transferred                  -                -                -                 -                -
                                --------------------------------------------------------------------------------------
Units outstanding at December
 31, 1998                                   1,000            1,000            1,000             1,000            1,000
                                ======================================================================================

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was 1.35%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. TAXES

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.


6. YEAR 2000 (UNAUDITED)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PBL has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PBL's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PBL has critical relationships.

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



6. YEAR 2000 (UNAUDITED) (CONTINUED)

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PBL has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PBL continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PBL's Year 2000 issues are more complex because a number of its systems interface with other systems not under PBL's control. PBL's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PBL utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PBL's investment holdings and transactions. These services are critical to a financial services company such as PBL as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PBL has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PBL anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PBL has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

PBL does have some exposure to date sensitive embedded technology such as micro-controllers, but PBL views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PBL is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PBL has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

                     Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



6. YEAR 2000 (UNAUDITED) (CONTINUED)

For PBL, a reasonably likely worst case scenario might include one or more of PBL's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PBL's operations. Specifically, a number of PBL's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PBL's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PBL is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PBL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PBL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PBL does not believe that the problems will have a material adverse affect on PBL's operations or financial condition.

                    FINANCIAL STATEMENTS - STATUTORY BASIS

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                         (FORMERLY PROVIDIAN LIFE AND
                           HEALTH INSURANCE COMPANY)

                 YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                    Peoples Benefit Life Insurance Company

                    Financial Statements - Statutory Basis


                 Years ended December 31, 1998, 1997 and 1996



                                   CONTENTS

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors



The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance.


/s/ Ernst & Young LLP


February 19, 1999

                    Peoples Benefit Life Insurance Company

                       Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                    DECEMBER 31
                                                               1998             1997
                                                        ---------------------------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments                             $   193,367      $    45,122
 Bonds                                                         4,299,430        4,363,420
 Stocks:
  Preferred                                                       91,609           31,519
  Common (cost: 1998 - $37,955; 1997 - $41,804)                   38,092           40,343
  Common stock sold, but not yet purchased [cost:
   1998 - $(80,447); 1997 - $(7,081)]                            (83,727)          (7,548)
  Affiliated entities (cost: 1998 - $202,606; 1997 -
   $202,606)                                                     457,011          455,036
 Mortgage loans on real estate                                 2,041,729        2,269,507
 Real estate                                                       3,980            8,759
 Policy loans                                                    154,703          155,430
 Other invested assets                                           268,783          216,266
                                                        ---------------------------------
Total cash and invested assets                                 7,464,977        7,577,854

Premiums deferred and uncollected                                 44,117           46,428
Accrued investment income                                         79,705           91,639
Receivable from affiliates                                        72,156           17,480
Federal income taxes recoverable                                  12,157              230
Other assets                                                      54,432           15,182
Separate account assets                                        4,915,961        3,573,052


                                                        ---------------------------------
Total admitted assets                                        $12,643,505      $11,321,865
                                                        =================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1998            1997
                                                        --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                       $ 1,120,051     $ 1,149,528
  Annuity                                                      3,126,053       3,342,986
  Accident and health                                             81,793          80,534
 Policy and contract claim reserves:
  Life                                                            30,445          21,199
  Accident and health                                             29,556          27,836
 Policyholder contract deposits                                1,740,041       1,770,902
 Other policyholders' funds                                      524,254         460,883
 Remittances and items not allocated                              11,644          24,861
 Asset valuation reserve                                         134,828         109,465
 Interest maintenance reserve                                     16,131               -
 Short-term notes payable to affiliates                          102,293               -
 Payable for securities                                          116,191          87,078
 Other liabilities                                                68,767          53,142
 Transfers to separate accounts                                    3,215             447
 Payable to affiliates                                            79,952          18,429
 Separate account liabilities                                  4,884,819       3,544,304
                                                        --------------------------------
Total liabilities                                             12,070,033      10,691,594

Commitments and contingencies

Capital and surplus:
 Common stock, $11 par value, 1,145,000 shares
  authorized, issued and outstanding                              12,595          12,595
 Preferred stock, $11 par value, $240 liquidation
  value, 2,290,000 shares authorized, issued and                  25,190          25,190
  outstanding
 Paid-in surplus                                                   2,583           2,583
 Unassigned surplus                                              533,104         589,903
                                                        --------------------------------
Total capital and surplus                                        573,472         630,271
                                                        --------------------------------
Total liabilities and capital and surplus                    $12,643,505     $11,321,865
                                                        ================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1998                 1997                 1996
                                                       ------------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  165,442           $  169,292           $  178,578
  Annuity                                                       1,584,173            1,232,283            1,237,874
  Accident and health                                             133,490              144,713              154,993
 Net investment income                                            512,102              559,656              569,860
 Amortization of interest maintenance reserve                       7,046                6,333                3,109
 Commissions and expense allowances on reinsurance
  ceded                                                             4,542                2,323                1,123
 Other                                                             (9,666)               7,770               10,196
                                                       ------------------------------------------------------------
                                                                2,397,129            2,122,370            2,155,733
Benefits and expenses:
 Benefits paid or provided for:
  Life benefits                                                   207,521              112,403              110,905
  Surrender benefits                                            1,338,387            1,120,236            1,078,321
  Accident and health benefits                                     75,372               79,576               80,190
  Other benefits                                                   89,301              162,215              147,974
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           (27,717)             (16,974)             (13,045)
   Annuity                                                       (210,997)            (141,304)            (283,135)
   Accident and health                                             (2,347)              (4,169)              (2,301)
   Other                                                           32,453              (96,839)             289,343
                                                       ------------------------------------------------------------
                                                                1,501,973            1,215,144            1,408,252
 Insurance expenses:
  Commissions                                                      46,200               54,554               51,365
  General insurance expenses                                       75,102              106,666              101,446
  Taxes, licenses and fees                                          8,037               10,036                8,933
  Net transfers to separate accounts                              633,128              599,633              425,800
  Other expenses                                                      199                  559                3,015
                                                       ------------------------------------------------------------
                                                                  762,666              771,448              590,559
                                                       ------------------------------------------------------------
                                                                2,264,639            1,986,592            1,998,811
                                                       ------------------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                                      132,490              135,778              156,922
Federal income tax expense                                         32,960               54,615               50,639
                                                       ------------------------------------------------------------
Net income before net realized capital gains on
 investments                                                       99,530               81,163              106,283

Net realized capital gains on investments (net of
 related federal income taxes and amounts
 transferred to interest maintenance reserve)                      27,621               24,702                3,394
                                                       ------------------------------------------------------------
Net income                                                     $  127,151           $  105,865           $  109,677
                                                       ============================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                                                                     TOTAL
                                                  COMMON          PREFERRED       PAID-IN         UNASSIGNED      CAPITAL AND
                                                   STOCK            STOCK         SURPLUS          SURPLUS          SURPLUS
                                          ------------------------------------------------------------------------------------
Balance at January 1, 1996                        $12,595          $25,190           $2,583        $ 536,126         $ 576,494
 Net income                                             -                -                -          109,677           109,677
 Change in net unrealized
  capital gains (losses)                                -                -                -           40,540            40,540
 Change in non-admitted assets                          -                -                -            4,737             4,737
 Change in asset valuation reserve                      -                -                -           (7,683)           (7,683)
 Dividend to stockholders                               -                -                -         (125,000)         (125,000)
 Prior year federal income tax adjustment               -                -                -            6,546             6,546
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1996                       12,595           25,190            2,583          564,943           605,311
 Net income                                             -                -                -          105,865           105,865
 Change in net unrealized  capital gains                -                -                -           45,907            45,907
 Change in non-admitted assets                          -                -                -              341               341
 Change in asset valuation reserve                      -                -                -          (12,296)          (12,296)
 Change in surplus in separate accounts                 -                -                -              424               424
 Dividend to stockholders                               -                -                -         (120,000)         (120,000)
 Prior year federal income tax adjustment               -                -                -            4,719             4,719
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1997                       12,595           25,190            2,583          589,903           630,271
 Net income                                             -                -                -          127,151           127,151
 Change in net unrealized capital losses                -                -                -          (15,584)          (15,584)
 Change in non-admitted assets                          -                -                -            9,324             9,324
 Change in liability for
  reinsurance in unauthorized companies                 -                -                -              (27)              (27)
 Change in asset valuation reserve                      -                -                -          (25,363)          (25,363)
 Change in surplus in separate accounts                 -                -                -            3,581             3,581
 Dividend to stockholders                               -                -                -         (160,000)         (160,000)
 Tax benefits on stock options exercised                -                -                -            4,119             4,119
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1998                      $12,595          $25,190           $2,583        $ 533,104         $ 573,472
                                          ====================================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                                1998                 1997                 1996
                                                       ------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,884,760          $ 1,557,727          $ 1,584,509
Net investment income                                             529,718              544,108              574,079
Life claims                                                      (198,317)            (108,112)            (107,884)
Surrender benefits and other fund withdrawals                  (1,338,387)          (1,120,708)          (1,078,321)
Disability benefits under accident and health policies            (73,604)             (77,681)             (78,376)
Other benefits to policyholders                                   (89,304)            (161,602)            (148,215)
Commissions, other expenses and other taxes                      (136,417)            (171,155)            (172,193)
Net transfers to separate accounts                               (633,128)            (602,788)            (412,252)
Federal income taxes, excluding tax on capital gains              (40,998)             (53,792)             (56,121)
Other, net                                                         78,339              (59,738)            (308,586)
                                                       ------------------------------------------------------------
Net cash used in operating activities                             (17,338)            (253,741)            (203,360)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                     2,370,321            4,006,319            2,992,250
 Common stocks                                                    275,513              259,925              233,066
 Mortgage loans on real estate                                    732,217              648,588              705,134
 Real estate                                                        7,733                8,784               32,398
 Policy loans                                                         727                2,744                  590
 Other                                                             51,375              136,271               16,871
                                                       ------------------------------------------------------------
                                                                3,437,886            5,062,631            3,980,309
Cost of investments acquired:
 Bonds and preferred stocks                                    (2,316,926)          (4,114,568)          (2,833,247)
 Common stocks                                                   (293,534)            (249,597)            (216,931)
 Mortgage loans on real estate                                   (485,488)            (385,022)            (627,598)
 Other                                                           (118,648)             (34,263)             (39,734)
                                                       ------------------------------------------------------------
                                                               (3,214,596)          (4,783,450)          (3,717,510)
                                                       ------------------------------------------------------------
Net cash provided by investing activities                         223,290              279,181              262,799

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable                 102,293                    -                    -
Dividends paid to stockholders                                   (160,000)            (120,000)            (125,000)
Other                                                                   -                  (23)                   -
                                                       ------------------------------------------------------------
Net cash used in financing activities                             (57,707)            (120,023)            (125,000)
                                                       ------------------------------------------------------------
Increase (decrease) in cash and short-term                        148,245              (94,583)             (65,561)
 investments

Cash and short-term investments at beginning of year               45,122              139,705              205,266
                                                       ------------------------------------------------------------
Cash and short-term investments at end of year                $   193,367          $    45,122          $   139,705
                                                       ============================================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1998



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Peoples Benefit Life Insurance Company (the "Company", formerly Providian Life and Health Insurance Company) is a life and health insurance company domiciled in Missouri. Prior to June 10, 1997, the Company was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect, wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty, Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

NATURE OF OPERATIONS

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Missouri Department of Insurance ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Missouri must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Missouri will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds (money market and other), are carried at market. Common stock sold but not yet purchased is carried at market as a negative asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Missouri Insurance Laws.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Common stock sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Missouri Department of Insurance has approved the Company's accounting for common stock sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $1,503, $308 and $504, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $858,751, $784,931 and $587,137 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                     DECEMBER 31
                                                       1998                              1997
                                        -------------------------------    ------------------------------
                                          CARRYING VALUE    FAIR VALUE       CARRYING VALUE    FAIR VALUE
                                        -------------------------------    ------------------------------
 Admitted assets
 Cash and short-term
  investments                                $  193,367      $  193,367         $   45,122     $   45,122
 Bonds                                        4,299,430       4,439,611          4,363,420      4,459,542
 Preferred stocks                                91,609          98,346             31,519         31,640
 Common stocks                                  (45,635)        (45,635)            32,795         32,795
 Mortgage loans on real estate                2,041,729       2,100,897          2,269,507      2,329,452
 Policy loans                                   154,703         154,703            155,430        155,430
 Separate account assets                      4,915,961       4,915,961          3,573,052      3,573,052

 LIABILITIES
 Investment contract liabilities              5,385,785       5,334,953          4,693,812      4,750,436
 Separate account liabilities                 4,863,189       4,673,802          3,542,308      3,542,308
 Short-term notes payable to affiliates         102,293         102,293                  -              -
 Interest rate swaps                                  -           7,022                  -         18,417
 Forwards                                             -               -              1,927          1,927

3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                   GROSS           GROSS
                                                                 UNREALIZED      UNREALIZED    ESTIMATED FAIR
                                               CARRYING VALUE      GAINS           LOSSES          VALUE
                                               --------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $  219,751        $  6,985         $   593      $  226,143
  State, municipal and other government                78,160           1,745           3,223          76,682
  Public utilities                                    269,117          11,187             848         279,456
  Industrial and miscellaneous                      2,546,799         174,695          49,392       2,672,102
  Mortgage and other asset-backed securities        1,185,603          16,435          16,810       1,185,228
                                               --------------------------------------------------------------
                                                    4,299,430         211,047          70,866       4,439,611
 Preferred stocks                                      91,609           8,327           1,590          98,346
                                               --------------------------------------------------------------
                                                   $4,391,039        $219,374         $72,456      $4,537,957
                                               ==============================================================
 December 31, 1997
 Bonds:
  United States Government and agencies            $  133,391        $    931         $   229      $  134,093
  State, municipal and other government                48,757           1,444              67          50,134
  Public utilities                                    229,353           3,239           3,726         228,866
  Industrial and miscellaneous                      2,750,636         106,085          11,989       2,844,732
  Mortgage and other asset-backed securities        1,201,283             434               -       1,201,717
                                               --------------------------------------------------------------
                                                    4,363,420         112,133          16,011       4,459,542
 Preferred stocks                                      31,519             121               -          31,640
                                               --------------------------------------------------------------
                                                   $4,394,939        $112,254         $16,011      $4,491,182
                                               ==============================================================

The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             ESTIMATED
                                                           CARRYING VALUE    FAIR VALUE
                                                         --------------------------------
 Due in one year or less                                       $  188,074      $  195,766
 Due after one year through five years                            601,353         611,724
 Due after five years through ten years                           627,730         631,326
 Due after ten years through fifteen years                        238,383         254,067
 Due after fifteen years through twenty years                     306,216         326,339
 Due after twenty years                                         1,152,071       1,235,161
                                                         --------------------------------
                                                                3,113,827       3,254,383
 Mortgage and other asset-backed securities                     1,185,603       1,185,228
                                                         --------------------------------
                                                               $4,299,430      $4,439,611
                                                         ================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                         YEAR ENDED DECEMBER 31
                                                    1998          1997          1996
                                              ------------------------------------------
 Interest on bonds and notes                        $337,793      $331,084      $331,264
 Dividends on equity investments                       3,824         3,267         3,996
 Interest on mortgage loans                          161,897       196,584       211,972
 Rental income on real estate                            327             -             -
 Interest on policy loans                              4,645         7,322         7,094
 Other investment income                              28,830        37,576        30,589
                                              ------------------------------------------
 Gross investment income                             537,316       575,833       584,915

 Investment expenses                                  25,214        16,177        15,055
                                              ------------------------------------------
 Net investment income                              $512,102      $559,656      $569,860
                                              ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          YEAR ENDED DECEMBER 31
                                                  1998             1997             1996
                                           -------------------------------------------------
 Proceeds                                        $2,370,321       $4,006,319      $2,992,250
                                           =================================================

 Gross realized gains                            $   67,577       $   43,227      $   36,073
 Gross realized losses                              (22,015)         (29,488)        (28,371)
                                           -------------------------------------------------
 Net realized gains                              $   45,562       $   13,739      $    7,702
                                           =================================================

At December 31, 1998, investments with an aggregate carrying value of $3,950 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                      REALIZED
                                                   --------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                          1998            1997           1996
                                                   --------------------------------------------
 Debt securities                                         $ 45,562       $ 13,739        $ 7,702
 Short-term investments                                       127              -              1
 Equity securities                                          6,098         16,694          6,679
 Mortgage loans on real estate                              6,921         (1,121)        (5,949)
 Real estate                                                 (243)         1,604          1,727
 Other invested assets                                     16,592         13,385         (2,443)
                                                   --------------------------------------------
                                                           75,057         44,301          7,717

 Tax effect                                               (17,257)        (9,506)        (1,402)
 Transfer to interest maintenance reserve                 (30,179)       (10,093)        (2,921)
                                                   --------------------------------------------
 Net realized gains                                      $ 27,621       $ 24,702        $ 3,394
                                                   ============================================

                                                              CHANGE IN UNREALIZED
                                                   ---------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                                        1998          1997          1996
                                                   ---------------------------------------
 Debt securities                                         $50,675     $ 74,092     $(86,515)
 Equity securities                                           760       44,032       37,736
                                                   ---------------------------------------
 Change in unrealized appreciation (depreciation)        $51,435     $118,124     $(48,779)
                                                   =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                                       DECEMBER 31
                                                                   1998            1997
                                                             -----------------------------
 Unrealized gains                                                  $265,902       $253,958
 Unrealized losses                                                  (14,640)        (3,456)
                                                             -----------------------------
 Net unrealized gains                                              $251,262       $250,502
                                                             =============================

During 1998, the Company issued mortgage loans with interest rates ranging from 5.0% to 8.5%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 83% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $2,012 were non-income producing for the previous twelve months. Accrued interest of $241 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1998 and 1997, mortgage loans of $3,410 and $10,162, respectively, were foreclosed and transferred to real estate. At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $22,530 and $24,218, respectively. At December 31, 1998, the mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

         GEOGRAPHIC DISTRIBUTION                          PROPERTY TYPE DISTRIBUTION
-----------------------------------------        ------------------------------------------
Pacific                                24%         Residential                           28%
South Atlantic                         18          Office                                20
E. North Central                       18          Apartment                             17
Middle Atlantic                        16          Retail                                15
W. South Central                        7          Agricultural                           7
Mountain                                6          Industrial                             7
W. North Central                        4          Other                                  4
E. South Central                        4          Hotel/Motel                            2
New England                             3

At December 31, 1998, the Company had the following investment (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                DESCRIPTION OF SECURITY OR ISSUER                        CARRYING VALUE
-----------------------------------------------------------------    --------------------
Bonds:
Nomura                                                                           $74,108

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, futures contracts, and commitments to extend credit, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                   NOTIONAL AMOUNT
                                                                  1998           1997
                                                            ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                   $592,600      $989,490
   Receive floating - pay floating                                  84,763        38,738
   Receive floating - pay fixed                                    208,746        35,958
   Futures                                                          78,196        75,502
   Forwards                                                              -       250,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                   1998             1997            1996
                                          --------------------------------------------------
 Direct premiums                                 $1,618,574      $1,249,031       $1,328,352
 Reinsurance assumed                                274,237         299,608          244,772
 Reinsurance ceded                                   (9,706)         (2,281)          (1,501)
                                          --------------------------------------------------
 Net premiums earned                             $1,883,105      $1,546,358       $1,571,623
                                          ==================================================

The Company received reinsurance recoveries in the amount of $3,102, $994 and $1,080 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $903 and $682 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $12,542 and $1,453, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 and $6,546 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 12% and 14% of ordinary life insurance in force at December 31, 1998 and 1997, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        DECEMBER 31
                                                         1998                                 1997
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                        $ 1,401,397           13%             $1,360,368            15%
 Subject to discretionary withdrawal at
  book value less surrender charge                   310,839            3                 385,683             4
 Subject to discretionary withdrawal at
  market value                                     4,697,903           46               3,519,863            39
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                     1,400,914           14               1,691,979            19
 Not subject to discretionary withdrawal
  provision                                        2,422,628           24               2,134,391            23
                                          -------------------------------      --------------------------------
                                                  10,233,681          100%              9,092,284           100%
 Less reinsurance ceded                                5,614                                    -
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                       $10,228,067                           $9,092,284
                                          ==================                   ==================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                    GROSS        LOADING          NET
                                              -------------------------------------------
December 31, 1998
Life and annuity:
  Ordinary direct first year business                $ 3,243        $ 1,565       $ 1,678
  Ordinary direct renewal business                    17,913          6,154        11,759
  Group life direct business                          40,548         11,816        28,732
  Reinsurance ceded                                     (182)             -          (182)
                                              -------------------------------------------
                                                      61,522         19,535        41,987
 Accident and health:
  Direct                                               1,485              -         1,485
  Reinsurance assumed                                    751              -           751
  Reinsurance ceded                                     (106)             -          (106)
                                              -------------------------------------------
 Total accident and health                             2,130                        2,130
                                              -------------------------------------------
                                                     $63,652        $19,535       $44,117
                                              ===========================================

 DECEMBER 31, 1997
 Life and annuity:
  Ordinary direct first year business                $ 2,975        $ 2,161       $   814
  Ordinary direct renewal business                    18,337          5,589        12,748
  Group life direct business                          41,659         11,453        30,206
  Reinsurance ceded                                      (36)             -           (36)
                                              -------------------------------------------
                                                      62,935         19,203        43,732
 Accident and health:
  Direct                                               1,959              -         1,959
  Reinsurance assumed                                    768              -           768
  Reinsurance ceded                                      (31)             -           (31)
                                              -------------------------------------------
 Total accident and health                             2,696              -         2,696
                                              -------------------------------------------
                                                     $65,631        $19,203       $46,428
                                              ===========================================

At December 31, 1998 and 1997, the Company had insurance in force aggregating $60,859 and $114,171, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Missouri Department of Insurance. The Company established policy reserves of $495 and $559 to cover these deficiencies at December 31, 1998 and 1997, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998 and 1997, the fair value of this capital contribution was $31,142 and $28,748, respectively, which is included in the separate account assets but is excluded from the corresponding liabilities.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Information regarding the separate accounts of the Company is as follows:

                                        NONINDEXED
                                     GUARANTEED MORE
                                         THAN 4%          NONGUARANTEED         TOTAL
                                  --------------------------------------------------------
 Premiums, deposits and other
  considerations for the year
  ended December 31, 1998                     $    189          $  858,562      $  858,751
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1998                     $143,533          $4,719,656      $4,863,189
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1998:
  With market value adjustment                $143,533          $        -      $  143,533
  At market value                                    -           4,719,656       4,719,656
                                  --------------------------------------------------------
 Total                                        $143,533           4,719,656      $4,863,189
                                  ========================================================

 Premiums, deposits and other
  considerations for the year
  ended December 31, 1997                     $  3,481          $  781,075      $  784,556
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1997                     $166,241          $3,376,067      $3,542,308
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1997:
  With market value adjustment                $166,241          $        -      $  166,241
  At market value                                    -           3,376,067       3,376,067
                                  --------------------------------------------------------
 Total                                        $166,241          $3,376,067      $3,542,308
                                  ========================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                        NONINDEXED
                                     GUARANTEED MORE
                                         THAN 4%            NONGUARANTEED         TOTAL
                                  --------------------------------------------------------
 Premiums, deposits and other
  considerations for the year
  ended December 31, 1996                     $  6,467          $  580,536      $  587,004
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1996                     $199,480          $2,231,028      $2,430,508
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1996:
  With market value adjustment                $199,480          $        -      $  199,480
  At market value                                    -           2,231,028       2,231,028
                                  --------------------------------------------------------
 Total                                        $199,480          $2,231,028      $2,430,508
                                  ========================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts for the years ended December 31, 1998, 1997 and 1996 is presented below:

                                                      1998             1997            1996
                                               ------------------------------------------------
Transfers as reported in the Summary of
 Operations of separate accounts annual
 statement:
  Transfers to separate accounts                      $ 858,751       $ 784,931       $ 587,137
  Transfers from separate accounts                     (237,910)       (189,627)       (163,116)
                                               ------------------------------------------------
 Net transfers to separate accounts                     620,841         595,304         424,021
 Reconciling adjustments:
  Fees paid to external fund manager                          -           2,311           2,170
  Other transfers to (from) modified separate
   account                                               12,287           2,018            (391)
                                               ------------------------------------------------
                                                         12,287           4,329           1,779
                                               ------------------------------------------------
Transfers as reported in the Summary of
  Operations of the Company's Life,
 Accident & Health Annual Statement                   $ 633,128       $ 599,633       $ 425,800
                                               ================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



7. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Missouri, on the payment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without prior regulatory approval, is $99,530.

The Company paid dividends to its parent of $160,000, $120,000 and $125,000 in 1998, 1997 and 1996, respectively.


8. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, the Company paid $1,390 for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received an amount equal to the actual cost of providing such services. Amounts received were $63,000 and $70,000 in 1997 and 1996, respectively. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1998. During 1998, the Company received net interest of $309 from affiliates. Interest received in 1997 and 1996 related to similar intercompany transactions was not significant to the Company.

At December 31, 1998, the Company has a $102,293 short-term note payable to an affiliate. Interest on this note accrues at rates from 5.25% to 5.35%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



8. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

On December 23, 1996, the Company made a capital contribution of its home office data center with a book value of $4,657 to VLIC.


9. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $12,062 and $12,595 and an offsetting premium tax benefit of $4,604 and $0 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.


10. YEAR 2000 (UNAUDITED)

The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



10. YEAR 2000 (UNAUDITED) (CONTINUED)

The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal Information Technology ("IT") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



10. YEAR 2000 (UNAUDITED) (CONTINUED)

exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
       (a)  Financial Statements.
       Part A.  None

       Part B. Financial Statements of Subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly Providian Life and Health Insurance Company Separate Account V) which are available for investment by Advisor's Edge Contract Owners and Advisor's Edge Select Contract Owners as of December 31, 1998 and for each of the two years in the period ended December 31, 1998.

                Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 with Report of Independent Auditors.
       Part C.  None
       (b)  Exhibits.

       (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./1/
       (2)  Not Applicable.
       (3)  Distribution Agreement.
            (a)  Form of Selling Agreement./5/
       (4)  (a)  Form of variable annuity contract (A Unit)./6/
            (b)  Form of variable annuity contract (B Unit)./6/
            (c)  Form of variable annuity contract (Advisor's Edge Select)/14/
       (5)  (a)  Form of Application./7/
            (b)  403(b) Rider./5/
            (c)  Individual Retirement Annuity Rider./5/

       (6)  (a)  Articles of Incorporation of National Home./1/
            (b)  Amendment to Articles of Incorporation of National Home./1/
            (c) Amended and Restated Articles of Incorporation of National Home./1/
            (d) Amended and Restated Articles of Incorporation of Providian Life and Health Insurance Company./11/
       (7)  Not Applicable.
       (8)  (a)  Form of Participation Agreement for the Funds./6/
            (b) Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./8/
            (c) Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./8/
            (d) Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./10/
            (e) Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. /10/
            (f) Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./10/
            (g) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./11/
            (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./12/
            (i) Participation Agreement Among Warburg, Pincus Trust; Warburg, Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./12/
            (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./12/
            (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./12/
            (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./12/

            (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./13/

       (9)  (a)  Opinion and Consent of Counsel./15/
            (b)  Consent of Counsel./15/

-----------
/1/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/3/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/4/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.

/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.

/6/  Incorporated by reference from the Registration Statement of National
     Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.

/7/  Incorporated by reference from the Registration Statement of National
     Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/8/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/9/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, Filed September 19, 1995.

/10/ Incorporated by reference from Post-Effective Amendment No. 3 to the
     Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958.

/11/ Incorporated by reference from Post-Effective Amendment No. 4 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.

/12/ Incorporated by reference from Post-Effective Amendment No. 7 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.

/13/ Incorporated by reference from Post-Effective Amendment No. 8 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, Filed on April 30, 1998.

/14/ Incorporated by reference from Post-Effective Amendment No. 9 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.

/15/ Filed Herewith.

       (10)   Consent of Independent Auditors./15/
       (11)   No Financial Statements are omitted from Item 23.
       (12)   Not Applicable.
       (13)   Performance Computation./12/
       (14)   Not Applicable.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1999, there were 1,831 Contract Owners of the Advisor's Edge Variable Annuity and 28 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.  INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by Separate Account C of First Providian Life and Health Insurance Company; PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company and AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers


                               Positions and Officers
           Name                   with Underwriter
           ----                ----------------------
     Larry N. Norman           President and Director
     Lisa A. Wachendorf        Vice President and Chief Compliance Officer
     Frank A. Camp             Secretary and Director
     Sarah J. Strange          Vice President and Director
     Linda Gilmer              Treasurer/Controller
     Debra C. Cubero           Vice President
     Anne M. Spaes             Vice President
     Robert W. Warner          Assistant Compliance Officer
     Emily Bates               Assistant Treasurer
     Clifton W. Flenniken      Assistant Treasurer
     Thomas E. Pierpan         Vice President and Assistant Secretary
     Priscilla I. Hechler      Vice President and Assistant Secretary
     Darin Smith               Vice President and Assistant Secretary

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Providian Life and Health in Louisville, Kentucky.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

     (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life and Health Insurance Company.

Item 25.  Directors and Officers of Depositor


Positions and Offices with Depositor                        Name and Principal Business Address*
------------------------------------                        ------------------------------------
President                                                   Bart Herbert, Jr.
Senior Vice President                                       Edward A. Biemer
Senior Vice President                                       Thomas P. Bowie
Senior Vice President                                       G. Douglas Mangum, Jr.
Executive Vice President                                    William L. Busler
Treasurer                                                   Martha A. McConnell
Vice President                                              Brian Alford
Vice President & Assistant Treasurer                        Nathan C. Anguiano
Vice President & Division General Counsel                   Frank A. Camp
Vice President                                              Brenda K. Clancy
Vice President                                              Michele M. Coan
Vice President                                              Jane A. Coyne
Vice President                                              Karen H. Fleming
Vice President                                              Carolyn M. Johnson
Vice President                                              Michael F. Lane
Vice President                                              John A. Mazzuca
Vice President                                              Daniel C. Mohwinkel
Vice President                                              Maureen E. Nielsen
Vice President                                              Larry N. Norman
Vice President                                              G. Eric O'Brien
Vice President                                              Daniel H. Odum
Vice President                                              Douglas A. Sarcia
Vice President                                              Gary H. Scott
Vice President                                              Brian A. Smith
Vice President                                              Colleen M. Tobiason
Vice President                                              William A. Waldie, Jr.
Vice President                                              Michael A. Wapp
Vice President & Actuary                                    Ronald L. Ziegler
Assistant Vice President                                    Janice Boehmler
Assistant Vice President & Qualified Actuary                Michael A. Cioffi
Assistant Vice President                                    Kimberly A. Cushing
Assistant Vice President                                    Mary Ellen Fahringer
Assistant Vice President                                    JoAnn Herndon
Assistant Vice President                                    Patricia A. Lukacs
Assistant Vice President                                    William R. Maurer


Assistant Vice President                        Robert E. Payne
Assistant Vice President                        Teresa L. Stolba
Assistant Vice President                        Harvey Waite
Assistant Treasurer                             Cliford W. Flenniken
Assistant Controller                            Paul J. Lukacs
Assistant Controller                            Joseph C. Noone
Second Vice President                           Amy E. Anders
Second Vice President                           George E. Claiborne, Jr.
Second Vice President                           Cindy L. Chanley
Second Vice President                           Marvin A. Johnson
Second Vice President                           Anne M. Spaes
Second Vice President/Investments               David L. Blankenship
Second Vice President/Investments               C. Ray Brewer
Second Vice President/Investments               Kirk W. Buese
Second Vice President/Investments               Joel L. Coleman
Second Vice President/Investments               William S. Cook
Second Vice President/Investments               Deborah A. Dias
Second Vice President/Investments               Lee W. Eastland
Second Vice President/Investments               Donald E. Flynn
Second Vice President/Investments               Eric B. Goodman
Second Vice President/Investments               M. Josette Goulet
Second Vice President/Investments               James Grant
Second Vice President/Investments               David R. Halfpap
Second Vice President/Investments               Robert L. Hansen
Second Vice President/Investments               Donna L. Heitzman
Second Vice President/Investments               David W. Hopewell
Second Vice President/Investments               Frederick B. Howard
Second Vice President/Investments               Claudia Jackson
Second Vice President/Investments               Jon D. Kettering
Second Vice President/Investments               Tim Kuussalo
Second Vice President/Investments               James D. MacKinnon
Second Vice President/Investments               Kathleen B. Madden
Second Vice President/Investments               Jeffrey T. McGlaun
Second Vice President/Investments               Paul D. Mier
Second Vice President/Investments               Thomas L. Nordstrom
Second Vice President/Investments               Ralph M. O'Brien
Second Vice President/Investments               Douglas H. Owen, Jr.
Second Vice President/Investments               Dennis Roland
Second Vice President/Investments               James D. Ross
Second Vice President/Investments               J. Alan Schork
Second Vice President/Investments               Lindsay Schumacher
Second Vice President/Investments               Michael B. Shaffer
Second Vice President/Investments               Clifford Sheets


Second Vice President/Investments                 Michael B. Simpson
Second Vice President/Investments                 Jon L. Skaggs
Second Vice President/Investments                 Elizabeth A. Smedley
Second Vice President/Investments                 Michael S. Smith
Second Vice President/Investments                 Anne M. Spaes
Second Vice President/Investments                 Donna J. Spalding
Second Vice President/Investments                 Bradley L. Stofferahn
Second Vice President/Investments                 Randall K. Waddell
Second Vice President/Investments                 Marcia Weiland
Second Vice President/Investments                 Tammy C. Wetterer
Second Vice President/Special Markets             Kim A. Bivins
Second Vice President/Special Markets             Gregory M. Curry
Second Vice President/Special Markets             Lisa L. Patterson
Second Vice President/Special Markets             Rhonda L. Pritchett
Second Vice President/Special Markets             Thomas E. Walsh
Second Vice President/Special Markets             Harvey Willis
Assistant Secretary                               Colleen S. Lyons
Assistant Secretary                               Mary L. Schaefer
Assistant Secretary                               Gregory E. Miller - Breetz
Assistant Secretary                               R. Michael Slaven
Assistant Secretary                               Craig D. Vermie
Advertising Compliance Officer                    Nancy E. Partington
Product Compliance Officer                        James T. Bradley

DIRECTORS:

Jay H. Berman                                     Danny L. Kolseud
Bart Herbert, Jr.                                 Douglas A. Sarcia
G. Douglas Mangum, Jr.                            Brian A. Smith
Larry N. Norman                                   Craig D. Vermie
Brenda K. Clancy

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common con-trol with Peoples Benefit.

                              JURISDICTION OF        PERCENT OF VOTING
          NAME                 INCORPORATION          SECURITIES OWNED            BUSINESS
          ----                ---------------        -----------------            --------
AEGON N.V.                Netherlands Corporation 53.63% of Vereniging     Holding company
                                                   AEGON Netherlands
                                                   Membership Association
Groninger Financieringen  Netherlands Corporation 100% of AEGON N.V.       Holding company
 B.V.                                              Netherlands Corporation
AEGON Netherland N.V.     Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON Nevak Holding B.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON International N.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
Voting Trust Trustees:    Delaware                                         Voting Trust
 K.J. Storm
 Donald J. Shepard H.B.
 Van Wijk Dennis Hersch
AEGON U.S. Holding        Delaware                100% of Voting Trust     Holding company
 Corporation
Short Hills Management    New Jersey              100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
CORPA Reinsurance         New York                100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
AEGON Management Company  Indiana                 100% of AEGON U.S.       Holding company
                                                   Holding Corporation
RCC North America Inc.    Delaware                100% of AEGON U.S.       Holding company
                                                   Holding Corporation
AEGON USA, Inc.           Iowa                    100% AEGON U.S. Holding  Holding company
                                                   Corporation
AUSA Holding Company      Maryland                100% AEGON USA, Inc.     Holding company
Monumental General        Maryland                100% AUSA Holding Co.    Holding company
 Insurance Group, Inc.
Trip Mate Insurance       Kansas                  100% Monumental General  Sale/admin. of travel
 Agency, Inc.                                      Insurance Group, Inc.    insurance
Monumental General        Maryland                100% Monumental General  Provides management
 Administrators, Inc.                              Insurance Group, Inc.    srvcs. to unaffiliated
                                                                            third party
                                                                            administrator
Executive Management and  Maryland                100% Monumental General  Provides actuarial
 Consultant Services,                              Administrators, Inc.     consulting services
 Inc.
Monumental General Mass   Maryland                100% Monumental General  Marketing arm for sale
 Marketing, Inc.                                   Insurance Group, Inc.    of mass marketed
                                                                            insurance coverages

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
Diversified Investment      Delaware      100% AUSA Holding Co.    Registered investment
 Advisors, Inc.                                                     advisor
Diversified Investors       Delaware      100% Diversified         Broker-Dealer
 Securities Corp.                          Investment Advisors,
                                           Inc.
AEGON USA Securities,       Iowa          100% AUSA Holding Co.    Broker-Dealer
 Inc.
Supplemental Ins.           Tennessee     100% AUSA Holding Co.    Insurance
 Division, Inc.
Creditor Resources, Inc.    Michigan      100% AUSA Holding Co.    Credit insurance
CRC Creditor Resources      Canada        100% Creditor Resources, Insurance agency
 Canadian Dealer Network                   Inc.
 Inc.
AEGON USA Investment        Iowa          100% AUSA Holding Co.    Investment advisor
 Management, Inc.
AEGON USA Realty            Iowa          100% AUSA Holding Co.    Provides real estate
 Advisors, Inc.                                                     administrative and real
                                                                    estate investment
                                                                    services
Quantra Corporation         Delaware      100% AEGON USA Realty    Real estate and
                                           Advisors, Inc.           financial software
                                                                    production and sales
Quantra Software            Delaware      100% Quantra Corporation Manufacture and sell
 Corporation                                                        mortgage loan and
                                                                    security management
                                                                    software
Landauer Realty             Iowa          100% AEGON USA Realty    Real estate counseling
 Advisors, Inc.                            Advisors, Inc.
Landauer Associates,        Delaware      100% AEGON USA Realty    Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information          Iowa          100% AEGON USA Realty    Information Systems for
 Systems, Inc.                             Advisors, Inc.           real estate investment
                                                                    management
AEGON USA Realty            Iowa          100% AEGON USA Realty    Real estate management
 Management, Inc                           Advisors, Inc.
USP Real Estate             Iowa          21.89% First AUSA Life   Real estate investment
 Investment Trust                          Ins. Co.                 trust
                                          13.11% PFL Life Ins. Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
RCC Properties Limited      Iowa          AEGON USA Realty         Limited Partnership
 Partnership                               Advisors, Inc. is
                                           General Partner and 5%
                                           owner.
AUSA Financial Markets,     Iowa          100% AUSA Holding Co.    Marketing
 Inc.
Endeavor Investment         California    49.9% AUSA Financial     General Partnership
 Advisors                                  Markets, Inc.
Universal Benefits          Iowa          100% AUSA Holding Co.    Third party
 Corporation                                                        administrator
Investors Warranty of       Iowa          100% AUSA Holding Co.    Provider of automobile
 America, Inc.                                                      extended maintenance
                                                                    contracts
Massachusetts Fidelity      Iowa          100% AUSA Holding Co.    Trust company
 Trust Co.
Money Services, Inc.        Delaware      100% AUSA Holding Co.    Provides financial
                                                                    counseling for
                                                                    employees and agents of
                                                                    affiliated companies

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Zahorik Company, Inc.      California     100% AUSA Holding Co.  Broker-Dealer
ZCI, Inc.                  Alabama        100% Zahorik Company,  Insurance agency
                                           Inc.
AEGON Asset Management     Delaware       100% AUSA Holding Co.  Registered investment
 Services, Inc.                                                   advisor
Intersecurities, Inc.      Delaware       100% AUSA Holding Co.  Broker-Dealer
ISI Insurance Agency,      California     100% Western Reserve   Insurance agency
 Inc.                                      Life Assurance Co.
                                           of Ohio
ISI Insurance Agency of    Ohio           100% ISI Insurance     Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of    Texas          100% ISI Insurance     Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of    Massachusetts  100% ISI Insurance     Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner         Michigan       100% Intersecurities,  Holding co./management
 Financial Group, Inc.                     Inc.                   services
Mariner Financial          Michigan       100% Associated        Broker/Dealer
 Services, Inc.                            Mariner Financial
                                           Group, Inc.
Mariner Planning           Michigan       100% Mariner           Financial planning
 Corporation                               Financial Services,
                                           Inc.
Associated Mariner         Michigan       100% Associated        Insurance agency
 Agency, Inc.                              Mariner Financial
                                           Group, Inc.
Associated Mariner         Hawaii         100% Associated        Insurance agency
 Agency of Hawaii, Inc.                    Mariner Agency, Inc.
Associated Mariner Ins.    Massachusetts  100% Associated        Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner         Ohio           100% Associated        Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner         Texas          100% Associated        Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner         New Mexico     100% Associated        Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp.     Michigan       100% Associated        Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,    Florida        100% AUSA Holding Co.  Shareholder services
 Inc.
Idex Management, Inc.      Delaware       50% AUSA Holding Co.   Investment advisor
                                          50% Janus Capital
                                           Corp.
IDEX Series Fund           Massachusetts  Various                Mutual fund
First AUSA Life            Maryland       100% AEGON USA, Inc.   Insurance holding
 Insurance Company                                                company
AUSA Life Insurance        New York       100% First AUSA Life   Insurance
 Company, Inc.                             Insurance Company
Life Investors Insurance   Iowa           100% First AUSA Life   Insurance
 Company of America                        Ins. Co.
Life Investors Alliance,   Delaware       100% LIICA             Purchase, own, and hold
 LLC                                                              the equity interest of
                                                                  other entities
Bankers United Life        Iowa           100% Life Investors    Insurance
 Assurance Company                         Ins. Company of
                                           America

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Life Investors Agency      Iowa           100% Life Investors    Marketing
 Group, Inc.                               Ins. Company of
                                           America
PFL Life Insurance         Iowa           100% First AUSA Life   Insurance
 Company                                   Ins. Co.
AEGON Financial Services   Minnesota      100% PFL Life          Marketing
 Group, Inc.                               Insurance Co.
AEGON Assignment           Kentucky       100% AEGON Financial   Administrator of
 Corporation of Kentucky                   Services Group, Inc.   structured settlements
AEGON Assignment           Illinois       100% AEGON             Administrator of
 Corporation                               Financial Services     Structured Settlements
                                           Group, Inc.
Southwest Equity Life      Arizona        100% of Common Voting  Insurance
 Ins. Co.                                  Stock First AUSA Life
                                           Ins. Co.
Iowa Fidelity Life         Arizona        100% of Common Voting  Insurance
 Insurance Co.                             Stock First AUSA Life
                                           Ins. Co.
Western Reserve Life       Ohio           100% First AUSA Life   Insurance
 Assurance Co. of Ohio                     Ins. Co.
AEGON Equity Group, Inc.   Florida        100% Western Reserve   Insurance Agency
                                           Life Assurance Co. of
                                           Ohio
WRL Series Fund, Inc.      Maryland       Various                Mutual fund
WRL Investment Services,   Florida        100% Western Reserve   Provides administration
 Inc.                                      Life Assurance Co. of  for affiliated mutual
                                           Ohio                   fund
WRL Investment             Florida        100% Western Reserve   Registered investment
 Management, Inc.                          Life Assurance Co. of  advisor
                                           Ohio
Monumental Life            Maryland       26.77% First AUSA      Insurance
 Insurance Co.                             Life Ins. Co.
                                          73.23% Capital General
                                           Dev. Corp.
AEGON Special Markets      Maryland       100% Monumental Life   Marketing
 Group, Inc.                               Ins. Co.
Monumental General         Maryland       100% First AUSA Life   Insurance
 Casualty Co.                              Ins. Co.
United Financial           Maryland       100% First AUSA Life   General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life     Arizona        100% First AUSA Life   Insurance
 Ins. Co.                                  Ins. Co.
The Whitestone             Maryland       100% First AUSA Life   Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.        Iowa           100% First AUSA Life   Holding company
                                           Insurance Company
Commonwealth General       Delaware       100% AEGON USA, Inc.   Holding company
 Corporation ("CGC")
PB Series Trust            Massachusetts  N/A                    Mutual fund
Monumental Agency Group,   Kentucky       100% CGC               Provider of srvcs. to
 Inc.                                                             ins. cos.
Benefit Plans, Inc.        Delaware       100% CGC               TPA for Peoples Security
                                                                  Life Insurance Company
Durco Agency, Inc.         Virginia       100% Benefit Plans,    General agent
                                           Inc.
Commonwealth General.      Kentucky       100% CGC               Administrator of
 Assignment Corporation                                           structured settlements

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
AFSG Securities           Pennsylvania    100% CGC                 Broker-Dealer
 Corporation
PB Investment Advisors,   Delaware        100% CGC                 Registered investment
 Inc.                                                               advisor
Diversified Financial     Delaware        100% CGC                 Provider of investment,
 Products Inc.                                                      marketing and admin.
                                                                    services to ins. cos.
AEGON USA Real Estate     Delaware        100% Diversified         Real estate and mortgage
 Services, Inc.                            Financial Products Inc   holding company
Capital Real Estate       Delaware        100% CGC                 Furniture and equipment
 Development Corporation                                            lessor
Capital General           Delaware        100% CGC                 Holding company
 Development Corporation
JMH Operating Company,    Mississippi     100% Peoples Security    Real estate holdings
 Inc.                                      Life Insurance Company
Independence Automobile   Florida         100% Capital Security    Automobile Club
 Association, Inc.                         Life Insurance Company
Independence Automobile   Georgia         100% Capital Security    Automobile Club
 Club, Inc.                                Life Insurance Company
Capital 200 Block         Delaware        100% CGC                 Real estate holdings
 Corporation
Capital Broadway          Kentucky        100% CGC                 Real estate holdings
 Corporation
Southlife, Inc.           Tennessee       100% CGC                 Investment subsidiary
Ampac Insurance Agency,   Pennsylvania    100% CGC                 Provider of management
 Inc. (EIN 23-1720755)                                              support services
National Home Life        Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Compass Rose Development  Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Frazer Association        Illinois        100% Ampac Insurance     TPA license-holder
 Consultants, Inc.                         Agency, Inc.
Valley Forge Associates,  Pennsylvania    100% Ampac Insurance     Furniture & equipment
 Inc.                                      Agency, Inc.             lessor
Veterans Benefits Plans,  Pennsylvania    100% Ampac Insurance     Administrator of group
 Inc.                                      Agency, Inc.             insurance programs
Veterans Insurance        Delaware        100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Financial Planning        Dist. Columbia  100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Academy Insurance Group,  Delaware        100% CGC                 Holding company
 Inc.
Academy Life              Missouri        100% Academy Insurance   Insurance company
 Insurance Co.                             Group, Inc.
Pension Life Insurance    New Jersey      100% Academy Insurance   Insurance company
 Company of America                        Group, Inc.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED            BUSINESS
          ----            ---------------    -----------------            --------
Academy Services, Inc.    Delaware        100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ammest Development Corp.  Kansas          100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Ammest Insurance Agency,  California      100% Academy Insurance   General agent
 Inc.                                      Group, Inc.
Ammest Massachusetts      Massachusetts   100% Academy Insurance   Special-purpose
 Insurance Agency, Inc.                    Group, Inc.              subsidiary
Ammest Realty, Inc.       Pennsylvania    100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ampac, Inc.               Texas           100% Academy Insurance   Managing general agent
                                           Group, Inc.
Ampac Insurance Agency,   Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
 (EIN 23-2364438)
Data/Mark Services, Inc.  Delaware        100% Academy Insurance   Provider of mgmt.
                                           Group, Inc.              services
Force Financial Group,    Delaware        100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Force Financial           Massachusetts   100% Force Fin. Group,   Special-purpose
 Services, Inc.                            Inc.                     subsidiary
Military Associates,      Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
NCOA Motor Club, Inc.     Georgia         100% Academy Insurance   Automobile club
                                           Group, Inc.
NCOAA Management Company  Texas           100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Unicom Administrative     Pennsylvania    100% Academy Insurance   Provider of admin.
 Services, Inc.                            Group, Inc.              services
Unicom Administrative     Germany         100% Unicom              Provider of admin.
 Services, GmbH                            Administrative           services
                                           Services, Inc.
Capital Liberty, L.P.     Delaware        99.0% Monumental Life    Holding Company
                                           Ins. Co.
                                          1% CGC
Commonwealth General LLC  Turks &         100% CGC                 Special-purpose
                           Caicos Islands                           subsidiary
Peoples Benefit Life      Missouri        3.7% CGC                 Insurance company
 Insurance Company                        20% Capital Liberty,
                                           L.P.
                                          76.3% Monumental Life
                                           Ins. Co.
Veterans Life Insurance   Illinois        100% Peoples Benefit     Insurance company
 Co.                                       Life Insurance Company
Peoples Benefit           Pennsylvania    100% Veterans Life Ins.  Special-purpose
 Services, Inc.                            Co.                      subsidiary

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of April, 1999.

                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT V (REGISTRANT)


                                 By: Peoples Benefit Life Insurance Company


                                         BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 (DEPOSITOR)

                                         BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ Gregory E. Miller - Breetz
     ------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

    JAY H. BERMAN*                 Director                                        April 30, 1999
---------------------------
Jay H. Berman

    G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 30, 1999
---------------------------
G. Douglas Mangum, Jr.

    MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 30, 1999
---------------------------
Martha A. McConnell

    DOUGLAS A. SARCIA*             Director and Vice President                     April 30, 1999
---------------------------
Douglas A. Sarcia

    BRIAN A. SMITH*                Director and Senior Vice President              April 30, 1999
---------------------------
Brian A. Smith

    BART HERBERT, JR.*             Director and President                          April 30, 1999
---------------------------
Bart Herbert, Jr.

    CRAIG D. VERMIE*               Director                                        April 30, 1999
---------------------------
Craig D. Vermie

*By: /s/ Gregory E. Miller - Breetz
     -------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

              SEPARATE ACCOUNT V ADVISOR'S EDGE VARIABLE ANNUITY
                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY


EXHIBIT 9(a)       OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)       CONSENT OF COUNSEL

EXHIBIT 10         CONSENT OF INDEPENDENT AUDITORS